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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


                  Investment Company Act file number   811-1355


                                 The Alger Funds
               (Exact name of registrant as specified in charter)


                    111 Fifth Avenue New York, New York 10003
            (Address of principal executive offices)    (Zip code)


                                 Mr. Hal Liebes

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-806-8800


Date of fiscal year end: October 31


Date of reporting period: April 30, 2006

ITEM 1.  REPORT(S) TO STOCKHOLDERS.



                                                                 THE ALGER FUNDS


                                                      ALGER LARGECAP GROWTH FUND
                                                      ALGER SMALLCAP GROWTH FUND
                                                             ALGER BALANCED FUND
                                                        ALGER MIDCAP GROWTH FUND
                                                 ALGER CAPITAL APPRECIATION FUND
                                                      ALGER HEALTH SCIENCES FUND
                                           ALGER SMALLCAP AND MIDCAP GROWTH FUND
                                                           ALGER TECHNOLOGY FUND
                                                    ALGER CORE FIXED-INCOME FUND
                                                         ALGER MONEY MARKET FUND



                                                              SEMI-ANNUAL REPORT
                                                                  APRIL 30, 2006
                                                                     (UNAUDITED)



                                                                  [LOGO OMITTED]

TABLE OF CONTENTS

THE ALGER FUNDS

Letter to Our Shareholders.....................................   1
Portfolio Summary..............................................   3
Schedules of Investments.......................................   4
Statements of Assets and Liabilities...........................  44
Statements of Operations.......................................  46
Statements of Changes in Net Assets............................  48
Financial Highlights...........................................  52
Notes to Financial Statements..................................  66
Additional Information.........................................  83





GO PAPERLESS WITH ALGER ELECTRONIC DELIVERY SERVICE
Alger is pleased to provide you with the ability to access regulatory materials online. When documents such as prospectuses and annual and semi-annual reports are available, we'll send you an e-mail notification with a convenient link that will take you directly to the fund information on our website. To sign up for this free service, simply enroll at www.icsdelivery.com/alger.

Dear Shareholders,                                                  June 8, 2006


      In the six months ended April 30, 2006, the U.S. economy remained strong, with inflation contained and overall Gross Domestic Product ("GDP") growth increasing at an annual rate of 4.8% as of March 31, 2006, three percentage points over the previous quarter's rate. And it wasn't simply that the economy overall was solid. During this period, corporate profits exceeded expectations; productivity stayed high; and growth companies in particular saw healthy stock appreciation.

      At the same time, the continued strength of the economy led to uncertainty about interest rates and inflation, and that in turn, kept the markets from breaking out of their trading range. At the Federal Open Market Committee (FOMC) meeting on March 28th, the Fed once again raised the key interest rate from 4.50% to 4.75%-the 15th consecutive increase since June 2004. The Fed noted that the current business climate is showing remarkable growth "but appears likely to moderate to a more sustainable pace."(1)

      After new Fed Chairman Ben Bernanke appeared before the U.S. Congress on April 27th, it was widely believed that the Fed would stop raising rates before the summer. Subsequent economic data clouded the picture yet again, and the markets retreated. Nonetheless, rates remain low relative to historical levels, and while the precise number of future increases is uncertain, it is our belief that we are close to the peak of the current cycle.

      Rising interest rates have been a headwind for the markets, but the uncertainty over when the increases will stop has been even more of an impediment. Even with that uncertainty hovering over the market, solid GDP growth and robust corporate profit growth propelled equities higher during the six months that ended on April 30th, and nearly every market sector posted positive returns. And because corporate profits have increased at a faster rate than the major indices, the market overall has continued to become less expensive. For the six months ending April 30, 2006, the major indices ended up, with the Dow Jones Industrials up 10.21%, the Standard & Poor's 500 Index up 15.27% and the NASDAQ up 9.55%.

      Globally, foreign markets and emerging economies have been torrid. Asian stock markets offered substantial gains in 2005, and by the end of December, China had revised its official GDP figures upward by about $300 billion, more accurately reflecting the size and scope of its economy and the growing power of its consumers. Even those investors not directly exposed to those markets tended to benefit. Many companies have global exposure, and their earnings growth reflects the strong global economy.

      In the bond market, we saw a dramatic re-steepening of the yield curve for the six months ending April 30, 2006, with yields on the 2-year bond up 34 basis points to 4.86% and rates on the 10-year rising more than 50 basis points to 5.05%. The dramatic move upward in interest rates corresponded to renewed fears of inflation


--------------
(1) As of this writing, the key interest rate experienced another quarter percentage point hike on May 10, 2006 to 5.0%.

spurred on by rising energy and commodity prices as well as two more potential increases in the overnight target lending rate by the Fed. The 10-year Treasury note pierced 5.00% for the first time in nearly four years on the heels of a continued robust economic landscape, ever-increasing capacity utilization and tight labor markets.

      Despite the continued rise in interest rates, we believe that the overall low rates by historical standards and record levels of household net worth have buoyed consumer spending, with U.S. consumers now sustaining higher levels of debt than they have in years. In fact, in 2005 U.S. consumers defied expectations by absorbing rising energy prices without substantial decreases in spending. The first months of 2006 saw no significant change in these trends, as both growth and productivity outpaced expectations.

      Going forward, we believe that both the U.S. and the global economy will continue to expand, and our outlook for corporate earnings for 2006 is positive. U.S. markets may remain range-bound so long as the interest rate picture stays uncertain, but by most measures, the markets are trading at reasonable valuations backed by strong fundamentals.

      We want you to know that we value the trust you have placed in Alger. We will continue to look for dynamic, forward-looking companies that are creating the business and marketplaces of tomorrow, bringing growth opportunities to our investors.

      Respectfully submitted,


      /s/ Daniel C. Chung
      ----------------------
      Daniel C. Chung
      Chief Investment Officer

      This report and the financial statements contained herein are submitted for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus for the Fund.

      The views of the Fund's management are as of June 8, 2006 and Fund holdings described in this document are as of April 30, 2006; these views and the fund holdings may have changed subsequent to these dates. Nothing in this document should be construed as a recommendation to purchase or sell securities, markets, or industries.

      MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

      INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT (800) 254-3796, OR VISITING OUR WEBSITE AT WWW.ALGER.COM, OR CONTACTING THE FUND'S DISTRIBUTOR, FRED ALGER & COMPANY, INCORPORATED, 30 MONTGOMERY STREET, JERSEY CITY, NEW JERSEY 07302. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

PORTFOLIO SUMMARY* (UNAUDITED)

                                                                                       SMALLCAP
                                                                                         AND
                                 LARGECAP  SMALLCAP  MIDCAP      CAPITAL      HEALTH    MIDCAP
SECTORS                           GROWTH    GROWTH   GROWTH   APPRECIATION   SCIENCES   GROWTH   TECHNOLOGY
-------                           ------    ------   ------   ------------   --------   ------   ----------
Consumer Discretionary ......      10.0%     15.4%    15.5%       11.6%         0.7%     17.0%       0.0%
Consumer Staples ............      10.0       1.0      0.5         7.3          1.0       1.1        0.0
Energy ......................       6.1       8.2      9.3         6.7          0.0       7.3        0.0
Financials ..................      12.4       9.5      9.8         8.2          1.2       7.5        0.0
Health Care .................       6.9      17.8     13.4        13.2         88.2      14.0        0.0
Industrials .................      12.2      13.7     13.4        11.2          0.0      15.9        2.5
Information Technology ......      31.2      23.0     28.7        32.4          1.4      25.6       92.3
Materials ...................       7.8       3.3      5.7         4.0          1.9       3.3        0.0
Telecommunication Services ..       1.5       2.4      1.8         4.8          0.0       2.3        1.6
Utilities ...................       1.0       0.0      0.0         0.0          0.0       0.0        0.0
Cash and Net Other Assets ...       0.9       5.7      1.9         0.6          5.6       6.0        3.6
                                  ------    ------   ------      ------       ------    ------     ------
                                  100.0%    100.0%   100.0%      100.0%       100.0%    100.0%     100.0%
                                  ======    ======   ======      ======       ======    ======     ======


                                                                   CORE FIXED-
SECTORS/SECURITY TYPES                           BALANCED FUND     INCOME FUND
----------------------                           -------------     -----------
Consumer Discretionary ........................      6.3%
Consumer Staples ..............................      6.7
Energy ........................................      4.1
Financials ....................................      8.4
Health Care ...................................      4.6
Industrials ...................................      8.1
Information Technology ........................     20.4
Materials .....................................      5.2
Telecommunication Services ....................      1.0
Utilities .....................................      0.7
                                                   ------
  Total Common Stocks .........................     65.5%
                                                   ------

Corporate Bonds ...............................     17.9%             25.1%
Agency Bonds ..................................     12.5              28.5
U.S. Treasury Bonds ...........................      3.8              43.1
                                                   ------            ------
  Total Bonds .................................     34.2%             96.7%
                                                   ------            ------

Cash and Net Other Assets .....................      0.3%              3.3%
                                                   ------            ------
                                                   100.0%            100.0%
                                                   ======            ======


                                                                  MONEY MARKET
DAYS TO MATURITY                                                      FUND
----------------                                                  ------------
0 to 30 ........................................................      57.1%
31 to 60 .......................................................      28.8
61 to 90 .......................................................      14.1
                                                                     ------
                                                                     100.0%
                                                                     ======


----------
* Based on net assets for each Fund, except for Money Market Fund which is based on total investments.

THE ALGER FUNDS
ALGER LARGECAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2006

COMMON STOCKS--99.1%                                                           SHARES            VALUE
                                                                               ------            -----
AEROSPACE & DEFENSE--2.0%
Boeing Company .......................................................         113,600        $   9,479,920
                                                                                              -------------

BIOTECHNOLOGY--2.9%
Biogen Idec Inc.* ....................................................         100,800            4,520,880
Genentech, Inc.* .....................................................          86,900            6,926,799
Vertex Pharmaceuticals Incorporated* .................................          68,000            2,473,160
                                                                                              -------------
                                                                                                 13,920,839
                                                                                              -------------

CAPITAL MARKETS--2.0%
Bear Stearns Companies Inc. ..........................................          32,300            4,603,073
Goldman Sachs Group, Inc. ............................................          30,300            4,856,787
                                                                                              -------------
                                                                                                  9,459,860
                                                                                              -------------

CHEMICALS--.8%
Air Products and Chemicals, Inc. .....................................          53,900            3,693,228
                                                                                              -------------

COMMUNICATION EQUIPMENT--5.6%
Cisco Systems, Inc.* .................................................         691,500           14,486,925
Corning Incorporated* ................................................         134,900            3,727,287
Motorola, Inc. .......................................................         161,200            3,441,620
Nokia Oyj# ...........................................................         115,300            2,612,698
QUALCOMM Inc. ........................................................          47,500            2,438,650
                                                                                              -------------
                                                                                                 26,707,180
                                                                                              -------------

COMPUTERS & PERIPHERALS--6.0%
Apple Computer, Inc.* ................................................         197,500           13,902,025
Network Appliance, Inc.* .............................................         225,100            8,344,457
Seagate Technology ...................................................         235,900            6,265,504
                                                                                              -------------
                                                                                                 28,511,986
                                                                                              -------------

DIVERSIFIED FINANCIAL SERVICES--3.8%
Citigroup Inc. .......................................................          99,000            4,945,050
Principal Financial Group (The) ......................................          72,900            3,740,499
Prudential Financial, Inc. ...........................................         122,700            9,586,551
                                                                                              -------------
                                                                                                 18,272,100
                                                                                              -------------

DIVERSIFIED TELECOMMUNICATION SERVICES--1.5%
ALLTEL Corporation ...................................................         109,300            7,035,641
                                                                                              -------------

ELECTRIC UTILITIES--1.0%
Exelon Corporation ...................................................          92,000            4,968,000
                                                                                              -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS--1.8%
Emerson Electric Co. .................................................         100,700            8,554,465
                                                                                              -------------

ELECTRONICS--2.0%
Nintendo Co., Ltd.# ..................................................         518,100            9,640,649
                                                                                              -------------

ENERGY EQUIPMENT & SERVICES--4.2%
National-Oilwell Varco Inc.* .........................................         143,700            9,910,989
Transocean Inc.* .....................................................         123,300            9,995,931
                                                                                              -------------
                                                                                                 19,906,920
                                                                                              -------------

THE ALGER FUNDS
ALGER LARGECAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

COMMON STOCKS--(CONT.)                                                         SHARES            VALUE
                                                                               ------            -----
FINANCIAL INFORMATION SERVICES--.5%
Genworth Financial Inc. Cl. A ........................................          70,900        $   2,353,880
                                                                                              -------------

FINANCIAL SERVICES--2.8%
Hong Kong Exchanges & Clearing Limited ...............................         331,100            2,380,819
Janus Capital Group Inc. .............................................         317,500            6,178,550
Schwab (Charles) Corporation (The) ...................................         272,300            4,874,170
                                                                                              -------------
                                                                                                 13,433,539
                                                                                              -------------

FOOD PRODUCTS--1.7%
Archer-Daniels-Midland Company .......................................         226,400            8,227,376
                                                                                              -------------

FOOD & STAPLES RETAILING--3.1%
CVS Corporation ......................................................         491,100           14,595,492
                                                                                              -------------

FREIGHT & LOGISTICS--1.9%
FedEx Corp. ..........................................................          78,000            8,980,140
                                                                                              -------------

HEALTH CARE PROVIDERS & SERVICES--1.5%
Medco Health Solutions, Inc.* ........................................         134,200            7,143,466
                                                                                              -------------

HOTELS, RESTAURANTS & LEISURE--.5%
Starbucks Corporation* ...............................................          66,850            2,491,500
                                                                                              -------------

HOUSEHOLD PRODUCTS--2.3%
Procter & Gamble Company .............................................         187,200           10,896,912
                                                                                              -------------

INDUSTRIAL CONGLOMERATES--3.6%
General Electric Company .............................................         495,400           17,135,886
                                                                                              -------------

INSURANCE--2.2%
Hartford Financial Services Group, Inc. (The) ........................         112,800           10,369,704
                                                                                              -------------

INTERNET & CATALOG RETAIL--5.3%
eBay Inc.* ...........................................................         482,700           16,609,707
Netflix Inc.*+ .......................................................         297,400            8,814,936
                                                                                              -------------
                                                                                                 25,424,643
                                                                                              -------------

INTERNET SOFTWARE & SERVICES--3.5%
Yahoo! Inc.* .........................................................         505,700           16,576,846
                                                                                              -------------

MACHINERY--2.0%
Caterpillar Inc. .....................................................         123,700            9,369,038
                                                                                              -------------

MEDIA--4.8%
News Corporation Cl. A ...............................................         432,400            7,419,984
XM Satellite Radio Holdings Inc. Cl. A* ..............................         758,400           15,334,848
                                                                                              -------------
                                                                                                 22,754,832
                                                                                              -------------

THE ALGER FUNDS
ALGER LARGECAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

COMMON STOCKS--(CONT.)                                                         SHARES            VALUE
                                                                               ------            -----
METALS & MINING--9.0%
Cameco Corporation ...................................................         113,500        $   4,613,775
Freeport-McMoRan Copper & Gold, Inc. Cl. B ...........................          90,900            5,870,322
Inco Limited .........................................................         294,400           16,624,768
Peabody Energy Corporation ...........................................          70,500            4,502,130
Phelps Dodge Corporation .............................................          70,900            6,110,871
Vedanta Resources PLC ................................................         176,300            5,068,625
                                                                                              -------------
                                                                                                 42,790,491
                                                                                              -------------

MULTILINE RETAIL--2.3%
Costco Wholesale Corporation* ........................................          79,100            4,305,413
Federated Department Stores, Inc. ....................................          89,300            6,952,005
                                                                                              -------------
                                                                                                 11,257,418
                                                                                              -------------

PHARMACEUTICALS--2.5%
Teva Pharmaceutical Industries Ltd.# .................................         294,794           11,939,157
                                                                                              -------------

SAVINGS &  LOANS--1.1%
Golden West Financial Corp. ..........................................          72,200            5,189,014
                                                                                              -------------

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--9.3%
Broadcom Corporation Cl. A* ..........................................         215,050            8,840,705
Freescale Semiconductor Inc. Cl. A* ..................................         425,200           13,444,824
Marvell Technology Group Ltd.* .......................................         172,700            9,859,443
Rambus Inc.* .........................................................         182,100            7,070,943
Texas Instruments Incorporated .......................................         150,100            5,209,971
                                                                                              -------------
                                                                                                 44,425,886
                                                                                              -------------

SOFTWARE--1.2%
Microsoft Corporation ................................................         243,730            5,886,080
                                                                                              -------------

SPECIALTY RETAIL--1.3%
Home Depot, Inc. .....................................................         157,000            6,269,010
                                                                                              -------------

TOBACCO--2.1%
ALTRIA GROUP, INC ....................................................         134,100            9,810,756

TRANSPORTATION--1.0%
Textron Inc. .........................................................          51,300            4,614,435
                                                                                              -------------

Total Common Stocks
   (Cost $455,780,225) ...............................................                          472,086,289
                                                                                              -------------

THE ALGER FUNDS
ALGER LARGECAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

PURCHASED OPTIONS                                                           CONTRACTS            VALUE
                                                                            ---------            -----

PUT OPTIONS
Netflix Inc./June/25+ ................................................             316        $       7,900
Netflix Inc./June/30+ ................................................             745              119,200
                                                                                              -------------

Total Purchased Put Options
   (Cost $296,123) ...................................................                              127,100
                                                                                              -------------

                                                                            PRINCIPAL
                                                                             AMOUNT
                                                                            ---------
SHORT-TERM INVESTMENTS--1.9%

U.S. AGENCY OBLIGATIONS Federal Home Loan Banks, 4.52%, 5/1/06
   (Cost $8,817,785) .................................................      $8,820,000            8,817,785
                                                                                              -------------

Total Investments

   (Cost $464,894,133)(a) ............................................           101.0%         481,031,174
                                                                                              -------------
Liabilities in Excess of Other Assets ................................            (1.0)          (4,783,797)
                                                                                 -----        -------------
Net Assets ...........................................................           100.0%       $ 476,247,377
                                                                                 =====        =============



-------------
*    Non-income producing security.

#    American Depositary Receipts.

(a) At April 30, 2006, the net unrealized appreciation of investments, based on cost for federal income tax purposes of $469,881,701, amounted to $11,149,473 which consisted of aggregate gross unrealized appreciation of $30,473,367 and aggregate gross unrealized depreciation of $19,323,894.

+ All or a portion of the securities are pledged as collateral for options written.

                       See Notes to Financial Statements.

THE ALGER FUNDS
ALGER LARGECAP GROWTH FUND
SCHEDULE OF OPTIONS WRITTEN (UNAUDITED)
April 30, 2006

                                                         SHARES
                                                         SUBJECT
CALL OPTIONS WRITTEN                      CONTRACTS      TO CALL         VALUE
                                          ---------      --------       -------

Netflix Inc./June/35
  (Premiums Received $165,682) .........     1,061       106,100        $ 15,915
                                                                        --------

PUT OPTIONS WRITTEN
 Netflix Inc./June/22.5
  (Premiums Received $240,201) .........     1,061       106,100           5,305
                                                                        --------

TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $405,883) .........                                $ 21,220
                                                                        ========




                       See Notes to Financial Statements.

THE ALGER FUNDS
ALGER SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2006

COMMON STOCKS--94.3%                                                           SHARES            VALUE
                                                                               ------            -----
AEROSPACE & DEFENSE--3.2%
BE Aerospace, Inc.* ..................................................         122,000        $   3,175,660
Esterline Technologies Corporation* ..................................          65,650            2,909,608
SI International Inc.* ...............................................          67,150            2,287,800
                                                                                              -------------
                                                                                                  8,373,068
                                                                                              -------------

AIRLINES--.7%
AirTran Holdings, Inc.* ..............................................         135,350            1,892,193
                                                                                              -------------

APPAREL--1.3%
Gymboree Corp.* ......................................................         112,450            3,382,496
                                                                                              -------------

AUTO COMPONENTS--1.2%
LKQ Corporation* .....................................................         148,100            3,116,024
                                                                                              -------------

AUTO EQUIPMENT & SERVICES--.7%
Tenneco Inc.* ........................................................          73,300            1,762,865
                                                                                              -------------

BIOTECHNOLOGY--4.7%
Alkermes, Inc.* ......................................................          70,450            1,512,561
Cubist Pharmaceuticals, Inc.* ........................................          74,300            1,684,381
Keryx Biopharmaceuticals, Inc.* ......................................          86,650            1,475,650
Medarex, Inc.* .......................................................         150,250            1,804,502
Myogen, Inc.* ........................................................          46,450            1,535,637
Theravance, Inc.* ....................................................          86,150            2,417,369
Vertex Pharmaceuticals Incorporated* .................................          49,150            1,787,585
                                                                                              -------------
                                                                                                 12,217,685
                                                                                              -------------

CAPITAL MARKETS--2.4%
Affiliated Managers Group, Inc.* .....................................          19,225            1,947,492
Greenhill & Co., Inc. ................................................          35,750            2,535,390
National Financial Partners Corporation ..............................          32,800            1,705,600
                                                                                              -------------
                                                                                                  6,188,482
                                                                                              -------------

CHEMICALS--1.0%
Zoltek Companies, Inc.* ..............................................         100,200            2,554,098
                                                                                              -------------

COMMERCIAL BANKS--2.4%
Boston Private Financial Holdings, Inc. ..............................          58,250            1,936,813
Signature Bank* ......................................................          82,600            2,921,562
Wintrust Financial Corporation .......................................          25,500            1,319,625
                                                                                              -------------
                                                                                                  6,178,000
                                                                                              -------------

COMMERCIAL SERVICES & SUPPLIES--4.2%
American Reprographics Co.* ..........................................          63,900            2,266,533
CoStar Group Inc.* ...................................................          36,450            2,057,603
FTI  Consulting, Inc.* ...............................................          99,700            2,865,378
Gevity HR, Inc. ......................................................          77,200            1,983,268
Navigant Consulting, Inc.* ...........................................          83,550            1,761,234
                                                                                              -------------
                                                                                                 10,934,016
                                                                                              -------------

THE ALGER FUNDS
ALGER SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

COMMON STOCKS--(CONT.)                                                         SHARES            VALUE
                                                                               ------            -----
COMMUNICATION EQUIPMENT--1.7%
Polycom, Inc.* .......................................................         119,900        $   2,637,800
Powerwave Technologies, Inc.* ........................................         154,650            1,724,347
                                                                                              -------------
                                                                                                  4,362,147
                                                                                              -------------

COMPUTERS & PERIPHERALS--.6%
Mobility Electronics, Inc.* ..........................................         228,050            1,623,716
                                                                                              -------------

COMPUTER SERVICES--1.7%
Internap Network Services Corporation* ...............................       1,255,100            1,644,181
Open Solutions Inc.* .................................................         101,200            2,754,664
                                                                                              -------------
                                                                                                  4,398,845
                                                                                              -------------

COMPUTER TECHNOLOGY--1.4%
Atheros Communications* ..............................................          68,400            1,736,676
Secure Computing Corporation* ........................................         169,400            1,821,050
                                                                                              -------------
                                                                                                  3,557,726
                                                                                              -------------

CONSTRUCTION & ENGINEERING--1.1%
URS Corporation* .....................................................          64,500            2,778,015
                                                                                              -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS--1.1%
Multi-Fineline Electronix, Inc.* .....................................          48,600            2,832,408
                                                                                              -------------

ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS--.5%
Netlogic Microsystems Inc.* ..........................................          32,500            1,308,775
                                                                                              -------------

ENERGY--1.2%
Veritas DGC Inc.* ....................................................          65,100            3,119,592
                                                                                              -------------

ENERGY EQUIPMENT & SERVICES--1.2%
Dril-Quip Inc. .......................................................          44,400            3,195,912
                                                                                              -------------

FINANCIAL INFORMATION SERVICES--1.0%
GFI Group Inc.* ......................................................          45,700            2,599,416
                                                                                              -------------

FOOD & BEVERAGES--1.1%
Hain Celestial Group Inc. (The)* .....................................         100,100            2,692,690
                                                                                              -------------

HEALTH CARE EQUIPMENT & SUPPLIES--5.9%
ArthroCare Corporation* ..............................................          60,000            2,719,800
Haemonetics Corporation* .............................................          45,050            2,455,225
Hologic, Inc.* .......................................................          55,450            2,643,301
Illumina, Inc.* ......................................................          92,750            2,933,683
Intuitive Surgical, Inc.* ............................................          11,200            1,422,400
Ventana Medical Systems, Inc.* .......................................          62,850            3,060,795
                                                                                              -------------
                                                                                                 15,235,204
                                                                                              -------------

THE ALGER FUNDS
ALGER SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

COMMON STOCKS--(CONT.)                                                         SHARES            VALUE
                                                                               ------            -----
HEALTH CARE PROVIDERS & SERVICES--5.5%
Psychiatric Solutions, Inc.* .........................................          88,000        $   2,909,280
Radiation Therapy Services, Inc.* ....................................          68,900            1,760,395
Sierra Health Services, Inc.* ........................................          60,800            2,383,968
Sunrise Senior Living Inc.* ..........................................          71,400            2,656,080
VCA Antech, Inc.* ....................................................          54,850            1,705,286
WellCare Health Plans Inc.* ..........................................          63,950            2,678,226
                                                                                              -------------
                                                                                                 14,093,235
                                                                                              -------------

HOTELS, RESTAURANTS & LEISURE--2.0%
Applebee's International, Inc. .......................................          73,312            1,701,572
Morgans Hotel Group* .................................................         122,900            2,212,200
Orient-Express Hotels Ltd. Cl. A .....................................          33,150            1,359,150
                                                                                              -------------
                                                                                                  5,272,922
                                                                                              -------------

INSURANCE--1.1%
Ohio Casualty Corporation ............................................          81,950            2,429,817
Platinum Underwriters Holdings, Inc. .................................          17,300              476,961
                                                                                              -------------
                                                                                                  2,906,778
                                                                                              -------------

INTERNET & CATALOG RETAIL--1.1%
Priceline.com Incorporated* ..........................................         117,600            2,874,144
                                                                                              -------------

INTERNET SOFTWARE & SERVICES--5.3%
Allscripts Healthcare Solutions, Inc.* ...............................         147,450            2,511,074
DealerTrack Holdings Inc.* ...........................................         129,700            2,892,310
Jupitermedia Corporation* ............................................         172,100            3,032,402
Openwave Systems, Inc.* ..............................................         122,483            2,279,409
WebEx Communications, Inc.* ..........................................          87,950            3,109,033
                                                                                              -------------
                                                                                                 13,824,228
                                                                                              -------------

IT SERVICES--1.3%
Wright Express Corp.* ................................................         109,250            3,363,808
                                                                                              -------------

LEISURE & ENTERTAINMENT--1.0%
WMS Industries Inc.* .................................................          84,450            2,639,062

LEISURE EQUIPMENT & PRODUCTS--1.0%
LIFE TIME FITNESS, Inc.* .............................................          53,500            2,450,300
                                                                                              -------------

MACHINERY--4.4%
Actuant Corporation Cl. A ............................................          39,150            2,503,643
Bucyrus International, Inc. Cl. A ....................................          62,925            3,266,437
ESCO Technologies Inc.* ..............................................          37,500            1,901,250
Gardner Denver Inc.* .................................................          49,150            3,663,149
                                                                                              -------------
                                                                                                 11,334,479
                                                                                              -------------

MEDIA--2.7%
Focus Media Holding Limited*# ........................................          34,500            2,083,455
NeuStar, Inc. Cl. A* .................................................          74,350            2,609,685
World Wrestling Entertainment, Inc. Cl. A ............................         140,150            2,430,201
                                                                                              -------------
                                                                                                  7,123,341
                                                                                              -------------

THE ALGER FUNDS
ALGER SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

COMMON STOCKS--(CONT.)                                                         SHARES            VALUE
                                                                               ------            -----
METALS--.8%
RBC Bearings, Inc.* ..................................................          92,600        $   2,193,694
                                                                                              -------------

METALS & MINING--2.3%
Breakwater Resources, Ltd.* ..........................................       1,980,100            2,494,926
Paladin Resources Limited* ...........................................         954,450            3,388,298
                                                                                              -------------
                                                                                                  5,883,224
                                                                                              -------------

OIL & GAS--4.5%
Carrizo  Oil & Gas, Inc.* ............................................          51,550            1,514,539
Giant Industries, Inc.* ..............................................          41,300            2,968,644
Grey Wolf, Inc.* .....................................................         243,850            1,902,030
Holly Corporation ....................................................          30,200            2,330,534
TODCO Cl. A* .........................................................          66,984            3,072,556
                                                                                              -------------
                                                                                                 11,788,303
                                                                                              -------------

OIL AND GAS EXPLORATION SERVICES--1.2%
Petrobank Energy and Resources Ltd.* .................................         249,350            3,094,433
                                                                                              -------------

PHARMACEUTICAL PREPARATIONS--.8%
Adams Respiratory Therapeutics, Inc.* ................................          50,100            2,148,789
                                                                                              -------------

REAL ESTATE--.9%
Jones Lang LaSalle Incorporated ......................................          26,300            2,229,188
                                                                                              -------------

RESTAURANTS--1.2%
McCormick & Schmick's Seafood Restaurants, Inc.* .....................         125,700            3,142,500
                                                                                              -------------

RETAIL--1.1%
Phillips-Van Heusen Corporation ......................................          69,050            2,775,810
                                                                                              -------------

ROAD & RAIL--.9%
Landstar Systems, Inc. ...............................................          53,200            2,260,468
                                                                                              -------------

SEMICONDUCTOR CAPITAL EQUIPMENT--1.8%
FormFactor Inc.* .....................................................          65,000            2,709,850
SiRF Technology Holdings, Inc.* ......................................          60,200            2,055,830
                                                                                              -------------
                                                                                                  4,765,680
                                                                                              -------------

SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT--4.4%
ATMI, Inc.* ..........................................................          82,050            2,330,220
Ikanos Communications* ...............................................          64,200            1,188,984
Microsemi Corporation* ...............................................         102,000            2,786,640
Tessera Technologies Inc.* ...........................................          75,100            2,408,457
Trident Microsystems, Inc.* ..........................................         102,000            2,713,200
                                                                                              -------------
                                                                                                 11,427,501
                                                                                              -------------

SOFTWARE--2.5%
Quest Software, Inc.* ................................................         185,950            3,200,200
VeriFone Holdings Inc.* ..............................................         105,000            3,250,800
                                                                                              -------------
                                                                                                  6,451,000
                                                                                              -------------

THE ALGER FUNDS
ALGER SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

COMMON STOCKS--(CONT.)                                                         SHARES            VALUE
                                                                               ------            -----
SPECIALTY RETAIL--2.5%
Aeropostale, Inc.* ...................................................          66,200        $   2,033,002
AnnTaylor Stores Corporation* ........................................          52,650            1,965,425
DSW Inc. Cl. A* ......................................................          82,800            2,591,640
                                                                                              -------------
                                                                                                  6,590,067
                                                                                              -------------

TEXTILES, APPAREL & LUXURY GOODS--.5%
Deckers Outdoor Corporation* .........................................          30,500            1,302,045
                                                                                              -------------

THRIFTS & MORTGAGE FINANCE--1.7%
Brookline Bancorp, Inc. ..............................................         121,700            1,801,160
Flagstar Bancorp, Inc. ...............................................         171,000            2,736,000
                                                                                              -------------
                                                                                                  4,537,160
                                                                                              -------------

WIRELESS TELECOMMUNICATION SERVICES--1.5%
SBA Communications Corporation Cl. A* ................................         153,700            3,860,944
                                                                                              -------------

Total Common Stocks
  (Cost $188,807,101) ................................................                          244,636,476
                                                                                              -------------


                                                                              PRINCIPAL
SHORT-TERM INVESTMENTS--4.3%                                                   AMOUNT
                                                                              ----------
U.S. AGENCY OBLIGATIONS Federal Home Loan Banks, 4.52%, 5/1/06
  (Cost $11,027,230) .................................................     $11,030,000           11,027,230
                                                                                              -------------

Total Investments
  (Cost $199,834,331)(a) .............................................            98.6%         255,663,706
Other Assets in Excess of Liabilities ................................             1.4            3,663,140
                                                                                 -----        -------------
Net Assets ...........................................................           100.0%       $ 259,326,846
                                                                                 =====        =============

--------------
*    Non-income producing securities.

#    American Depositary Receipts.

(a) At April 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $199,874,056, amounted to $55,789,650 which consisted of aggregate gross unrealized appreciation of $57,912,469 and aggregate gross unrealized depreciation of $2,122,819.

                       See Notes to Financial Statements.

THE ALGER FUNDS
ALGER BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2006

COMMON STOCKS--65.5%                                                           SHARES            VALUE
                                                                               ------            -----
AEROSPACE & DEFENSE--1.4%
Boeing Company .......................................................          24,000        $   2,002,800
                                                                                              -------------

BIOTECHNOLOGY--1.9%
Biogen Idec Inc.* ....................................................          21,700              973,245
Genentech, Inc.* .....................................................          18,500            1,474,635
Vertex Pharmaceuticals Incorporated* .................................          14,600              531,002
                                                                                              -------------
                                                                                                  2,978,882
                                                                                              -------------

CAPITAL MARKETS--1.3%
Bear Stearns Companies Inc. ..........................................           7,100            1,011,821
Goldman Sachs Group, Inc. ............................................           6,500            1,041,885
                                                                                              -------------
                                                                                                  2,053,706
                                                                                              -------------

CHEMICALS--.5%
Air Products and Chemicals, Inc. .....................................          11,500              787,980
                                                                                              -------------

COMMUNICATION EQUIPMENT--3.7%
Cisco Systems, Inc.* .................................................         145,850            3,055,558
Corning Incorporated* ................................................          29,100              804,033
Motorola, Inc. .......................................................          34,000              725,900
Nokia Oyj# ...........................................................          24,500              555,170
QUALCOMM Inc .........................................................          10,150              521,101
                                                                                              -------------
                                                                                                  5,661,762
                                                                                              -------------

COMPUTERS & PERIPHERALS--3.9%
Apple Computer, Inc.* ................................................          41,700            2,935,263
Network Appliance, Inc.* .............................................          47,500            1,760,825
Seagate Technology ...................................................          46,950            1,246,992
                                                                                              -------------
                                                                                                  5,943,080
                                                                                              -------------

DIVERSIFIED FINANCIAL SERVICES--2.6%
Citigroup Inc. .......................................................          20,800            1,038,960
Principal Financial Group (The) ......................................          16,800              862,008
Prudential Financial, Inc. ...........................................          27,600            2,156,388
                                                                                              -------------
                                                                                                  4,057,356
                                                                                              -------------

DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
ALLTEL Corporation ...................................................          24,450            1,573,846
                                                                                              -------------

ELECTRIC UTILITIES--.7%
Exelon Corporation ...................................................          19,550            1,055,700
                                                                                              -------------

ELECTRONICS--1.4%
Nintendo Co., Ltd.# ..................................................         111,600            2,076,618
                                                                                              -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS--1.2%
Emerson Electric Co. .................................................          21,600            1,834,920
                                                                                              -------------

ENERGY EQUIPMENT & SERVICES--2.8%
National-Oilwell Varco Inc.* .........................................          30,950            2,134,622
Transocean Inc.* .....................................................          26,600            2,156,462
                                                                                              -------------
                                                                                                  4,291,084
                                                                                              -------------

THE ALGER FUNDS
ALGER BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

COMMON STOCKS--(CONT.)                                                         SHARES            VALUE
                                                                               ------            -----
FINANCIAL INFORMATION SERVICES--.3%
Genworth Financial Inc. Cl. A ........................................          15,100        $     501,320

FINANCIAL SERVICES--1.9%
Hong Kong Exchanges & Clearing Limited ...............................          67,200              483,211
Janus Capital Group Inc. .............................................          68,600            1,334,956
Schwab (Charles) Corporation (The) ...................................          58,550            1,048,045
                                                                                              -------------
                                                                                                  2,866,212
                                                                                              -------------

FOOD PRODUCTS--1.1%
Archer-Daniels-Midland Company .......................................          47,800            1,737,052
                                                                                              -------------

FOOD & STAPLES RETAILING--2.0%
CVS Corporation ......................................................         104,400            3,102,768
                                                                                              -------------

FREIGHT & LOGISTICS--1.2%
FedEx Corp. ..........................................................          16,500            1,899,645
                                                                                              -------------

HEALTH CARE PROVIDERS & SERVICES--1.0%
Medco Health Solutions, Inc.* ........................................          29,000            1,543,670
                                                                                              -------------

HOTELS, RESTAURANTS & LEISURE--.4%
Starbucks Corporation* ...............................................          14,400              536,687
                                                                                              -------------

HOUSEHOLD PRODUCTS--1.6%
Procter & Gamble Company .............................................          42,305            2,462,573
                                                                                              -------------

INDUSTRIAL CONGLOMERATES--2.4%
General Electric Company .............................................         104,650            3,619,844
                                                                                              -------------

INSURANCE--1.4%
Hartford Financial Services Group, Inc. (The) ........................          23,800            2,187,934
                                                                                              -------------

INTERNET & CATALOG RETAIL--3.2%
eBay Inc.* ...........................................................         101,850            3,504,659
Netflix Inc.* ........................................................          46,300            1,372,332
                                                                                              -------------
                                                                                                  4,876,991
                                                                                              -------------

INTERNET SOFTWARE & SERVICES--2.3%
Yahoo! Inc.* .........................................................         106,700            3,497,626
                                                                                              -------------

MACHINERY--1.3%
Caterpillar Inc. .....................................................          26,250            1,988,175
                                                                                              -------------

MEDIA--3.2%
News Corporation Cl. A ...............................................          92,950            1,595,022
XM Satellite Radio Holdings Inc. Cl. A* ..............................         163,450            3,304,959
                                                                                              -------------
                                                                                                  4,899,981
                                                                                              -------------

THE ALGER FUNDS
ALGER BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

COMMON STOCKS--(CONT.)                                                         SHARES            VALUE
                                                                               ------            -----
METALS & MINING--6.0%
Cameco Corporation ...................................................          24,100        $     979,665
Freeport-McMoRan Copper & Gold, Inc. Cl. B ...........................          19,450            1,256,081
Inco Limited .........................................................          62,250            3,515,258
Peabody Energy Corporation ...........................................          14,900              951,514
Phelps Dodge Corporation .............................................          15,200            1,310,088
Vedanta Resources PLC ................................................          37,500            1,078,125
                                                                                              -------------
                                                                                                  9,090,731
                                                                                              -------------

MULTILINE RETAIL--1.6%
Costco Wholesale Corporation* ........................................          16,700              908,981
Federated Department Stores, Inc. ....................................          19,000            1,479,150
                                                                                              -------------
                                                                                                  2,388,131
                                                                                              -------------

PHARMACEUTICALS--1.6%
Teva Pharmaceutical Industries Ltd.# .................................          62,148            2,516,994
                                                                                              -------------

SAVINGS &  LOANS--.7%
Golden West Financial Corp. ..........................................          15,400            1,106,798
                                                                                              -------------

SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT--6.2%
Broadcom Corporation Cl. A* ..........................................          46,325            1,904,421
Freescale Semiconductor Inc. Cl. A* ..................................          89,700            2,836,314
Marvell Technology Group Ltd.* .......................................          36,700            2,095,203
Rambus Inc.* .........................................................          38,400            1,491,072
Texas Instruments Incorporated .......................................          32,200            1,117,662
                                                                                              -------------
                                                                                                  9,444,672
                                                                                              -------------

SOFTWARE--.8%
Microsoft Corporation ................................................          52,350            1,264,253
                                                                                              -------------

SPECIALTY RETAIL--.9%
Home Depot, Inc. .....................................................          33,700            1,345,641
                                                                                              -------------

TOBACCO--1.4%
Altria Group, Inc. ...................................................          28,300            2,070,428
                                                                                              -------------

TRANSPORTATION--.6%
Textron Inc. .........................................................          10,900              980,455
                                                                                              -------------

Total Common Stocks
  (Cost $96,655,897) .................................................                          100,246,315
                                                                                              -------------

THE ALGER FUNDS
ALGER BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

                                                                             PRINCIPAL
CORPORATE BONDS--17.9%                                                         AMOUNT            VALUE
                                                                             ----------          -----
AEROSPACE & DEFENSE--.5%
Alliant Techsystems Inc., 6.75%, 4/1/16 ..............................      $  407,000        $     402,930
Systems 2001 Asset Trust Cl. G, 6.664%, 9/15/13(a) ...................         402,476              417,565
                                                                                              -------------
                                                                                                    820,495
                                                                                              -------------

APPAREL--.1%
Levi Strauss & Co., 8.875%, 4/1/16(a) ................................         175,000              176,312
                                                                                              -------------

AUTO EQUIPMENT & SERVICES--.2%
Tenneco Inc., 8.625%, 11/15/14(a) ....................................         300,000              305,250
                                                                                              -------------

AUTOMOTIVE--1.1%
Honda Auto Receivables Owner Trust, 5.07%, 2/18/10 ...................         900,000              897,532
Nissan Auto Receivables Owner Trust, 4.74%, 9/15/09 ..................         750,000              744,099
                                                                                              -------------
                                                                                                  1,641,631
                                                                                              -------------

BUSINESS SERVICES--.3%
Preferred Term XXI, 5.71%, 3/22/38(a) ................................         495,000              487,793
                                                                                              -------------

CAPITAL MARKETS--1.2%
Goldman Sachs Group, Inc., 4.75%, 7/15/13 ............................         915,000              860,715
J.P. Morgan Chase & Co., 4.60%, 1/17/11 ..............................       1,000,000              961,362
                                                                                              -------------
                                                                                                  1,822,077
                                                                                              -------------

COMMERCIAL BANKS--1.5%
Associates Corp. North America, 6.95%, 11/1/18 .......................       1,077,000            1,176,960
First Tennessee Bank, 5.65%, 4/1/16 ..................................       1,080,000            1,051,221
                                                                                              -------------
                                                                                                  2,228,181
                                                                                              -------------

CONSUMER FINANCE--.4%
MBNA Credit Card Master Note Trust, 4.50%, 1/15/13 ...................         700,000              679,427
                                                                                              -------------

ELECTRIC UTILITIES--.2%
General Electric Capital Corp., 5.50%, 4/28/11 .......................         250,000              250,377
Sierra Pacific Power Company, 6.00%, 5/15/16(a) ......................         115,000              111,965
                                                                                              -------------
                                                                                                    362,342
                                                                                              -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS--.6%
GE Equipment Small Ticket, 4.88%, 10/22/09(a) ........................         895,000              888,665
                                                                                              -------------

ELECTRONICS--.2%
Centerpoint Energy Transition Bond Company,
  4.97%, 8/1/14 ......................................................         345,000              339,683
                                                                                              -------------

ENERGY--.5%
Encana Holdings Financial Corp., 5.80%, 5/1/14 .......................         800,000              796,766
                                                                                              -------------

THE ALGER FUNDS
ALGER BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

                                                                             PRINCIPAL
CORPORATE BONDS--(CONT.)                                                       AMOUNT          VALUE
                                                                             ----------        -----
FINANCE--.8%
Residential Capital, 6.50%, 4/17/13 ..................................      $  275,000        $     274,471
SLM Corp., 5.45%, 4/25/11 ............................................         900,000              894,750
                                                                                              -------------
                                                                                                  1,169,221
                                                                                              -------------

FINANCIAL SERVICES--.6%
HSBC Bank USA, 5.625%, 8/15/35 .......................................         345,000              311,255
Jefferies Group, Inc., 6.25%, 1/15/36 ................................         645,000              591,143
                                                                                              -------------
                                                                                                    902,398
                                                                                              -------------

FOOD & STAPLES RETAILING--.5%
CVS Corporation, 4.875%, 9/15/14 .....................................         900,000              837,174
                                                                                              -------------

GAS UTILITIES--.3%
Kinder Morgan Energy Partners, L.P., 5.80%, 3/15/35 ..................         500,000              443,679
                                                                                              -------------

HEALTH CARE EQUIPMENT & SUPPLIES--.4%
Medtronic, Inc., Senior Note, 4.75%, 9/15/15(A) ......................         700,000              647,647
                                                                                              -------------

HEALTH CARE PROVIDERS & SERVICES--.7%
Omnicare, Inc., 6.75%, 12/15/13 ......................................         550,000              546,563
UnitedHealth Group, 5.375%, 3/15/16 ..................................         600,000              576,838
                                                                                              -------------
                                                                                                  1,123,401
                                                                                              -------------

HOTELS, RESTAURANTS & LEISURE--.6%
Boyd Gaming Corp., 7.125%, 2/1/16 ....................................         785,000              789,906
MGM MIRAGE, 6.75%, 4/1/13(a) .........................................         150,000              148,500
                                                                                              -------------
                                                                                                    938,406
                                                                                              -------------

INSURANCE--1.5%
American International Group, 5.05%, 10/1/15(a) ......................         900,000              848,921
Franklin Auto Trust Series 2005-1, 4.91%, 4/20/10 ....................       1,140,000            1,133,045
The Chubb Corporation, 4.934%, 11/16/07 ..............................         250,000              248,237
                                                                                              -------------
                                                                                                  2,230,203
                                                                                              -------------

MACHINERY--.7%
CNH Equipment Trust, 5.20%, 08/16/2010 ...............................         495,000              494,065
The Manitowoc Co., Inc., 7.125%, 11/1/13 .............................         500,000              513,750
                                                                                              -------------
                                                                                                  1,007,815
                                                                                              -------------

MEDIA--.6%
Clear Channel Communications, Inc. Senior Notes,
  5.75%, 1/15/13 .....................................................         800,000              760,908
Liberty Media Corporation Floating Rate Note,
  6.41%, 9/17/06 .....................................................         198,000              198,950
                                                                                              -------------
                                                                                                    959,858
                                                                                              -------------

METAL FABRICATING--.9%
Timken Co., 5.75%, 2/15/10 ...........................................       1,350,000            1,329,678
                                                                                              -------------

THE ALGER FUNDS
ALGER BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

                                                                             PRINCIPAL
CORPORATE BONDS--(CONT.)                                                       AMOUNT          VALUE
                                                                             ----------        -----
METALS & MINING--.5%
ALCAN INC., 5.00%, 6/1/15 ............................................    $    745,000        $     696,120

MISCELLANEOUS--.5%
Jefferson Valley Floating Rate, 6.34%, 3/20/16(a) ....................         800,000              798,272
                                                                                              -------------

MULTI-UTILITIES UNREGULATED POWER--.5%
PG&E Energy Recovery Funding, LLC. 4.85 06/25/11 .....................         700,000              695,879
                                                                                              -------------

OIL & GAS--.2%
Inergy LP, 8.25%, 3/1/16(a) ..........................................         347,000              358,278
                                                                                              -------------

OIL AND GAS EXTRACTION--.4%
Enterprise Products Partners L.P., 6.875%, 3/1/33 ....................         600,000              599,921
                                                                                              -------------

REAL ESTATE--.4%
ProLogis, 5.75%, 4/1/16 ..............................................         595,000              580,437
                                                                                              -------------

SOFTWARE--.3%
Oracle Corporation, 5.25%, 1/15/16(a) ................................         455,000              430,936
                                                                                              -------------

SPECIALTY RETAIL--.4%
Home Depot, Inc., 5.20%, 3/1/11 ......................................         595,000              589,616
                                                                                              -------------

WIRELESS TELECOMMUNICATION SERVICES--.3%
Vodafone Group PLC, 5.50%, 6/15/11 ...................................         500,000              494,993
                                                                                              -------------

Total Corporate Bonds
  (Cost $27,971,518) .................................................                           27,382,554
                                                                                              -------------

THE ALGER FUNDS
ALGER BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

                                                      PRINCIPAL
 U.S. GOVERNMENT & AGENCY OBLIGATIONS--16.3%            AMOUNT          VALUE
                                                      ----------    ------------
Federal Home Loan Mortgage Corporation,
  5.125%, 12/15/13 ................................   $  600,000    $    582,698
  5.50%, 11/15/14 .................................      839,601         837,723
  5.00%, 4/15/16 ..................................      569,610         563,923
  5.50%, 7/15/16 ..................................      864,124         859,953
  5.00%, 8/15/16 ..................................      489,999         479,185
  5.75%, 12/15/18 .................................      800,000         797,000
  5.00%, 10/15/28 .................................      890,000         866,352
  5.50%, 10/15/31 .................................    1,000,000         971,020
  5.00%, 9/15/33 ..................................      695,000         678,248
Final Maturity Amortizing Notes, 4.80%, 4/25/10 ...    1,244,508       1,221,563
Federal National Mortgage Association,
  5.15%, 9/21/07 ..................................    1,800,000       1,796,519
  3.25%, 8/15/08 ..................................      940,000         902,497
  3.85%, 4/14/09 ..................................    1,000,000         964,654
  5.00%, 4/19/10 ..................................      600,000         595,683
  4.75%, 4/19/10 ..................................      710,000         695,303
  6.00%, 1/25/15 ..................................      858,537         865,797
  5.00%, 4/1/18 ...................................      948,376         925,529
  5.00%, 1/25/20 ..................................      645,000         631,522
  5.75%, 9/25/20 ..................................      837,096         829,375
  6.625%, 11/15/30 ................................      350,000         400,862
  6.00%, 4/25/35 ..................................      950,000         935,506
Federal Home Loan Bank,
  3.75%, 8/15/08 ..................................      650,000         630,182
  5.50%, 5/18/15 ..................................    1,000,000         977,326
U.S. Treasury Bonds,
  7.50%, 11/15/16 .................................      483,000         575,034
  5.375%, 2/15/31 .................................    1,220,000       1,238,682
U.S. Treasury Notes,
  2.625%, 3/15/09 .................................      455,000         427,860
  3.50%, 11/15/09 .................................    2,100,000       2,006,157
  4.75%, 5/15/14 ..................................      552,000         541,887
  4.25%, 11/15/14 .................................      800,000         756,469
  4.50%, 2/15/16 ..................................      300,000         287,016
                                                                    ------------
Total U.S. Government & Agency Obligations
  (Cost $25,287,915) ..............................                   24,841,525
                                                                    ------------
Total Investments
  (Cost $149,915,330)(b) ..........................         99.7%    152,470,394
Other Assets in Excess of Liabilities .............           .3         426,430
                                                      ----------    ------------
Net Assets ........................................        100.0%   $152,896,824
                                                      ==========    ============

----------
*    Non-income producing security.

#    American Depositary Receipts.

(a) Pursuant to Securites and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified instituitonal buyers. These securities are deemed to be liquid and represent 3.7% of net assets of the Fund.

(b) At April 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $150,281,934 amounted to $2,188,460 which consisted of aggregate gross unrealized appreciation of $6,567,991 and aggregate gross unrealized depreciation of $4,379,531.

                       See Notes to Financial Statements.

THE ALGER FUNDS
ALGER MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2006

COMMON STOCKS--98.0%                                    SHARES          VALUE
                                                      ----------    ------------
AEROSPACE & DEFENSE--3.5%
BE Aerospace, Inc.* ...............................      414,700    $ 10,794,641
Hexcel Corporation* ...............................      243,600       5,381,124
L-3 Communications Holdings, Inc. .................      108,680       8,879,156
                                                                    ------------
                                                                      25,054,921
                                                                    ------------

BEVERAGES--.5%
Hansen Natural Corporation* .......................       26,100       3,378,906
                                                                    ------------

CAPITAL MARKETS--2.3%
Affiliated Managers Group, Inc.* ..................       95,172       9,640,924
National Financial Partners Corporation ...........      121,900       6,338,800
                                                                    ------------
                                                                      15,979,724
                                                                    ------------

CASINOS & RESORTS--.9%
Bally Technologies Inc.* ..........................      362,500       6,488,750
                                                                    ------------

COMMERCIAL SERVICES & SUPPLIES--7.6%
Net 1 UEPS Technologies, Inc.* ....................      555,450      17,418,912
Traffic.com, Inc.* ................................      472,400       2,961,948
Weight Watchers International, Inc. ...............      295,300      14,573,055
West Corporation* .................................      407,000      18,852,240
                                                                    ------------
                                                                      53,806,155
                                                                    ------------

COMMUNICATION EQUIPMENT--1.5%
Sonus Networks, Inc.* .............................    2,145,800      10,664,626
                                                                    ------------

COMPUTERS & PERIPHERALS--4.8%
Apple Computer, Inc.* .............................      173,400      12,205,626
Network Appliance, Inc.* ..........................      445,600      16,518,392
Seagate Technology ................................      136,600       3,628,096
Western Digital Corporation* ......................       92,750       1,951,460
                                                                    ------------
                                                                      34,303,574
                                                                    ------------

COMPUTER SERVICES--.5%
CNET Networks, Inc.* ..............................      335,500       3,616,690
                                                                    ------------

DIVERSIFIED TELECOMMUNICATION SERVICES--.6%
Global Crossing Ltd.* .............................      173,200       4,265,916
                                                                    ------------

ELECTRIC AND ELECTRONIC EQUIPMENT--1.0%
Roper Industries, Inc. ............................      148,600       7,052,556
                                                                    ------------

ELECTRONICS--1.1%
Nintendo Co., Ltd.# ...............................      413,600       7,696,145
                                                                    ------------

ENERGY EQUIPMENT & SERVICES--4.7%
Diamond Offshore Drilling Inc. ....................      144,200      13,089,034
National-Oilwell Varco Inc.* ......................      289,600      19,973,712
                                                                    ------------
                                                                      33,062,746
                                                                    ------------

ENGINEERING--1.2%
Jacobs Engineering Group Inc.* ....................      103,800       8,584,260
                                                                    ------------

FINANCIAL INFORMATION SERVICES--.7%
GFI Group Inc.* ...................................       87,000       4,948,560
                                                                    ------------

THE ALGER FUNDS
ALGER MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

COMMON STOCKS--(CONT.)                                  SHARES          VALUE
                                                      ----------    ------------

FINANCIAL SERVICES--4.0%
Chicago Mercantile Exchange Holdings Inc. .........       14,500    $  6,641,000
Hong Kong Exchanges & Clearing Limited ............      500,175       3,596,576
Hudson City Bancorp Inc. ..........................      705,900       9,466,119
International Securities Exchange, Inc. Cl. A .....       93,600       4,113,720
Janus Capital Group Inc. ..........................      220,000       4,281,200
                                                                    ------------
                                                                      28,098,615
                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES--5.1%
ArthroCare Corporation* ...........................      151,900       6,885,627
Hologic, Inc.* ....................................      187,900       8,957,193
Intuitive Surgical, Inc.* .........................       96,600      12,268,200
Mentor Corporation ................................       86,983       3,768,973
THORATEC CORPORATION* .............................      243,000       4,376,430
                                                                      36,256,423
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES--6.6%
DaVita, Inc.* .....................................      154,150       8,672,479
Health Net Inc.* ..................................      172,400       7,016,680
HealthExtras, Inc.* ...............................      168,500       4,896,610
Medco Health Solutions, Inc.* .....................      107,900       5,743,517
Psychiatric Solutions, Inc.* ......................      294,400       9,732,864
WellCare Health Plans Inc.* .......................      262,900      11,010,252
                                                                    ------------
                                                                      47,072,402
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE--2.3%
Orient-Express Hotels Ltd. Cl. A ..................      206,300       8,458,300
P.F. Chang's China Bistro, Inc.* ..................       73,800       3,144,618
Wynn Resorts, Limited* ............................       65,600       4,992,816
                                                                    ------------
                                                                      16,595,734
                                                                    ------------
HOUSEHOLD DURABLES--.1%
Garmin Ltd. .......................................        8,600         742,696
                                                                    ------------
INFORMATION TECHNOLOGY SERVICES--.7%
Sapient Corporation* ..............................      643,500       5,038,605
                                                                    ------------
INSURANCE--1.7%
Endurance Specialty Holdings Limited ..............      400,100      12,387,096
                                                                    ------------
INTERNET & CATALOG RETAIL--2.4%
Netflix Inc.*+ ....................................      581,050      17,222,322
                                                                    ------------
INTERNET SOFTWARE & SERVICES--5.8%
Allscripts Healthcare Solutions, Inc.* ............      388,000       6,607,640
DealerTrack Holdings Inc.* ........................      319,400       7,122,620
Expedia, Inc.* ....................................      587,300      10,953,145
Openwave Systems, Inc.* ...........................      248,000       4,615,280
WebEx Communications, Inc.* .......................      339,200      11,990,720
                                                                    ------------
                                                                      41,289,405
                                                                    ------------
IT SERVICES--1.9%
SRA International, Inc.* ..........................      117,000       3,746,340
Wright Express Corp.* .............................      322,600       9,932,854
                                                                    ------------
                                                                      13,679,194
                                                                    ------------
LEISURE EQUIPMENT & PRODUCTS--1.0%
UBISOFT ENTERTAINMENT SA* .........................      154,300       7,034,537

THE ALGER FUNDS
ALGER MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

COMMON STOCKS--(CONT.)                                  SHARES          VALUE
                                                      ----------    ------------
MACHINERY--4.7%
ESCO Technologies Inc.* ...........................       99,400    $  5,039,580
Manitowoc Company, Inc. ...........................       95,900       4,755,681
Terex Corporation* ................................      161,300      13,960,515
Trinity Industries, Inc. ..........................      149,700       9,505,950
                                                                    ------------
                                                                      33,261,726
                                                                    ------------
MEDIA--3.2%
Imax Corporation* .................................      157,300       1,568,281
XM Satellite Radio Holdings Inc. Cl. A* ...........    1,029,750      20,821,545
                                                                    ------------
                                                                      22,389,826
                                                                    ------------
METALS & MINING--8.3%
Cameco Corporation ................................      250,000      10,162,500
Freeport-McMoRan Copper & Gold, Inc. Cl. B ........      163,900      10,584,662
Inco Limited ......................................      271,400      15,325,958
Paladin Resources Limited* ........................    1,885,600       6,693,880
Peabody Energy Corporation ........................      138,700       8,857,382
Vedanta Resources PLC .............................      263,100       7,564,125
                                                                    ------------
                                                                      59,188,507
                                                                    ------------
OIL & GAS--2.0%
Quicksilver Resources Inc.* .......................       85,100       3,526,544
Southwestern Energy Co. ...........................      191,500       6,897,830
Western Gas Resources, Inc. .......................       69,900       3,634,800
                                                                    ------------
                                                                      14,059,174
                                                                    ------------
PHARMACEUTICALS--.7%
Sepracor Inc.* ....................................      112,250       5,010,840
                                                                    ------------
REAL ESTATE--1.1%
Jones Lang LaSalle Incorporated ...................       94,700       8,026,772
                                                                    ------------
SEMICONDUCTORS--.5%
Himax Technologies, Inc.*# ........................      400,000       3,560,000
                                                                    ------------
SEMICONDUCTOR CAPITAL EQUIPMENT--.8%
SiRF Technology Holdings, Inc.* ...................      169,400       5,785,010
                                                                    ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT--7.9%
Broadcom Corporation Cl. A* .......................      200,100       8,226,111
Ikanos Communications* ............................      347,200       6,430,144
Marvell Technology Group Ltd.* ....................      185,300      10,578,777
Microsemi Corporation* ............................      126,500       3,455,980
Rambus Inc.* ......................................      189,000       7,338,870
Tessera Technologies Inc.*+ .......................      457,000      14,655,990
Xilinx, Inc. ......................................      206,300       5,708,321
                                                                    ------------
                                                                      56,394,193
                                                                    ------------
SPECIALTY RETAIL--1.6%
Gamestop Corp. Cl. A* .............................      231,270      10,915,944
                                                                    ------------
SOFTWARE--2.7%
Activision, Inc.* .................................      637,400       9,044,706
VeriFone Holdings Inc.* ...........................      329,500      10,201,320
                                                                    ------------
                                                                      19,246,026
                                                                    ------------

THE ALGER FUNDS
ALGER MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

COMMON STOCKS--(CONT.)                                 SHARES          VALUE
                                                     ----------    ------------

TEXTILES, APPAREL & LUXURY GOODS--.4%
Quiksilver, Inc.* .................................     210,500    $  2,877,535
                                                                   ------------
TRANSPORTATION BY AIR--.3%
UAL Corporation* ..................................      64,600       2,326,246
                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES--1.3%
NII Holdings Inc. Cl. B* ..........................     153,500       9,194,650
                                                                   ------------
Total Common Stocks
  (Cost $638,797,782) .............................                 696,557,007
                                                                   ------------
PURCHASED OPTIONS--.1%                               CONTRACTS
                                                     ----------
PUT OPTIONS
Netflix Inc./June/25+ .............................         505          12,625
Netflix Inc./June/30+ .............................       1,810         289,600
Tessera Technologies Inc./June/25 .................       4,570          91,400
                                                                   ------------
Total Purchased Put Options
  (Cost $1,702,015) ...............................                     393,625
                                                                   ------------

                                                     PRINCIPAL
SHORT-TERM INVESTMENTS--2.8%                           AMOUNT
                                                     ----------
U.S. AGENCY OBIGATIONS
Federal Home Loan Banks, 4.52%, 5/1/06
  (Cost $19,620,072) ..............................  $19,625,000     19,620,072
                                                                   ------------
Total Investments
  (Cost $660,119,869)(a) ..........................       100.9%    716,570,704
Liabilities in Excess of Other Assets .............        (0.9)     (6,218,469)
                                                     ----------    ------------
Net Assets ........................................       100.0%   $710,352,235
                                                     ==========    ============

----------
*    Non-income producing security.

#    American Depositary Receipts.

(a) At April 30, 2006, the net unrealized appreciation of investments, based on cost for federal income tax purposes of $665,178,548, amounted to $51,392,156 which consisted of aggregate gross unrealized appreciation of $83,075,933 and aggregate gross unrealized depreciation of $31,683,777.

+ All or a portion of the securities are pledged as collateral for options written.

                       See Notes to Financial Statements.

THE ALGER FUNDS
ALGER MIDCAP GROWTH FUND
SCHEDULE OF OPTIONS WRITTEN (UNAUDITED)
April 30, 2006

                                                             SHARES
                                                           SUBJECT TO
CALL OPTIONS WRITTEN                           CONTRACTS    CALL/PUT     VALUE
                                               ---------   ----------   --------
Netflix Inc./June/35 ........................      2,315     231,500    $ 34,725
Tessera Technologies Inc./June/40 ...........      4,570     457,000     114,250
                                                                        --------
Total
  (Premiums Received $668,646) ..............                            148,975
                                                                        --------
PUT OPTIONS WRITTEN
Netflix Inc./June/22.5
  (Premiums Received $516,392) ..............      2,315     231,500      11,575
                                                                        --------
TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $1,185,038) ............                           $160,550
                                                                        ========

                       See Notes to Financial Statements.

THE ALGER FUNDS
ALGER CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2006

COMMON STOCKS--99.4%                                   SHARES          VALUE
                                                     ----------    ------------

AEROSPACE & DEFENSE--2.5%
BE Aerospace, Inc.* ...............................     141,900    $  3,693,657
Hexcel Corporation* ...............................     122,500       2,706,025
United Technologies Corporation ...................      47,900       3,008,599
                                                                   ------------
                                                                      9,408,281
                                                                   ------------
AIR FREIGHT & LOGISTICS--.5%
UTI Worldwide, Inc. ...............................      60,800       1,896,352
                                                                   ------------
BIOTECHNOLOGY--2.6%
Amgen Inc. ........................................      30,500       2,064,850
DOV Pharmaceutical, Inc.* .........................      70,800         576,312
Gilead Sciences, Inc. .............................      45,700       2,627,750
ImClone Systems Incorporated* .....................      75,500       2,725,550
Vertex Pharmaceuticals Incorporated* ..............      55,200       2,007,624
                                                                   ------------
                                                                     10,002,086
                                                                   ------------
CAPITAL MARKETS--2.4%
Bear Stearns Companies Inc. .......................      37,800       5,386,878
Goldman Sachs Group, Inc. .........................      24,500       3,927,105
                                                                   ------------
                                                                      9,313,983
                                                                   ------------
CASINOS & RESORTS--.2%
Bally Technologies Inc.* ..........................      36,700         656,930
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES--.8%
Net 1 UEPS Technologies, Inc.* ....................      81,275       2,548,784
Traffic.com, Inc.* ................................     107,300         672,771
                                                                   ------------
                                                                      3,221,555
                                                                   ------------
COMMUNICATION EQUIPMENT--3.0%
Comverse Technology, Inc.* ........................      78,800       1,784,820
Motorola, Inc. ....................................     266,400       5,687,640
QUALCOMM Inc. .....................................      78,500       4,030,190
                                                                   ------------
                                                                     11,502,650
                                                                   ------------
COMPUTERS & PERIPHERALS--3.1%
Apple Computer, Inc.* .............................      30,400       2,139,856
EMC Corporation* ..................................     169,200       2,285,892
Mobility Electronics, Inc.* .......................     238,500       1,698,120
Network Appliance, Inc.* ..........................     151,000       5,597,570
                                                                   ------------
                                                                     11,721,438
                                                                   ------------
COMPUTER SERVICES--.6%
Akamai Technologies, Inc.* ........................      72,400       2,439,156
                                                                   ------------
COMPUTER TECHNOLOGY--.5%
NAVTEQ* ...........................................      47,400       1,968,048
                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--.5%
Multi-Fineline Electronix, Inc.* ..................      32,100       1,870,788
                                                                   ------------

THE ALGER FUNDS
ALGER CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

COMMON STOCKS--(CONT.)                                 SHARES          VALUE
                                                     ----------    ------------

ENERGY EQUIPMENT & SERVICES--3.9%
Cooper Cameron Corporation* .......................     108,600    $  5,456,064
National-Oilwell Varco Inc.* ......................      82,300       5,676,231
Transocean Inc.* ..................................      45,600       3,696,792
                                                                   ------------
                                                                     14,829,087
                                                                   ------------
FINANCIAL INFORMATION SERVICES--1.7%
Genworth Financial Inc. Cl. A .....................     157,150       5,217,380
GFI Group Inc.* ...................................      19,800       1,126,224
                                                                   ------------
                                                                      6,343,604
                                                                   ------------
FINANCIAL SERVICES--2.1%
Chicago Mercantile Exchange Holdings Inc. .........       5,500       2,519,000
Hong Kong Exchanges & Clearing Limited ............     265,300       1,907,675
Hudson City Bancorp Inc. ..........................     214,100       2,871,081
International Securities Exchange, Inc. Cl. A .....      18,400         808,680
                                                                   ------------
                                                                      8,106,436
                                                                   ------------
FOOD & STAPLES RETAILING--2.5%
CVS Corporation ...................................     318,800       9,474,736
                                                                   ------------
FREIGHT & LOGISTICS--1.1%
FedEx Corp. .......................................      35,400       4,075,602
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.1%
Boston Scientific Corporation* ....................      81,800       1,901,032
Hologic, Inc.* ....................................      84,900       4,047,183
St. Jude Medical, Inc.* ...........................      42,400       1,673,952
Ventana Medical Systems, Inc.* ....................      87,400       4,256,380
                                                                   ------------
                                                                     11,878,547
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES--3.0%
UnitedHealth Group Incorporated ...................     125,580       6,246,349
WellCare Health Plans Inc.* .......................     124,400       5,209,872
                                                                   ------------
                                                                     11,456,221
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE--2.3%
GTECH Holdings Corporation ........................     197,100       6,732,936
MGM MIRAGE ........................................      43,900       1,971,110
                                                                   ------------
                                                                      8,704,046
                                                                   ------------
HOUSEHOLD PRODUCTS--2.9%
Procter & Gamble Company ..........................     187,440      10,910,882
                                                                   ------------
INDUSTRIAL CONGLOMERATES--2.0%
General Electric Company ..........................     221,800       7,672,062
                                                                   ------------
INFORMATION TECHNOLOGY SERVICES--.5%
Sapient Corporation* ..............................     229,300       1,795,419
                                                                   ------------

THE ALGER FUNDS
ALGER CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

COMMON STOCKS--(CONT.)                                 SHARES          VALUE
                                                     ----------    ------------

INSURANCE--1.3%
American International Group, Inc. ................      15,200    $    991,800
Endurance Specialty Holdings Limited ..............     122,400       3,789,504
                                                                   ------------
                                                                      4,781,304
                                                                   ------------
INTERNET & CATALOG RETAIL--1.1%
eBay Inc.* ........................................     121,200       4,170,492
                                                                   ------------
INTERNET SOFTWARE & SERVICES--6.5%
DealerTrack Holdings Inc.* ........................      77,300       1,723,790
Google Inc. Cl. A* ................................      17,100       7,146,774
Netease.com Inc.*# ................................         800          17,344
Openwave Systems, Inc.* ...........................     186,000       3,461,460
Yahoo! Inc.* ......................................     378,600      12,410,508
                                                                   ------------
                                                                     24,759,876
                                                                   ------------
IT SERVICES--.8%
Wright Express Corp.* .............................      95,300       2,934,286
                                                                   ------------
MACHINERY--2.4%
Caterpillar Inc. ..................................      25,100       1,901,074
ESCO Technologies Inc.* ...........................      38,700       1,962,090
Terex Corporation* ................................      61,900       5,357,445
                                                                   ------------
                                                                      9,220,609
                                                                   ------------
MEDIA--2.7%
Focus Media Holding Limited*# .....................      53,500       3,230,865
NeuStar, Inc. Cl. A* ..............................     110,715       3,886,097
XM Satellite Radio Holdings Inc. Cl. A* ...........     160,000       3,235,200
                                                                   ------------
                                                                     10,352,162
                                                                   ------------
MEDICAL PRODUCTS--.3%
Par Pharmaceutical Company Inc.* ..................      47,800       1,230,850
                                                                   ------------
METALS & MINING--4.1%
Breakwater Resources, Ltd.* .......................   3,277,400       4,129,524
Inco Limited ......................................     109,200       6,166,524
Paladin Resources Limited* ........................   1,424,400       5,056,620
                                                                   ------------
                                                                     15,352,668
                                                                   ------------
MULTILINE RETAIL--4.3%
Federated Department Stores, Inc. .................      63,200       4,920,120
Kohl's Corporation* ...............................     204,400      11,413,696
                                                                   ------------
                                                                     16,333,816
                                                                   ------------

THE ALGER FUNDS
ALGER CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

COMMON STOCKS--(CONT.)                                 SHARES          VALUE
                                                     ----------    ------------

OIL & GAS--3.5%
Exxon Mobil Corporation ...........................     118,800    $  7,493,904
Talisman Energy Inc. ..............................      38,700       2,185,776
Valero Energy Corporation .........................      55,200       3,573,648
                                                                   ------------
                                                                     13,253,328
                                                                   ------------
OIL AND GAS EXPLORATION SERVICES--.3%
Petrobank Energy and Resources Ltd.* ..............      76,900         954,329
                                                                   ------------
PHARMACEUTICALS--2.3%
Novartis AG# ......................................      58,100       3,341,331
Teva Pharmaceutical Industries Ltd.# ..............     132,529       5,367,425
                                                                   ------------
                                                                      8,708,756
                                                                   ------------
PHARMACEUTICAL PREPARATIONS--1.8%
Adams Respiratory Therapeutics, Inc.* .............     157,975       6,775,548
                                                                   ------------
ROAD & RAIL--.5%
Burlington Northern Santa Fe Corporation ..........      21,600       1,717,848
                                                                   ------------
SAVINGS & LOANS--.9%
Golden West Financial Corp. .......................      45,800       3,291,646
                                                                   ------------
SEMICONDUCTOR CAPITAL EQUIPMENT--1.9%
FormFactor Inc.* ..................................     174,200       7,262,398
                                                                   ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.8%
Applied Micro Circuits Corporation* ...............   1,232,400       4,522,907
ATMI, Inc.* .......................................       4,500         127,800
Broadcom Corporation Cl. A* .......................      76,850       3,159,304
Marvell Technology Group Ltd.* ....................      57,950       3,308,366
Tessera Technologies Inc.* ........................     207,700       6,660,939
Trident Microsystems, Inc.* .......................     158,900       4,226,740
                                                                   ------------
                                                                     22,006,056
                                                                   ------------
SOFTWARE--6.2%
Electronic Arts Inc.* .............................      73,686       4,185,365
Microsoft Corporation .............................     394,850       9,535,627
Oracle Corporation* ...............................     147,400       2,150,566
VeriFone Holdings Inc.* ...........................     246,250       7,623,900
                                                                   ------------
                                                                     23,495,458
                                                                   ------------
SPECIALTY RETAIL--2.7%
Abercrombie & Fitch Co. Cl. A .....................      68,100       4,135,713
Lowe's Companies, Inc. ............................      46,500       2,931,825
PETsMART, Inc. ....................................     111,400       3,081,324
                                                                   ------------
                                                                     10,148,862
                                                                   ------------
TEXTILES, APPAREL & LUXURY GOODS--.5%
Quiksilver, Inc.* .................................     126,500       1,729,255
                                                                   ------------

THE ALGER FUNDS
ALGER CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

COMMON STOCKS--(CONT.)                                 SHARES          VALUE
                                                     ----------    ------------
TOBACCO--2.0%
Altria Group, Inc. ................................     102,500    $  7,498,900
                                                                   ------------

TRANSPORTATION--2.1%
Textron Inc .......................................      86,800       7,807,660
                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES--3.6%
America Movil S.A. de C.V. Series L# ..............      92,100       3,399,411
American Tower Corporation Cl. A* .................     133,097       4,543,932
NII Holdings Inc. Cl. B* ..........................      98,000       5,870,200
                                                                   ------------
                                                                     13,813,543
                                                                   ------------
Total Common Stocks
  (Cost $339,985,149) .............................                 376,847,559
                                                                   ------------
                                                     PRINCIPAL
  SHORT-TERM INVESTMENTS--1.2%                         AMOUNT
                                                     ----------
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.52%, 5/1/06
  (Cost $4,659,830) ...............................  $4,661,000       4,659,830
                                                                   ------------
Total Investments
  (Cost $344,644,979)(a) ..........................       100.6%    381,507,389
Liabilities in Excess of Other Assets .............        (0.6)     (2,068,507)
                                                     ----------    ------------
Net Assets ........................................       100.0%   $379,438,882
                                                     ==========    ============

----------
*    Non-income producing securities.

#    American Depositary Receipts.

(a) At April 30, 2006, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $344,780,907, amounted to $36,726,482, which consisted of aggregate gross unrealized appreciation of $44,389,070 and aggregate gross unrealized depreciation of $7,662,588.

                       See Notes to Financial Statements.

THE ALGER FUNDS
ALGER HEALTH SCIENCES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2006

COMMON STOCKS--94.4%                                   SHARES          VALUE
                                                     ----------    ------------

BIOTECHNOLOGY--19.5%
Amgen Inc. ........................................      49,750    $  3,368,074
Biogen Idec Inc.* .................................      18,150         814,028
BioMarin Pharmaceutical Inc. ......................      84,350       1,037,505
Celgene Corporation* ..............................      69,600       2,934,336
Coley Pharmaceutical Group* .......................      75,800       1,212,042
Cubist Pharmaceuticals, Inc.* .....................      42,000         952,140
Gen-Probe Incorporated* ...........................      58,800       3,144,036
Genzyme Corporation General Division* .............      26,750       1,636,030
Gilead Sciences, Inc. .............................      40,300       2,317,250
Human Genome Sciences, Inc.* ......................      41,800         476,938
InterMune Inc.* ...................................      29,450         470,906
Keryx Biopharmaceuticals, Inc.* ...................     121,950       2,076,809
Medarex, Inc.* ....................................      38,000         456,380
MedImmune, Inc* ...................................      70,100       2,206,047
Myogen, Inc.* .....................................      26,600         879,396
PDL BioPharma Inc.* ...............................      38,550       1,109,469
Progenics Pharmaceuticals, Inc.* ..................      66,250       1,552,900
Tanox Inc.* .......................................      86,450       1,390,981
Theravance, Inc.* .................................      52,750       1,480,164
Vertex Pharmaceuticals Incorporated* ..............      73,900       2,687,743
Viropharma Inc. ...................................     155,850       1,751,754
                                                                   ------------
                                                                     33,954,928
                                                                   ------------
CHEMICALS--1.8%
Monsanto Company ..................................      37,950       3,165,030
                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--.5%
Agilent Technologies, Inc. * ......................      22,600         868,292
                                                                   ------------
FOOD & STAPLES RETAILING--1.0%
CVS Corporation ...................................      59,050       1,754,966
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES--12.0%
ArthroCare Corporation* ...........................      60,000       2,719,800
Boston Scientific Corporation* ....................      60,400       1,403,696
Fisher Scientific International Inc.* .............      25,300       1,784,915
Hologic, Inc.* ....................................      66,770       3,182,926
Medtronic, Inc. ...................................      31,400       1,573,768
Mentor Corporation ................................      39,900       1,728,867
NMT Medical, Inc.* ................................      21,300         284,142
SonoSite, Inc.* ...................................       9,100         343,525
St. Jude Medical, Inc.* ...........................      31,400       1,239,672
Sybron Dental Specialties, Inc.* ..................      44,450       2,090,928
Varian Medical Systems, Inc.* .....................      35,400       1,854,252
Ventana Medical Systems, Inc.* ....................      42,200       2,055,140
Wright Medical Group, Inc.* .......................      32,050         752,214
                                                                   ------------
                                                                     21,013,845
                                                                   ------------

THE ALGER FUNDS
ALGER HEALTH SCIENCES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

COMMON STOCKS--(CONT.)                                 SHARES          VALUE
                                                     ----------    ------------

HEALTH CARE PROVIDERS & SERVICES--22.6%
Aetna Inc. ........................................      46,900    $  1,805,650
American Retirement Corporation* ..................      73,000       1,854,200
Cardinal Health, Inc. .............................      41,900       2,821,965
Caremark Rx, Inc.* ................................      83,800       3,817,090
Community Health Systems Inc.* ....................      35,000       1,268,400
HCA, Inc. .........................................      58,900       2,585,121
Health Net Inc.* ..................................      43,550       1,772,485
HealthExtras, Inc.* ...............................      39,700       1,153,682
Humana Inc.* ......................................      44,600       2,015,028
Manor Care, Inc. ..................................      30,950       1,357,157
McKesson Corporation ..............................      52,000       2,526,680
Medco Health Solutions, Inc.* .....................      30,550       1,626,177
Omnicare, Inc. ....................................      19,500       1,105,845
PRA International Inc.* ...........................      42,600         990,876
Psychiatric Solutions, Inc.* ......................      53,550       1,770,363
Radiation Therapy Services, Inc.* .................      34,800         889,140
Sunrise Senior Living Inc.* .......................      26,350         980,220
UnitedHealth Group Incorporated ...................     117,645       5,851,662
WellCare Health Plans Inc.* .......................      76,000       3,182,880
                                                                   ------------
                                                                     39,374,621
                                                                   ------------
INTERNET SOFTWARE & SERVICES--.8%
Allscripts Healthcare Solutions, Inc.* ............      80,500       1,370,915
                                                                   ------------
MEDICAL DEVICES--.9%
Advanced Medical Optics, Inc.* ....................      18,600         866,760
Dexcom Inc.* ......................................      28,050         705,738
                                                                   ------------
                                                                      1,572,498
                                                                   ------------
MEDICAL TECHNOLOGY--2.3%
Conor Medsystems, Inc.* ...........................     107,050       2,890,350
WebMD Health Corp.* ...............................      27,100       1,179,392
                                                                   ------------
                                                                      4,069,742
                                                                   ------------
PHARMACEUTICALS--27.6%
Allergan, Inc. ....................................      23,950       2,460,144
Andrx Corp.* ......................................      42,450         989,510
Bristol-Myers Squibb, Company .....................      18,898         479,630
Eli Lilly and Company .............................      47,700       2,524,284
Forest Laboratories, Inc.* ........................      65,700       2,652,966
GlaxoSmithKline PLC Sponsored# ....................      83,700       4,760,856
Johnson & Johnson .................................      28,000       1,641,080
Medicines Company* ................................      56,150       1,079,203
Merck & Co. Inc. ..................................     101,650       3,498,793
Novartis AG# ......................................      63,150       3,631,757
Novo Nordisk A/S Cl. B# ...........................      21,250       1,367,438
Panacos Pharmaceuticals Inc.* .....................      58,700         410,313
Penwest Pharmaceuticals Co.* ......................      26,200         524,524
Pfizer Inc. .......................................     217,000       5,496,610
Sanofi-Aventis# ...................................      16,240         763,930
Schering-Plough Corporation .......................     177,150       3,422,538

THE ALGER FUNDS
ALGER HEALTH SCIENCES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

COMMON STOCKS--(CONT.)                                 SHARES          VALUE
                                                     ----------    ------------

PHARMACEUTICALS--(CONT.)
Sepracor Inc.* ....................................      24,950    $  1,113,768
Shire PLC .........................................      64,700       3,064,191
Teva Pharmaceutical Industries Ltd.# ..............      74,138       3,002,589
Wyeth .............................................     110,500       5,378,035
                                                                   ------------
                                                                     48,262,159
                                                                   ------------
PHARMACEUTICAL PREPARATIONS--1.5%
Adams Respiratory Therapeutics, Inc.* .............      61,950       2,657,036
                                                                   ------------
REAL ESTATE--1.2%
Ventas, Inc. ......................................      62,400       2,038,608
                                                                   ------------
SOFTWARE--2.0%
Cerner Corporation* ...............................      45,700       1,812,005
Quality Systems, Inc. .............................      47,200       1,584,032
                                                                   ------------
                                                                      3,396,037
                                                                   ------------
SPECIALTY RETAIL--.7%
PETsMART, Inc. ....................................      45,900       1,269,594
                                                                   ------------
Total Common Stocks
  (Cost $157,979,639) .............................                 164,768,271
                                                                   ------------
                                                    PRINCIPAL
SHORT-TERM INVESTMENTS--6.7%                          AMOUNT
                                                    -----------
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.52%, 5/1/06
  (Cost $11,757,047) .............................. $11,760,000      11,757,047
                                                                   ------------
Total Investments
  (Cost $169,736,686)(a) ..........................       101.1%    176,525,318
                                                                   ------------
Liabilities in Excess of Other Assets .............        (1.1)     (1,875,896)
                                                    -----------    ------------
Net Assets ........................................       100.0%   $174,649,422
                                                    ===========    ============

----------
*    Non-income producing securities.

#    American Depositary Receipts.

(a) At April 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $169,892,349, amounted to $6,632,969, which consisted of aggregate gross unrealized appreciation of $12,137,177 and aggregate gross unrealized depreciation of $5,504,208.

                       See Notes to Financial Statements.

THE ALGER FUNDS
ALGER SMALLCAP AND MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2006

COMMON STOCKS--94.0%                                   SHARES          VALUE
                                                     ----------    ------------

AEROSPACE & DEFENSE--3.0%
BE Aerospace, Inc.* ...............................      16,400    $    426,892
Esterline Technologies Corporation* ...............      10,250         454,280
SI International Inc.* ............................       8,200         279,374
                                                                   ------------
                                                                      1,160,546
                                                                   ------------
AIRLINES--.5%
AirTran Holdings, Inc.* ...........................      15,050         210,398
                                                                   ------------
APPAREL--1.0%
Gymboree Corp.* ...................................      13,500         406,080
                                                                   ------------
AUTO COMPONETS--1.2%
LKQ Corporation* ..................................      21,600         454,463
                                                                   ------------
BIOTECHNOLOGY--4.5%
BioMarin Pharmaceutical Inc. ......................      22,500         276,750
Cubist Pharmaceuticals, Inc.* .....................       9,900         224,433
Gen-Probe Incorporated* ...........................       6,200         331,514
Medarex, Inc.* ....................................      19,850         238,399
Myogen, Inc.* .....................................       7,450         246,297
Theravance, Inc.* .................................       8,550         239,913
Vertex Pharmaceuticals Incorporated* ..............       4,800         174,576
                                                                   ------------
                                                                      1,731,882
                                                                   ------------
CAPITAL MARKETS--2.6%
Affiliated Managers Group, Inc.* ..................       3,562         360,831
Greenhill & Co., Inc. .............................       5,350         379,422
National Financial Partners Corporation ...........       4,700         244,400
                                                                   ------------
                                                                        984,653
                                                                   ------------
CHEMICALS--1.2%
Zoltek Companies, Inc.* ...........................      17,750         452,447
                                                                   ------------
COMMERCIAL BANKS--1.5%
Compass Bancshares, Inc. ..........................       4,650         255,564
Signature Bank* ...................................       8,900         314,793
                                                                   ------------
                                                                        570,357
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES--5.0%
American Reprographics Co.* .......................      11,300         400,811
CoStar Group Inc.* ................................       5,550         313,298
FTI Consulting, Inc.* .............................      14,800         425,352
Weight Watchers International, Inc. ...............       7,500         370,125
West Corporation* .................................       9,250         428,460
                                                                   ------------
                                                                      1,938,046
                                                                   ------------
COMMUNICATION EQUIPMENT--1.2%
Polycom, Inc.* ....................................      20,750         456,500
                                                                   ------------

THE ALGER FUNDS
ALGER SMALLCAP AND MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

COMMON STOCKS--(CONT.)                                 SHARES          VALUE
                                                     ----------    ------------

COMPUTERS & PERIPHERALS--.7%
Mobility Electronics, Inc.* .......................      37,100    $    264,151
                                                                   ------------
COMPUTER SERVICES--1.5%
Internap Network Services Corporation* ............     163,750         214,513
Open Solutions Inc.* ..............................      12,900         351,138
                                                                   ------------
                                                                        565,651
                                                                   ------------
COMPUTER TECHNOLOGY--1.2%
Atheros Communications* ...........................       6,850         173,922
Secure Computing Corporation* .....................      27,100         291,325
                                                                   ------------
                                                                        465,247
                                                                   ------------
CONSTRUCTION & ENGINEERING--1.1%
URS Corporation* ..................................      10,050         432,853
                                                                   ------------
ELECTRICAL EQUIPMENT--1.1%
AMETEK, Inc. ......................................       8,600         423,721
                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.8%
International DisplayWorks Inc.* ..................      56,550         317,811
Multi-Fineline Electronix, Inc.* ..................       6,450         375,906
                                                                   ------------
                                                                        693,717
                                                                   ------------
ELECTRIC AND ELECTRONIC EQUIPMENT--1.0%
Roper Industries, Inc. ............................       7,850         372,560
                                                                   ------------
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS--.5%
Netlogic Microsystems Inc.* .......................       4,750         191,282
                                                                   ------------
ENERGY--1.7%
Arch Coal, Inc. ...................................       3,550         337,215
SunPower Corporation Cl. A* .......................       8,550         328,491
                                                                   ------------
                                                                        665,706
                                                                   ------------
ENERGY EQUIPMENT & SERVICES--1.0%
Grant Prideco, Inc.* ..............................       7,500         384,000
                                                                   ------------
FINANCIAL INFORMATION SERVICES--1.1%
GFI Group Inc.* ...................................       7,150         406,691
                                                                   ------------
FOOD & BEVERAGES--1.1%
Hain Celestial Group Inc. (The)* ..................      15,400         414,260
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.7%
Haemonetics Corporation* ..........................       6,700         365,150
Hologic, Inc.* ....................................       3,650         173,996
Intuitive Surgical, Inc.* .........................       3,300         419,100
Ventana Medical Systems, Inc.* ....................       9,400         457,780
                                                                   ------------
                                                                      1,416,026
                                                                   ------------

THE ALGER FUNDS
ALGER SMALLCAP AND MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

COMMON STOCKS--(CONT.)                                 SHARES          VALUE
                                                     ----------    ------------

HEALTH CARE PROVIDERS & SERVICES--4.6%
Psychiatric Solutions, Inc.* ......................      10,950    $    362,007
Radiation Therapy Services, Inc.* .................      14,400         367,920
Sunrise Senior Living Inc.* .......................       9,500         353,400
VCA Antech, Inc.* .................................       8,850         275,147
WellCare Health Plans Inc.* .......................       9,900         414,612
                                                                   ------------
                                                                      1,773,086
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE--4.2%
Churchill Downs Incorporated ......................       9,400         355,602
Orient-Express Hotels Ltd. Cl. A ..................       9,000         369,000
Ruth's Chris Steak House, Inc.* ...................      19,000         443,650
Station Casinos, Inc. .............................       5,850         450,918
                                                                   ------------
                                                                      1,619,170
                                                                   ------------
INSURANCE--1.5%
Ohio Casualty Corporation .........................      11,500         340,975
Platinum Underwriters Holdings, Inc. ..............       8,150         224,696
                                                                   ------------
                                                                        565,671
                                                                   ------------
INTERNET & CATALOG RETAIL--1.0%
Priceline.com Incorporated* .......................      15,150         370,266
                                                                   ------------
INTERNET SOFTWARE & SERVICES--5.7%
DealerTrack Holdings Inc.* ........................      16,939         377,740
Jupitermedia Corporation* .........................      26,850         473,097
Openwave Systems, Inc.* ...........................      17,150         319,162
PlanetOut, Inc.* ..................................      35,800         334,371
WebEx Communications, Inc.* .......................      13,550         478,993
WebSideStory, Inc.* ...............................      10,750         184,685
                                                                   ------------
                                                                      2,168,048
                                                                   ------------
IT SERVICES--2.0%
SRA International, Inc.* ..........................       8,600         275,372
Wright Express Corp.* .............................      15,950         491,101
                                                                   ------------
                                                                        766,473
                                                                   ------------
LEISURE EQUIPMENT & PRODUCTS--.9%
LIFE TIME FITNESS, Inc.* ..........................       7,300         334,340
                                                                   ------------
MACHINERY--4.8%
Actuant Corporation Cl. A .........................       4,700         300,565
Bucyrus International, Inc. Cl. A .................       7,350         381,538
ESCO Technologies Inc.* ...........................       7,250         367,575
Gardner Denver Inc.* ..............................       5,250         391,283
Trinity Industries, Inc. ..........................       6,300         400,050
                                                                   ------------
                                                                      1,841,011
                                                                   ------------
MACHINERY - OIL WELL EQUIPMENT & SERVICES--.7%
Patterson-UTI Energy, Inc. ........................       7,950         257,261
                                                                   ------------

THE ALGER FUNDS
ALGER SMALLCAP AND MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

COMMON STOCKS--(CONT.)                                 SHARES          VALUE
                                                     ----------    ------------

MEDIA--2.7%
Focus Media Holding Limited*# .....................       6,000    $    362,340
NeuStar, Inc. Cl. A* ..............................      11,550         405,405
World Wrestling Entertainment, Inc. Cl. A .........      14,800         256,632
                                                                   ------------
                                                                      1,024,377
                                                                   ------------
METALS & MINING--2.1%
Breakwater Resources, Ltd.* .......................     335,350         422,541
Paladin Resources Limited* ........................     107,650         382,158
                                                                   ------------
                                                                        804,699
                                                                   ------------
OIL & GAS--3.7%
Carrizo Oil & Gas, Inc.* ..........................      11,800         346,684
Holly Corporation .................................       5,100         393,567
Range Resources Corporation .......................      12,700         336,931
TODCO Cl. A* ......................................       7,650         350,906
                                                                   ------------
                                                                      1,428,088
                                                                   ------------
OIL AND GAS EXPLORATION SERVICES--1.0%
Petrobank Energy and Resources Ltd.* ..............      30,200         374,782
                                                                   ------------
PHARMACEUTICAL PREPARATIONS--1.1%
Adams Respiratory Therapeutics, Inc.* .............       9,800         420,322
                                                                   ------------
REAL ESTATE--.9%
Jones Lang LaSalle Incorporated ...................       3,900         330,564
                                                                   ------------
RESTAURANTS--1.1%
McCormick & Schmick's Seafood Restaurants, Inc.* ..      16,800         420,000
                                                                   ------------
RETAIL--1.1%
Phillips-Van Heusen Corporation ...................      10,200         410,040
                                                                   ------------
ROAD & RAIL--1.0%
Landstar Systems, Inc. ............................       8,550         363,290
                                                                   ------------
SEMICONDUCTOR CAPITAL EQUIPMENT--1.8%
FormFactor Inc.* ..................................       8,850         368,957
SiRF Technology Holdings, Inc.* ...................       9,200         314,180
                                                                   ------------
                                                                        683,137
                                                                   ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.6%
ATMI, Inc.* .......................................      12,700         360,680
Cypress Semiconductor Corporation* ................      20,900         358,644
Ikanos Communications* ............................      18,510         342,805
Microsemi Corporation* ............................      14,350         392,042
Trident Microsystems, Inc.* .......................      11,950         317,870
                                                                   ------------
                                                                      1,772,041
                                                                   ------------

THE ALGER FUNDS
ALGER SMALLCAP AND MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

COMMON STOCKS--(CONT.)                                 SHARES          VALUE
                                                     ----------    ------------

SOFTWARE--3.1%
Quest Software, Inc.* .............................      21,050    $    362,271
Quality Systems, Inc. .............................      11,050         370,838
VeriFone Holdings Inc.* ...........................      14,600         452,016
                                                                   ------------
                                                                      1,185,125
                                                                   ------------
SPECIALTY RETAIL--3.9%
Aeropostale, Inc.* ................................      10,100         310,171
AnnTaylor Stores Corporation* .....................       9,750         363,968
Gamestop Corp. Cl. A* .............................       8,500         401,200
PETsMART, Inc. ....................................      15,250         421,815
                                                                   ------------
                                                                      1,497,154
                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES--1.3%
SBA Communications Corporation Cl. A* .............      20,650         518,728
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $29,260,267) ..............................                  35,988,910
                                                                   ------------
                                                     PRINCIPAL
SHORT-TERM INVESTMENTS--4.9%                           AMOUNT
                                                     ----------
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.52%, 5/1/06
  (Cost $1,879,528) ...............................  $1,880,000       1,879,528
                                                                   ------------
Total Investments
  (Cost $31,139,795)(a) ...........................        98.9%     37,868,438
Other Assets in Excess of Liabilities .............         1.1         417,412
                                                     ----------    ------------
Net Assets ........................................       100.0%   $ 38,285,850
                                                     ==========    ============

----------
*    Non-income producing securities.

#    American Depositary Receipts.

(a) At April 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $31,139,795, amounted to $6,728,643, which consisted of aggregate gross unrealized appreciation of $7,068,819 and aggregate gross unrealized depreciation of $340,176.

                       See Notes to Financial Statements.

THE ALGER FUNDS
ALGER TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2006

COMMON STOCKS--96.4%                                   SHARES          VALUE
                                                     ----------    ------------

COMMERCIAL SERVICES & SUPPLIES--2.6%
Traffic.com, Inc.* ................................         500    $      3,135
West Corporation* .................................       2,750         127,380
                                                                   ------------
                                                                        130,515
                                                                   ------------
COMMUNICATION EQUIPMENT--6.5%
Cisco Systems, Inc.* ..............................       3,900          81,705
Corning Incorporated* .............................       4,100         113,283
Motorola, Inc. ....................................       3,400          72,590
Research In Motion Limited* .......................         840          64,369
                                                                   ------------
                                                                        331,947
                                                                   ------------
COMPUTER SERVICES--1.1%
Embarcadero Technologies, Inc.* ...................       9,525          58,007
                                                                   ------------
COMPUTERS & PERIPHERALS--12.3%
Apple Computer, Inc.* .............................       3,000         211,170
Mobility Electronics, Inc.* .......................      19,500         138,840
Network Appliance, Inc.* ..........................       4,550         168,668
Western Digital Corporation* ......................       5,215         109,724
                                                                   ------------
                                                                        628,402
                                                                   ------------
COMPUTER TECHNOLOGY--2.1%
Secure Computing Corporation* .....................       9,760         104,920
                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--7.4%
Multi-Fineline Electronix, Inc.* ..................       4,750         276,830
International DisplayWorks Inc.* ..................      18,500         103,970
                                                                   ------------
                                                                        380,800
                                                                   ------------
INFORMATION TECHNOLOGY SERVICES--7.9%
Accenture Ltd. Cl. A* .............................       3,655         106,250
Cognizant Technology Solutions Corporation Cl. A* .         850          54,069
Kanbay International Inc.* ........................       6,760         104,780
Sapient Corporation* ..............................      17,650         138,200
                                                                   ------------
                                                                        403,299
INTERNET & CATALOG RETAIL--2.2%
eBay Inc.* ........................................       3,300         113,552
                                                                   ------------
INTERNET SOFTWARE & SERVICES--9.3%
DealerTrack Holdings Inc.* ........................       9,350         208,505
WebEx Communications, Inc.* .......................       2,300          81,305
Yahoo! Inc. * .....................................       5,685         186,354
                                                                   ------------
                                                                        476,164
                                                                   ------------
IT SERVICES--2.1%
SRA International, Inc.* ..........................       3,300         105,665
                                                                   ------------
MEDIA--1.6%
NeuStar, Inc. Cl. A* ..............................       2,395          84,065
                                                                   ------------

THE ALGER FUNDS
ALGER TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

COMMON STOCKS--(CONT.)                                 SHARES          VALUE
                                                     ----------    ------------

SEMICONDUCTOR CAPITAL EQUIPMENT--4.9%
FormFactor Inc.* ..................................       1,925    $     80,253
SiRF Technology Holdings, Inc.* ...................       5,050         172,458
                                                                   ------------
                                                                        252,711
                                                                   ------------
SEMICONDUCTORS--.3%
Himax Technologies, Inc.*# ........................       1,625          14,463
                                                                   ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT--9.3%
Freescale Semiconductor Inc. Cl. A* ...............       2,840          89,801
Ikanos Communications* ............................       2,375          43,985
Marvell Technology Group Ltd.* ....................       1,550          88,490
Microsemi Corporation* ............................       3,600          98,352
Tessera Technologies Inc.* ........................       3,165         101,501
Texas Instruments Incorporated ....................       1,600          55,536
                                                                   ------------
                                                                        477,665
                                                                   ------------
SOFTWARE--26.8%
BEA Systems, Inc.* ................................       4,160          55,120
Check Point Software Technologies Ltd.* ...........       5,035          97,427
Electronic Arts Inc.* .............................       1,450          82,360
Microsoft Corporation .............................      10,550         254,783
Oracle Corporation* ...............................      17,750         258,973
Quest Software, Inc. * ............................       6,325         108,853
Symantec Corporation* .............................      11,600         190,008
Tibco Software Inc.* ..............................      13,400         115,508
VeriFone Holdings Inc.* ...........................       6,750         208,980
                                                                   ------------
                                                                      1,372,012
                                                                   ------------
Total Common Stocks
  (Cost $4,946,164) ...............................                   4,934,187
                                                                   ------------
                                                     PRINCIPAL
  SHORT-TERM INVESTMENTS--10.2%                        AMOUNT
                                                     ----------
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.52%, 5/1/06
  (Cost $522,869) .................................  $  523,000         522,869
                                                                   ------------
Total Investments
  (Cost $5,469,033)(a) ............................       106.6%      5,457,056
Liabilities in Excess of Other Assets .............        (6.6)       (337,533)
                                                     ----------    ------------
Net Assets ........................................       100.0%   $  5,119,523
                                                     ==========    ============

----------
*    Non-income producing securities.

#    American Depositary Receipts.

(a) At April 30, 2006, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $5,469,033, amounted to $11,977, which consisted of aggregate gross unrealized appreciation of $195,513 and aggregate gross unrealized depreciation of $207,490.

                       See Notes to Financial Statements.

THE ALGER FUNDS
ALGER CORE FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2006

                                                     PRINCIPAL
CORPORATE BONDS--25.1%                                 AMOUNT          VALUE
                                                     ----------    ------------
APPAREL--.3%
Levi Strauss & Co., 8.875%, 4/1/16(a) .............  $   15,000    $     15,113
                                                                   ------------
AUTOMOTIVE--1.9%
Honda Auto Receivables Owner Trust, 5.07%, 2/18/10      100,000          99,726
                                                                   ------------
AUTOMOTIVE EQUIPMENT & SERVICE--.8%
Tenneco Inc., 8.625%, 11/15/14 ....................      40,000          40,700
                                                                   ------------
COMMERCIAL BANKS--1.4%
First Tennessee Bank, 5.65%, 4/1/16 ...............      75,000          73,001
                                                                   ------------
ELECTRIC UTILITIES--3.8%
Appalachian Power Co., 5.55%, 4/1/11 ..............      80,000          79,532
General Electric Capital Corp., 5.50%, 4/28/11 ....      80,000          80,121
Sierra Pacific Power Company, 6.00%, 5/15/16(a) ...      40,000          38,943
                                                                   ------------
                                                                        198,596
                                                                   ------------
ENERGY--1.4%
Encana Holdings Financial Corp., 5.80%, 5/1/14 ....      75,000          74,697
                                                                   ------------
FINANCE--1.9%
SLM Corp., 5.45%, 4/25/11 .........................      75,000          74,562
Residential Capital, 6.50%, 4/17/13 ...............      25,000          24,952
                                                                   ------------
                                                                         99,514
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES--1.4%
UnitedHealth Group, 5.375%, 3/15/16 ...............      75,000          72,105
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE--1.5%
Boyd Gaming Corp., 7.125%, 2/1/16 .................      60,000          60,375
MGM MIRAGE, 6.75%, 4/1/13(a) ......................      15,000          14,850
                                                                   ------------
                                                                         75,225
                                                                   ------------
INDUSTRIAL CONGLOMERATES--1.5%
Textron Financial Corporation, 5.875%, 6/1/07 .....      75,000          75,453
                                                                   ------------
MACHINERY--3.4%
The Manitowoc Co. Inc., 7.125%, 11/1/13 ...........      75,000          77,063
CNH Equipment Trust, 5.20%, 8/16/10 ...............     100,000          99,811
                                                                   ------------
                                                                        176,874
                                                                   ------------
MEDIA--1.5%
Clear Channel Communications, Inc., 5.75%, 1/15/13       80,000          76,091
                                                                   ------------
REAL ESTATE--1.4%
ProLogis, 5.75%, 4/1/16 ...........................      75,000          73,164
                                                                   ------------
SPECIALTY RETAIL--1.4%
Home Depot, Inc., 5.20%, 3/1/11 ...................      75,000          74,321
                                                                   ------------

THE ALGER FUNDS
ALGER CORE FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

                                                     PRINCIPAL
CORPORATE BONDS--(CONT.)                               AMOUNT          VALUE
                                                     ----------    ------------
WIRELESS TELECOMMUNICATION SERVICES--1.5%
Vodafone Group PLC, 5.50%, 6/15/11 ................  $   75,000    $     74,249
                                                                   ------------
Total Corpoate Bonds
  (Cost $1,307,431) ...............................                   1,298,829
                                                                   ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS--71.6%
Federal Home Loan Mortgage Corporation,
  5.10%, 3/14/08 ..................................     200,000         199,523
  5.25%, 3/16/09 ..................................     175,000         174,571
  5.125%, 12/15/13 ................................     100,000          97,116
  5.75%, 12/15/18 .................................     100,000          99,625
  5.50%, 10/15/31 .................................      75,000          72,826
Federal National Mortgage Association,
  5.17%, 2/23/09 ..................................     175,000         174,341
  4.75%, 4/19/10 ..................................     100,000          97,930
  4.50%, 2/15/11 ..................................     150,000         145,446
  5.75%, 9/25/20 ..................................      99,065          98,151
  6.00%, 4/25/35 ..................................     120,000         118,169
Federal Home Loan Banks,
  5.10%, 3/6/08 ...................................     200,000         199,548
U.S. Treasury Notes,
  4.375%, 5/15/07 .................................     375,000         373,096
  4.375%, 1/31/08 .................................     275,000         272,712
  4.75%, 11/15/08 .................................     380,000         378,961
  4.50%, 2/15/09 ..................................     480,000         475,425
  3.50%, 11/15/09 .................................     230,000         219,722
  4.50%, 2/28/11 ..................................     150,000         147,305
  4.875%, 2/15/12 .................................     150,000         149,496
  4.25%, 11/15/13 .................................     100,000          95,219
  4.25%, 8/15/15 ..................................     130,000         122,276
                                                                   ------------
Total U.S. Government & Agency Obligations
  (Cost $3,735,976) ...............................                   3,711,458
                                                                   ------------
SHORT-TERM INVESTMENTS--3.2%
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.52%, 5/1/06
  (Cost $166,958) .................................     167,000         166,958
                                                                   ------------
Total Investments
  (Cost $5,210,365)(b) ............................        99.9%      5,177,245
Other Assets in Excess of Liabilities .............         0.1           2,915
                                                     ----------    ------------
Net Assets ........................................       100.0%   $  5,180,160
                                                     ==========    ============

----------
*    Non-income producing security.

#    American Depositary Receipts.

(a) Pursuant to Securites and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified instituitonal buyers. These securities are deemed to be liquid and represent 1.3% of net assets of the Fund.

(b) At April 30, 2006, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $5,210,365 amounted to $33,120 which consisted of aggregate gross unrealized appreciation of $752 and aggregate gross unrealized depreciation of $33,872.

                       See Notes to Financial Statements.

THE ALGER FUNDS
ALGER MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2006

                                                       PRINCIPAL
                                                         AMOUNT          VALUE
                                                        --------         -----
U.S. AGENCY OBLIGATIONS--99.6%
Federal Farm Credit Banks,
  4.52%, 6/15/06 ..................................  $8,000,000    $  7,954,800
Federal National Mortgage Association,
  4.70%, 5/22/06 ..................................   8,400,000       8,376,970
Freddie Mac,
  4.70%, 5/16/06 ..................................   7,500,000       7,485,313
  4.54%, 6/13/06 ..................................   7,850,000       7,807,431
  4.85%, 7/18/06 ..................................   7,800,000       7,718,035
Federal Home Loan Banks,
  4.52%, 5/01/06 ..................................  15,152,000      15,152,000
                                                                   ------------
Total U.S. Agency Obligations
  (Cost $54,494,549) ..............................                  54,494,549
                                                                   ------------
REPURCHASE AGREEMENTS--.5%
Securities Held Under Repurchase Agreements,
  4.25%, 5/1/06, with State Street Bank and Trust
  Company dtd 4/28/06, repurchase price $278,098,
  collateralized by Federal National Mortgage
  Association (par value $280,000, 5.262%,
  due 9/1/35), (Cost $278,000) ....................     278,000         278,000
                                                                   ------------
Total Investments
  (Cost $54,772,549)(a) ...........................       100.1%     54,772,549
Liabilities in Excess of Other Assets .............        (0.1)        (54,574)
                                                     ----------    ------------
Net Assets ........................................       100.0%   $ 54,717,975
                                                     ==========    ============

----------
(a) At April 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes was the same as the cost for financial reporting purposes.

                       See Notes to Financial Statements.

THE ALGER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
April 30, 2006

                                                           LargeCap    SmallCap
                                                            Growth      Growth     Balanced
                                                             Fund        Fund        Fund
                                                          ----------  ----------  ----------
ASSETS:
Investments in securities, at value (identified cost*)--
  see accompanying schedules of investments ............  $  481,031  $  255,664  $  152,470
Cash ...................................................          13          --         977
Receivable for investment securities sold ..............      32,878       6,256       7,903
Receivable for shares of beneficial interest sold ......       1,671       2,410         416
Dividends and interest receivable ......................         199          16         538
Receivable from Investment Manager--Note 3(a) ..........          --          --          --
Prepaid expenses .......................................         177          30          10
                                                          ----------  ----------  ----------
  Total Assets .........................................     515,969     264,376     162,314
                                                          ----------  ----------  ----------
LIABILITIES:
Payable for investment securities purchased ............      37,249       3,697       8,400
Written options outstanding ............................          21          --          --
Payable for shares of beneficial interest redeemed .....       1,487         955         708
Accrued investment management fees .....................         276         166          89
Accrued transfer agent fees ............................         274          54          61
Accrued distribution fees ..............................         172          44          62
Accrued shareholder servicing fees .....................          92          49          30
Dividends payable--Note 2(f) ...........................          --          --          --
Accrued expenses .......................................         151          84          67
                                                          ----------  ----------  ----------
  Total Liabilities ....................................      39,722       5,049       9,417
                                                          ----------  ----------  ----------
NET ASSETS .............................................  $  476,247  $  259,327  $  152,897
                                                          ==========  ==========  ==========
Net Assets Consist of:
  Paid-in capital ......................................  $  643,261  $  304,517  $  171,250
  Undistributed net investment income
    (accumulated loss) .................................      (1,807)     (1,244)        120
  Undistributed net realized gain (accumulated loss) ...    (181,729)    (99,775)    (21,028)
  Net unrealized appreciation (depreciation) of
    investments ........................................      16,522      55,829       2,555
                                                          ----------  ----------  ----------
NET ASSETS .............................................  $  476,247  $  259,327  $  152,897
                                                          ==========  ==========  ==========
Class A
  Net Asset Value Per Share ............................  $    11.29  $     6.29  $    21.03
                                                          ==========  ==========  ==========
  Offering Price Per Share .............................  $    11.92  $     6.64  $    22.20
                                                          ==========  ==========  ==========
Class B
  Net Asset Value and Offering Price Per Share .........  $    10.40  $     5.77  $    20.62
                                                          ==========  ==========  ==========
Class C
  Net Asset Value and Offering Price Per Share .........  $    10.40  $     5.78  $    20.71
                                                          ==========  ==========  ==========
Shares of beneficial interest outstanding--Note 6
  Class A ..............................................      15,866      29,014       2,236
                                                          ==========  ==========  ==========
  Class B ..............................................      24,389      11,272       3,915
                                                          ==========  ==========  ==========
  CLASS C ..............................................       4,177       2,056       1,214
                                                          ==========  ==========  ==========
 *Identified cost ......................................  $  464,894  $  199,834  $  149,915
                                                          ==========  ==========  ==========

                       See Notes to Financial Statements.

                                                                       Capital                SmallCap            Core
                                                            MidCap      Appre-      Health   and MidCap  Tech-   Fixed-     Money
                                                            Growth     ciation     Sciences    Growth   nology   Income    Market
                                                             Fund        Fund        Fund       Fund     Fund     Fund      Fund
                                                          ----------  ----------  ----------  --------  -------  -------  --------
ASSETS:
Investments in securities, at value (identified cost*)--
  see accompanying schedules of investments ............  $  716,571  $  381,507  $  176,525  $ 37,868  $ 5,457  $ 5,177  $ 54,773
Cash ...................................................       1,923           5           7         2        1        1        --
Receivable for investment securities sold ..............      13,942      19,586       3,987       181       --       --        --
Receivable for shares of beneficial interest sold ......       3,229         247       1,019       437       --       --       254
Dividends and interest receivable ......................          92         101          19         1       --       53        --
Receivable from Investment Manager--Note 3(a) ..........          --          --           4         7        9       10        --
Prepaid expenses .......................................          15          29          24        23       38       38        12
                                                          ----------  ----------  ----------  --------  -------  -------  --------
  Total Assets .........................................     735,772     401,475     181,585    38,519    5,505    5,279    55,039
                                                          ----------  ----------  ----------  --------  -------  -------  --------
LIABILITIES:
Payable for investment securities purchased ............      20,413      20,573       5,611        85      363       77        --
Written options outstanding ............................         161          --          --        --       --       --        --
Payable for shares of beneficial interest redeemed .....       3,536         701       1,058        75       --        1       237
Accrued investment management fees .....................         441         251         116        24        3        2        21
Accrued transfer agent fees ............................         282         221          29        21       17       17        20
Accrued distribution fees ..............................         204         134          36         7       --       --        --
Accrued shareholder servicing fees .....................         138          74          34         7        1        1        --
Dividends payable--Note 2(f) ...........................          --          --          --        --       --       --         3
Accrued expenses .......................................         245          82          52        14        2        1        40
                                                          ----------  ----------  ----------  --------  -------  -------  --------
  Total Liabilities ....................................      25,420      22,036       6,936       233      386       99       321
                                                          ----------  ----------  ----------  --------  -------  -------  --------
NET ASSETS .............................................  $  710,352  $  379,439  $  174,649  $ 38,286  $ 5,119  $ 5,180  $ 54,718
                                                          ==========  ==========  ==========  ========  =======  =======  ========
Net Assets Consist of:
  Paid-in capital ......................................  $  584,109  $  828,930  $  164,439  $ 28,757  $ 5,143  $ 5,230  $ 54,936
  Undistributed net investment income
    (accumulated loss) .................................      (3,811)     (1,694)       (486)     (164)     (11)      --        --
  Undistributed net realized gain (accumulated loss) ...      72,579    (484,660)      3,907     2,964       (1)     (17)     (218)
  Net unrealized appreciation (depreciation) of
    investments ........................................      57,475      36,863       6,789     6,729      (12)     (33)       --
                                                          ----------  ----------  ----------  --------  -------  -------  --------
NET ASSETS .............................................  $  710,352  $  379,439  $  174,649  $ 38,286  $ 5,119  $ 5,180  $ 54,718
                                                          ==========  ==========  ==========  ========  =======  =======  ========
Class A
  Net Asset Value Per Share ............................  $     9.40  $    10.55  $    16.52  $  14.04  $  9.95  $  9.90  $     --
                                                          ==========  ==========  ==========  ========  =======  =======  ========
  Offering Price Per Share .............................  $     9.92  $    11.13  $    17.44  $  14.82  $ 10.50  $ 10.39  $     --
                                                          ==========  ==========  ==========  ========  =======  =======  ========
Class B
  Net Asset Value and Offering Price Per Share .........  $     8.55  $     9.78  $    16.03  $  13.61  $  9.94  $  9.90  $   1.00
                                                          ==========  ==========  ==========  ========  =======  =======  ========
Class C
  Net Asset Value and Offering Price Per Share .........  $     8.53  $     9.78  $    16.02  $  13.62  $  9.94  $  9.90  $     --
                                                          ==========  ==========  ==========  ========  =======  =======  ========
Shares of beneficial interest outstanding--Note 6
  Class A ..............................................      38,276      14,157       6,830     1,853      494      503        --
                                                          ==========  ==========  ==========  ========  =======  =======  ========
  Class B ..............................................      31,204      19,872       1,325       387       10       10    54,815
                                                          ==========  ==========  ==========  ========  =======  =======  ========
  CLASS C ..............................................       9,813       3,646       2,534       515       10       10        --
                                                          ==========  ==========  ==========  ========  =======  =======  ========
 *Identified cost ......................................  $  660,120  $  344,645  $  169,736  $ 31,140  $ 5,469  $ 5,210  $ 54,773
                                                          ==========  ==========  ==========  ========  =======  =======  ========

THE ALGER FUNDS

STATEMENTS OF OPERATIONS (IN THOUSANDS) (UNAUDITED)
For the six months ended April 30, 2006


                                                           LargeCap     SmallCap
                                                            Growth       Growth      Balanced
                                                             Fund         Fund         Fund
                                                          ----------   ----------   ----------
Income:
 Dividends (net of foreign withholding taxes*) .........  $    2,126   $      303   $      477
 Interest ..............................................         162          229        1,363
                                                          ----------   ----------   ----------
 Total Income ..........................................       2,288          532        1,840
                                                          ----------   ----------   ----------
Expenses:
 Management fees--Note 3(a) ............................       1,762          921          598
 Distribution fees--Note 3(b):
   Class B .............................................         968          233          317
   Class C .............................................         158           28           95
 Shareholder servicing fees--Note 3(f) .................         588          271          200
 Interest on line of credit utilized--Note 5 ...........           5           --            3
 Custodian fees ........................................          26           20           17
 Transfer agent fees and expenses--Note 3(e) ...........         438          223          179
 Professional fees .....................................          47           24           13
 Registration fees .....................................          21           18           19
 Miscellaneous .........................................          82           38           36
                                                          ----------   ----------   ----------
                                                               4,095        1,776        1,477
Less, expense reimbursements Note 3(a) .................          --           --           --
                                                          ----------   ----------   ----------
 Total Expenses ........................................       4,095        1,776        1.477
                                                          ----------   ----------   ----------
NET INVESTMENT INCOME (LOSS) ...........................      (1,807)      (1,244)         363
                                                          ----------   ----------   ----------
REALIZED AND UNREALIZED GAIN(LOSS)
 ON INVESTMENTS AND OPTIONS
Net realized gain (loss) on investments ................      49,034        9,489       11,088
Net realized loss on options ...........................        (120)          --           --
Net change in unrealized appreciation (depreciation)
  on investments and foreign currency translations .....     (13,283)      31,815       (4,176)
Net change in unrealized appreciation (depreciation)
  on options ...........................................          61           --           --
                                                          ----------   ----------   ----------
Net realized and unrealized gain (loss) on investments,
  foreign currency translations and options ............      35,692       41,304        6,912
                                                          ----------   ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ............................  $   33,885   $   40,060   $    7,275
                                                          ==========   ==========   ==========
* Foreign withholding taxes ............................  $        2   $       --   $        1
                                                          ==========   ==========   ==========

** Commenced operations March 1, 2006.

                       See Notes to Financial Statements.

                                                                        Capital                 SmallCap             Core
                                                            MidCap       Appre-      Health    and MidCap   Tech-   Fixed-     Money
                                                            Growth      ciation     Sciences     Growth    nology   Income    Market
                                                             Fund         Fund        Fund        Fund     Fund**   Fund**     Fund
                                                          ----------   ----------   ---------   --------   ------   ------   -------
Income:
 Dividends (net of foreign withholding taxes*) .........  $    1,482   $    1,737   $     471   $     37   $   --   $   --   $    --
 Interest ..............................................         266           51         279         36        4       40     1,215
                                                          ----------   ----------   ---------   --------   ------   ------   -------
 Total Income ..........................................       1,748        1,788         750         73        4       40     1,215
                                                          ----------   ----------   ---------   --------   ------   ------   -------
Expenses:
 Management fees--Note 3(a) ............................       2,715        1,578         645        117        7        3       142
 Distribution fees--Note 3(b):
   Class B .............................................         989          727          73         15       --       --        --
   Class C .............................................         293          130         127         15       --       --        --
 Shareholder servicing fees--Note 3(f) .................         849          464         190         34        2        2        --
 Interest on line of credit utilized--Note 5 ...........          23           20          --         --       --       --        --
 Custodian fees ........................................          42           22          15          7        1        1         7
 Transfer agent fees and expenses--Note 3(e) ...........         447          439         120         73       17       17        96
 Professional fees .....................................          69           24          14          3       --       --         6
 Registration fees .....................................          26           19          19         11        7        7        10
 Miscellaneous .........................................         106           59          37          7        1        1         5
                                                          ----------   ----------   ---------   --------   ------   ------   -------
                                                               5,559        3,482       1,240        282       35       31       266
Less, expense reimbursements Note 3(a) .................          --           --          (4)       (45)     (20)     (22)       --
                                                          ----------   ----------   ---------   --------   ------   ------   -------
 Total Expenses ........................................       5,559        3,482       1,239        237       15        9       266
                                                          ----------   ----------   ---------   --------   ------   ------   -------
NET INVESTMENT INCOME (LOSS) ...........................      (3,811)      (1,694)       (486)      (164)     (11)      31       949
                                                          ----------   ----------   ---------   --------   ------   ------   -------
REALIZED AND UNREALIZED GAIN(LOSS)
 ON INVESTMENTS AND OPTIONS
Net realized gain (loss) on investments ................      78,184       54,704       4,064      2,963       (1)     (17)       --
Net realized loss on options ...........................        (535)          --          --         --       --       --        --
Net change in unrealized appreciation (depreciation)
  on investments and foreign currency translations .....      19,620       (5,277)     (1,108)     2,455      (12)     (33)       --
Net change in unrealized appreciation (depreciation)
  on options ...........................................        (746)          --          --         --       --       --        --
                                                          ----------   ----------   ---------   --------   ------   ------   -------
Net realized and unrealized gain (loss) on investments,
  foreign currency translations and options ............      96,523       49,427       2,956      5,418      (13)     (50)       --
                                                          ----------   ----------   ---------   --------   ------   ------   -------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ............................  $   92,712   $   47,733   $   2,470   $  5,254   $  (24)  $  (19)  $   949
                                                          ==========   ==========   =========   ========   ======   ======   =======
* Foreign withholding taxes ............................  $       12   $        1   $      --   $     --   $   --   $   --   $    --
                                                          ==========   ==========   =========   ========   ======   ======   =======

THE ALGER FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

                                                                         LargeCap
                                                                          Growth
                                                                           Fund
                                                                ------------------------
                                                                 For the Six
                                                                Months Ended    For the
                                                                  April 30,   Year Ended
                                                                     2006     October 31,
                                                                 (Unaudited)      2005
                                                                ------------  -----------
Net investment income (loss) ..................................   $  (1,807)   $  (2,184)
Net realized gain on investments and options ..................      48,914       72,723
Net change in unrealized appreciation
  (depreciation) on investments, foreign currency
  translations and options ....................................     (13,222)      (3,336)
                                                                  ---------    ---------
Net increase in net assets resulting
  from operations .............................................      33,885       67,203
                                                                  ---------    ---------
Dividends and distributions to shareholders from:
 Net investment income
  Class A .....................................................          --           --
  Class B .....................................................          --           --
  Class C .....................................................          --           --
 Net realized gains
  Class A .....................................................          --           --
  Class B .....................................................          --           --
  Class C .....................................................          --           --
                                                                  ---------    ---------
Total dividends and distributions to shareholders .............          --           --
                                                                  ---------    ---------
Increase (decrease) from shares of beneficial
  interest transactions:
  Class A .....................................................       9,634      (32,625)
  Class B .....................................................     (25,801)     (57,572)
  Class C .....................................................         918       (8,275)
                                                                  ---------    ---------
Net increase (decrease) from shares of beneficial
  interest transactions--Note 6 ...............................     (15,249)     (98,472)
                                                                  ---------    ---------
 Total increase (decrease) ....................................      18,636      (31,269)
Net Assets:
 Beginning of period ..........................................     457,611      488,880
                                                                  ---------    ---------
 End of period ................................................   $ 476,247    $ 457,611
                                                                  =========    =========
Undistributed net investment income
  (accumulated loss) ..........................................   $  (1,807)   $      --
                                                                  =========    =========

                       See Notes to Financial Statements.

                                                            SmallCap                                                 MidCap
                                                             Growth                     Balanced                     Growth
                                                              Fund                        Fund                        Fund
                                                  -------------------------    ------------------------    -------------------------
                                                    For the Six                 For the Six                 For the Six
                                                   Months Ended    For the     Months Ended    For the     Months Ended    For the
                                                     April 30,   Year Ended      April 30,   Year Ended      April 30,   Year Ended
                                                        2006     October 31,        2006     October 31,        2006     October 31,
                                                    (Unaudited)      2005       (Unaudited)      2005       (Unaudited)      2005
                                                   ------------  -----------   ------------  -----------   ------------  -----------
Net investment income (loss) ....................... $  (1,244)   $  (2,533)     $     363    $   1,234      $  (3,811)   $  (8,923)
Net realized gain on investments and options .......     9,489       27,960         11,088       22,703         77,649      105,413
Net change in unrealized appreciation
  (depreciation) on investments, foreign currency
  translations and options .........................    31,815       10,494         (4,176)      (5,542)        18,874       (3,213)
                                                     ---------    ---------      ---------    ---------      ---------    ---------
Net increase in net assets resulting
  from operations ..................................    40,060       35,921          7,275       18,395         92,712       93,277
                                                     ---------    ---------      ---------    ---------      ---------    ---------
Dividends and distributions to shareholders from:
 Net investment income
  Class A ..........................................        --           --           (538)        (758)            --           --
  Class B ..........................................        --           --           (205)        (283)            --           --
  Class C ..........................................        --           --            (65)         (82)            --           --
 Net realized gains
  Class A ..........................................        --           --             --           --        (34,821)          --
  Class B ..........................................        --           --             --           --        (30,115)          --
  Class C ..........................................        --           --             --           --         (8,656)          --
                                                     ---------    ---------      ---------    ---------      ---------    ---------
Total dividends and distributions to shareholders ..        --           --           (808)      (1,123)       (73,592)          --
                                                     ---------    ---------      ---------    ---------      ---------    ---------
Increase (decrease) from shares of beneficial
  interest transactions:
  Class A ..........................................    44,988        6,894         (8,311)     (20,734)        30,013       (1,395)
  Class B ..........................................    (8,082)     (23,181)        (9,439)     (36,838)           (71)     (55,450)
  Class C ..........................................     5,427         (564)        (1,303)     (12,090)         8,896       (7,773)
                                                     ---------    ---------      ---------    ---------      ---------    ---------
Net increase (decrease) from shares of beneficial
  interest transactions--Note 6 ....................    42,333      (16,851)       (19,053)     (69,662)        38,838      (64,618)
                                                     ---------    ---------      ---------    ---------      ---------    ---------
 Total increase (decrease) .........................    82,393       19,070        (12,586)     (52,390)        57,958       28,659
Net Assets:
 Beginning of period ...............................   176,934      157,864        165,483      217,873        652,394      623,735
                                                     ---------    ---------      ---------    ---------      ---------    ---------
 End of period ..................................... $ 259,327    $ 176,934      $ 152,897    $ 165,483      $ 710,352    $ 652,394
                                                     =========    =========      =========    =========      =========    =========
Undistributed net investment income
  (accumulated loss) ............................... $  (1,244)   $      --      $     120    $     565      $  (3,811)   $      --
                                                     =========    =========      =========    =========      =========    =========

THE ALGER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)


                                      Capital
                                    Appreciation
                                        Fund
                             -------------------------
                              For the Six
                             Months Ended    For the
                               April 30,   Year Ended
                                 2006      October 31,
                              (Unaudited)     2005
                             ------------  -----------
Net investment income
  (loss) ....................  $  (1,694)   $  (3,363)
Net realized gain (loss)
  on investments
  and options ...............     54,704       64,815
Net change in unrealized
  appreciation
  (depreciation) on
  investments and options ...     (5,277)       5,321
                               ---------    ---------
Net increase (decrease)
  in net assets resulting
  from operations 47,733 ....     66,773        2,470
                               ---------    ---------
Dividends and distributions
  to shareholders from:
 Net investment income
  Class A ...................         --           --
  Class B ...................         --           --
  Class C ...................         --           --
 Net realized gains
  Class A ...................         --           --
  Class B ...................         --           --
  Class C ...................         --           --
                               ---------    ---------
Total dividends
  and distributions
  to shareholders ...........         --           --
                               ---------    ---------
Increase (decrease) from
  shares of beneficial
  interest transactions:
  Class A ...................      2,259      (14,991)
  Class B ...................    (23,567)     (73,357)
  Class C ...................     (2,421)     (14,571)
                               ---------    ---------
Net increase (decrease)
  from shares of
  beneficial interest
  transactions--Note 6 ......    (23,729)    (102,919)
                               ---------    ---------
 Total increase (decrease) ..     24,004      (36,146)
Net Assets:
 Beginning of period ........    355,435      391,581
                               ---------    ---------
 End of period ..............  $ 379,439    $ 355,435
                               =========    =========
Undistributed net
  investment income
  (accumulated loss) ........  $  (1,694)   $      --
                               =========    =========

* Commenced operations March 1, 2006.

                       See Notes to Financial Statements.

                                                                SmallCap                          Core
                                      Health                   and MidCap                        Fixed-               Money
                                     Sciences                    Growth           Technology     Income              Market
                                       Fund                       Fund               Fund*        Fund*               Fund
                            -------------------------  ------------------------- ------------  ----------  -------------------------
                             For the Six                For the Six               For the Six               For the Six
                            Months Ended    For the    Months Ended    For the   Months Ended    For the   Months Ended    For the
                              April 30,   Year Ended     April 30,   Year Ended    April 30,   Year Ended    April 30,   Year Ended
                                2006      October 31,      2006      October 31,     2006      October 31,     2006      October 31,
                             (Unaudited)     2005       (Unaudited)     2005      (Unaudited)     2005      (Unaudited)     2005
                            ------------  -----------  ------------  ----------- ------------  ----------  ------------  -----------
Net investment income
  (loss) .................... $    (486)   $   (522)     $   (164)   $   (227)     $   (11)     $     31     $    949     $  1,250
Net realized gain (loss)
  on investments
  and options ...............     4,064       3,410         2,963       1,578           (1)          (17)          --           --
Net change in unrealized
  appreciation
  (depreciation) on
  investments and options ...    (1,108)      6,824         2,455       2,429          (12)          (33)          --           --
                              ---------    --------      --------    --------      -------      --------     --------     --------
Net increase (decrease)
  in net assets resulting
  from operations 47,733 ....     9,712       5,254         3,780         (24)         (19)          949        1,250
                              ---------    --------      --------    --------      -------      --------     --------     --------
Dividends and distributions
  to shareholders from:
 Net investment income
  Class A ...................        --          --            --          --           --           (29)          --           --
  Class B ...................        --          --            --          --           --            (1)        (949)      (1,250)
  Class C ...................        --          --            --          --           --            (1)          --           --
 Net realized gains
  Class A ...................    (1,897)       (828)         (960)       (875)          --            --           --           --
  Class B ...................      (395)       (427)         (219)       (183)          --            --           --           --
  Class C ...................      (646)       (205)         (172)       (107)          --            --           --           --
                              ---------    --------      --------    --------      -------      --------     --------     --------
Total dividends
  and distributions
  to shareholders ...........    (2,938)     (1,460)       (1,351)     (1,165)          --           (31)        (949)      (1,250)
                              ---------    --------      --------    --------      -------      --------     --------     --------
Increase (decrease) from
  shares of beneficial
  interest transactions:
  Class A ...................    62,627      30,569         8,848       1,601        4,940         5,029           --           --
  Class B ...................     4,928       6,276         1,440         557          103           101       (6,852)     (18,958)
  Class C ...................    15,486      20,195         4,484         375          100           100           --           --
                              ---------    --------      --------    --------      -------      --------     --------     --------
Net increase (decrease)
  from shares of
  beneficial interest
  transactions--Note 6 ......    83,041      57,040        14,772       2,533        5,143         5,230       (6,852)     (18,958)
                              ---------    --------      --------    --------      -------      --------     --------     --------
 Total increase (decrease) ..    82,573      65,292        18,675       5,148        5,119         5,180       (6,852)     (18,958)
Net Assets:
 Beginning of period ........    92,076      26,784        19,611      14,463           --            --       61,570       80,528
                              ---------    --------      --------    --------      -------      --------     --------     --------
 End of period .............. $ 174,649    $ 92,076      $ 38,286    $ 19,611      $ 5,119      $  5,180     $ 54,718     $ 61,570
                              =========    ========      ========    ========      =======      ========     ========     ========
Undistributed net
  investment income
  (accumulated loss) ........ $    (486)   $     --      $   (164)   $     --      $   (11)     $     --     $     --     $     --
                              =========    ========      ========    ========      =======      ========     ========     ========

THE ALGER FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                                        Income from
                                                   Investment Operations
                                                  -----------------------
                                                                  Net
                                                               Realized
                                                                 and
                                      Net Asset       Net     Unrealized       Total
                                       Value,     Investment     Gain          from
                                     Beginning      Income    (Loss) on     Investment
                                      of Period   (Loss) (i)  Investments   Operations
                                     ----------   ----------  -----------   ----------
ALGER LARGECAP GROWTH FUND

CLASS A
Six Months ended 4/30/06 (iii) ...      $10.48      $(0.02)      $ 0.83       $ 0.81
Year ended 10/31/05 ..............        9.05        0.01         1.42         1.43
Year ended 10/31/04 ..............        8.87       (0.07)        0.25         0.18
Year ended 10/31/03 ..............        7.16       (0.05)        1.76         1.71
Year ended 10/31/02 ..............        9.47       (0.04)       (2.27)       (2.31)
Year ended 10/31/01 ..............       14.09       (0.04)       (3.64)       (3.68)

CLASS B
Six Months ended 4/30/06 (iii) ...      $ 9.70      $(0.05)      $ 0.75       $ 0.70
Year ended 10/31/05 ..............        8.44       (0.07)        1.33         1.26
Year ended 10/31/04 ..............        8.33       (0.13)        0.24         0.11
Year ended 10/31/03 ..............        6.76       (0.10)        1.67         1.57
Year ended 10/31/02 ..............        9.02       (0.10)       (2.16)       (2.26)
Year ended 10/31/01 ..............       13.58       (0.12)       (3.50)       (3.62)

CLASS C
Six Months ended 4/30/06 (iii) ...      $ 9.69      $(0.05)      $ 0.76       $ 0.71
Year ended 10/31/05 ..............        8.43       (0.07)        1.33         1.26
Year ended 10/31/04 ..............        8.33       (0.13)        0.23         0.10
Year ended 10/31/03 ..............        6.76       (0.10)        1.67         1.57
Year ended 10/31/02 ..............        9.02       (0.10)       (2.16)       (2.26)
Year ended 10/31/01 ..............       13.57       (0.12)       (3.49)       (3.61)

ALGER SMALLCAP GROWTH FUND

CLASS A
Six Months ended 4/30/06 (iii) ...      $ 5.21      $(0.03)      $ 1.11       $ 1.08
Year ended 10/31/05 ..............        4.18       (0.06)        1.09         1.03
Year ended 10/31/04 ..............        3.95       (0.06)        0.29         0.23
Year ended 10/31/03 ..............        2.85       (0.05)        1.15         1.10
Year ended 10/31/02 ..............        3.54       (0.05)       (0.64)       (0.69)
Year ended 10/31/01 ..............        8.81       (0.04)       (3.41)       (3.45)

----------
(i)   Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of any sales charges.

(iii) Unaudited. Ratios have been annualized; total return has not been annualized.

                       See Notes to Financial Statements.


                                                                                           Ratios/Supplemental Data
                                                                              -----------------------------------------------
                                                                                                      Ratio of
                                                                                Net       Ratio of       Net
                                                      Net                      Assets,    Expenses   Investment
                                     Distributions    Asset                    End of        to        Income
                                         from        Value,                    Period      Average   (Loss) to      Portfolio
                                     Net Realized    End of      Total         (000's       Net       Average       Turnover
                                         Gains       Period   Return (ii)     omitted)     Assets    Net Assets       Rate
                                     ------------    ------   -----------     --------    --------   -----------    ---------
ALGER LARGECAP GROWTH FUND

CLASS A
Six Months ended 4/30/06 (iii) ...      $   --       $11.29        7.7%       $179,081       1.26%      (0.29)%      144.97%
Year ended 10/31/05 ..............          --        10.48       15.8         157,205       1.37        0.05        249.17
Year ended 10/31/04 ..............          --         9.05        2.0         166,720       1.34       (0.72)       191.13
Year ended 10/31/03 ..............          --         8.87       23.9         168,720       1.44       (0.62)       215.81
Year ended 10/31/02 ..............          --         7.16      (24.4)        130,464       1.36       (0.47)       213.97
Year ended 10/31/01 ..............       (0.94)        9.47      (27.4)        230,637       1.26       (0.35)        91.40

CLASS B
Six Months ended 4/30/06 (iii) ...      $   --       $10.40        7.2%       $253,732       2.02%      (1.04)%      144.97%
Year ended 10/31/05 ..............          --         9.70       14.9         260,786       2.12       (0.72)       249.17
Year ended 10/31/04 ..............          --         8.44        1.3         279,963       2.09       (1.46)       191.13
Year ended 10/31/03 ..............          --         8.33       23.2         350,972       2.20       (1.37)       215.81
Year ended 10/31/02 ..............          --         6.76      (25.1)        323,809       2.11       (1.21)       213.97
Year ended 10/31/01 ..............       (0.94)        9.02      (28.1)        581,770       2.01       (1.09)        91.40

CLASS C
Six Months ended 4/30/06 (iii) ...      $   --       $10.40        7.3%       $ 43,434       2.01%      (1.04)%      144.97%
Year ended 10/31/05 ..............          --         9.69       15.0          39,620       2.12       (0.72)       249.17
Year ended 10/31/04 ..............          --         8.43        1.2          42,196       2.09       (1.47)       191.13
Year ended 10/31/03 ..............          --         8.33       23.2          41,906       2.19       (1.37)       215.81
Year ended 10/31/02 ..............          --         6.76      (25.1)         34,813       2.11       (1.22)       213.97
Year ended 10/31/01 ..............       (0.94)        9.02      (28.0)         48,918       2.01       (1.10)        91.40

ALGER SMALLCAP GROWTH FUND

CLASS A
Six Months ended 4/30/06 (iii) ...      $   --       $ 6.29       20.7%       $182,400       1.39%      (0.91)%       47.20%
Year ended 10/31/05 ..............          --         5.21       24.6         110,329       1.62       (1.19)       104.30
Year ended 10/31/04 ..............          --         4.18        5.8          82,891       1.69       (1.47)       128.79
Year ended 10/31/03 ..............          --         3.95       38.6          73,616       1.79       (1.55)       139.28
Year ended 10/31/02 ..............          --         2.85      (19.5)         46,143       1.75       (1.52)       132.35
Year ended 10/31/01 ..............       (1.82)        3.54      (46.6)         64,164       1.54       (0.95)       195.72

THE ALGER FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                                                                     Income from
                                                                                Investment Operations
                                                                       -----------------------------------------
                                                                           Net
                                                                        Realized
                                                                          and
                                            Net Asset        Net       Unrealized         Total        Dividends   Distributions
                                             Value,      Investment       Gain            from         from Net        from
                                           Beginning       Income      (Loss) on       Investment     Investment   Net Realized
                                            of Period    (Loss) (i)    Investments     Operations       Income         Gains
                                           ----------    ----------    -----------     ----------     ----------   -------------
ALGER SMALLCAP GROWTH FUND (CONTINUED)

CLASS B
Six Months ended 4/30/06 (iii) .......       $ 4.80        $(0.04)        $ 1.01         $ 0.97         $   --         $   --
Year ended 10/31/05 ..................         3.88         (0.08)          1.00           0.92             --             --
Year ended 10/31/04 ..................         3.70         (0.09)          0.27           0.18             --             --
Year ended 10/31/03 ..................         2.68         (0.07)          1.09           1.02             --             --
Year ended 10/31/02 ..................         3.36         (0.07)         (0.61)         (0.68)            --             --
Year ended 10/31/01 ..................         8.52         (0.08)         (3.26)         (3.34)            --          (1.82)

CLASS C
Six Months ended 4/30/06 (iii) .......       $ 4.81        $(0.04)        $ 1.01         $ 0.97         $   --         $   --
Year ended 10/31/05 ..................         3.88         (0.09)          1.02           0.93             --             --
Year ended 10/31/04 ..................         3.70         (0.09)          0.27           0.18             --             --
Year ended 10/31/03 ..................         2.68         (0.07)          1.09           1.02             --             --
Year ended 10/31/02 ..................         3.36         (0.07)         (0.61)         (0.68)            --             --
Year ended 10/31/01 ..................         8.53         (0.08)         (3.27)         (3.35)            --          (1.82)

ALGER BALANCED FUND

CLASS A
Six Months ended 4/30/06 (iii) .......       $20.29        $ 0.10         $ 0.85         $ 0.95         $(0.21)        $   --
 Year ended 10/31/05 .................        18.58          0.22           1.70           1.92          (0.21)            --
Year ended 10/31/04 ..................        18.29          0.10           0.36           0.46          (0.17)            --
Year ended 10/31/03 ..................        16.02          0.13           2.43           2.56          (0.29)            --
Year ended 10/31/02 ..................        18.67          0.27          (2.48)         (2.21)         (0.44)            --
Year ended 10/31/01 ..................        21.29          0.43          (2.83)         (2.40)         (0.22)            --

CLASS B
Six Months ended 4/30/06 (iii) .......       $19.81        $ 0.02         $ 0.84         $ 0.86         $(0.05)        $   --
Year ended 10/31/05 ..................        18.13          0.08           1.65           1.73          (0.05)            --
Year ended 10/31/04 ..................        17.86         (0.04)          0.34           0.30          (0.03)            --
Year ended 10/31/03 ..................        15.62          0.01           2.39           2.40          (0.16)            --
Year ended 10/31/02 ..................        18.17          0.14          (2.44)         (2.30)         (0.25)            --
Year ended 10/31/01 ..................        20.83          0.27          (2.75)         (2.48)         (0.18)            --

----------

(i)   Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of any sales charges.

(iii) Unaudited. Ratios have been annualized; total return has not been annualized.

                       See Notes to Financial Statements.

                                                                                                Ratios/Supplemental Data
                                                                                   ------------------------------------------------
                                                                                                            Ratio of
                                                                                      Net      Ratio of        Net
                                                         Net                        Assets,    Expenses    Investment
                                                         Asset                      End of        to         Income
                                                        Value,                      Period      Average    (Loss) to      Portfolio
                                          Total         End of        Total         (000's       Net        Average        Turnover
                                      Distributions     Period     Return (ii)     omitted)     Assets     Net Assets        Rate
                                      -------------    --------    -----------     --------    --------    ----------     ---------
ALGER SMALLCAP GROWTH FUND (CONTINUED)

CLASS B
Six Months ended 4/30/06 (iii) .......   $   --         $ 5.77          20.2%      $ 65,045        2.16%       (1.66)%        47.20%
Year ended 10/31/05 ..................       --           4.80          23.7         61,499        2.36        (1.94)        104.30
Year ended 10/31/04 ..................       --           3.88           4.9         70,304        2.43        (2.21)        128.79
Year ended 10/31/03 ..................       --           3.70          38.1         94,241        2.57        (2.32)        139.28
Year ended 10/31/02 ..................       --           2.68         (20.2)        81,758        2.49        (2.27)        132.35
Year ended 10/31/01 ..................    (1.82)          3.36         (47.0)       130,559        2.28        (1.66)        195.72

CLASS C
Six Months ended 4/30/06 (iii) .......   $   --         $ 5.78          20.2%      $ 11,882        2.14%       (1.66)%        47.20%
Year ended 10/31/05 ..................       --           4.81          24.0          5,106        2.37        (1.95)        104.30
Year ended 10/31/04 ..................       --           3.88           4.9          4,669        2.44        (2.21)        128.79
Year ended 10/31/03 ..................       --           3.70          38.1          4,999        2.56        (2.32)        139.28
Year ended 10/31/02 ..................       --           2.68         (20.2)         3,209        2.49        (2.27)        132.35
Year ended 10/31/01 ..................    (1.82)          3.36         (47.0)         4,234        2.28        (1.66)        195.72

ALGER BALANCED FUND

CLASS A
Six Months ended 4/30/06 (iii) .......   $(0.21)        $21.03           4.7%      $ 47,030        1.34%        0.97%        123.42%
 Year ended 10/31/05 .................    (0.21)         20.29          10.4         53,415        1.31         1.15         218.75
Year ended 10/31/04 ..................    (0.17)         18.58           2.5         68,646        1.26         0.52         167.72
Year ended 10/31/03 ..................    (0.29)         18.29          16.3         79,387        1.31         0.80         174.97
Year ended 10/31/02 ..................    (0.44)         16.02         (12.2)        78,167        1.28         1.53         203.96
Year ended 10/31/01 ..................    (0.22)         18.67         (11.3)       101,440        1.20         2.15          74.15

CLASS B
Six Months ended 4/30/06 (iii) .......   $(0.05)        $20.62           4.3%      $ 80,726        2.08%        0.22%        123.42%
Year ended 10/31/05 ..................    (0.05)         19.81           9.6         86,647        2.06         0.41         218.75
Year ended 10/31/04 ..................    (0.03)         18.13           1.7        114,387        2.01        (0.23)        167.72
Year ended 10/31/03 ..................    (0.16)         17.86          15.5        143,765        2.06         0.05         174.97
Year ended 10/31/02 ..................    (0.25)         15.62         (12.9)       137,070        2.03         0.78         203.96
Year ended 10/31/01 ..................    (0.18)         18.17         (12.0)       158,766        1.95         1.40          74.15

THE ALGER FUNDS

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                                                                       Income from
                                                                                  Investment Operations
                                                                        ----------------------------------------
                                                                            Net
                                                                         Realized
                                                                           and
                                            Net Asset        Net        Unrealized        Total        Dividends   Distributions
                                             Value,      Investment        Gain           from         from Net        from
                                           Beginning       Income       (Loss) on      Investment     Investment   Net Realized
                                            of Period    (Loss) (i)     Investments    Operations       Income         Gains
                                           ----------    ----------     -----------    ----------     ----------   -------------
ALGER BALANCED FUND (CONTINUED)

CLASS C
Six Months ended 4/30/06 (iii) .......       $19.90        $ 0.02         $ 0.84         $ 0.86         $(0.05)        $   --
Year ended 10/31/05 ..................        18.21          0.08           1.66           1.74          (0.05)            --
Year ended 10/31/04 ..................        17.93         (0.04)          0.35           0.31          (0.03)            --
Year ended 10/31/03 ..................        15.68          0.01           2.39           2.40          (0.15)            --
Year ended 10/31/02 ..................        18.24          0.14          (2.45)         (2.31)         (0.25)            --
Year ended 10/31/01 ..................        20.90          0.27          (2.75)         (2.48)         (0.18)            --

ALGER MIDCAP GROWTH FUND

CLASS A
Six Months ended 4/30/06 (iii) .......       $ 9.15        $(0.03)        $ 1.28         $ 1.25         $   --         $(1.00)
Year ended 10/31/05 ..................         7.89         (0.08)          1.34           1.26             --             --
Year ended 10/31/04 ..................         7.57         (0.08)          0.40           0.32             --             --
Year ended 10/31/03 ..................         5.48         (0.07)          2.16           2.09             --             --
Year ended 10/31/02 ..................         6.92         (0.07)         (1.37)         (1.44)            --             --
Year ended 10/31/01 ..................        10.17         (0.06)         (2.01)         (2.07)            --          (1.18)

CLASS B
Six Months ended 4/30/06 (iii) .......       $ 8.43        $(0.06)        $ 1.18         $ 1.12         $   --         $(1.00)
Year ended 10/31/05 ..................         7.33         (0.14)          1.24           1.10             --             --
Year ended 10/31/04 ..................         7.08         (0.13)          0.38           0.25             --             --
Year ended 10/31/03 ..................         5.17         (0.11)          2.02           1.91             --             --
Year ended 10/31/02 ..................         6.58         (0.11)         (1.30)         (1.41)            --             --
Year ended 10/31/01 ..................         9.79         (0.11)         (1.92)         (2.03)            --          (1.18)

CLASS C
Six Months ended 4/30/06 (iii) .......       $ 8.41        $(0.06)        $ 1.18         $ 1.12         $   --         $(1.00)
Year ended 10/31/05 ..................         7.31         (0.14)          1.24           1.10             --             --
Year ended 10/31/04 ..................         7.06         (0.13)          0.38           0.25             --             --
Year ended 10/31/03 ..................         5.16         (0.11)          2.01           1.90             --             --
Year ended 10/31/02 ..................         6.56         (0.11)         (1.29)         (1.40)            --             --
Year ended 10/31/01 ..................         9.77         (0.11)         (1.92)         (2.03)            --          (1.18)

----------
(i)   Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of any sales charges.

(iii) Unaudited. Ratios have been annualized; total return has not been annualized.

                       See Notes to Financial Statements.


                                                                                               Ratios/Supplemental Data
                                                                              ------------------------------------------------------
                                                                                                           Ratio of
                                                                                 Net        Ratio of          Net
                                                     Net                       Assets,      Expenses      Investment
                                                     Asset                     End of          to           Income
                                                    Value,                     Period        Average      (Loss) to        Portfolio
                                      Total         End of        Total        (000's         Net          Average         Turnover
                                  Distributions     Period     Return (ii)    omitted)       Assets       Net Assets         Rate
                                  -------------    --------    -----------    --------      --------      ----------       ---------
ALGER BALANCED FUND (CONTINUED)

CLASS C
Six Months ended 4/30/06 (iii) ..    $(0.05)        $20.71           4.3%     $ 25,141          2.08%          0.22%         123.42%
Year ended 10/31/05 .............     (0.05)         19.90           9.5        25,421          2.06           0.42          218.75
Year ended 10/31/04 .............     (0.03)         18.21           1.7        34,840          2.01          (0.23)         167.72
Year ended 10/31/03 .............     (0.15)         17.93          15.4        44,801          2.06           0.05          174.97
Year ended 10/31/02 .............     (0.25)         15.68         (12.9)       45,516          2.03           0.78          203.96
Year ended 10/31/01 .............     (0.18)         18.24         (12.0)       57,193          1.95           1.40           74.15

ALGER MIDCAP GROWTH FUND

CLASS A
Six Months ended 4/30/06 (iii) ..    $(1.00)        $ 9.40          14.8%     $359,949          1.26%         (0.75)%        112.62%
Year ended 10/31/05 .............        --           9.15          16.0       318,423          1.36          (0.96)         239.32
Year ended 10/31/04 .............        --           7.89           4.2       276,076          1.34          (1.08)         210.18
Year ended 10/31/03 .............        --           7.57          38.1       231,711          1.45          (1.16)         238.17
Year ended 10/31/02 .............        --           5.48         (20.8)      133,113          1.41          (1.05)         324.69
Year ended 10/31/01 .............     (1.18)          6.92         (21.9)      154,412          1.31          (0.77)         115.45

CLASS B
Six Months ended 4/30/06 (iii) ..    $(1.00)        $ 8.55          14.4%     $266,711          2.01%         (1.49)%        112.62%
Year ended 10/31/05 .............        --           8.43          15.0       260,986          2.11          (1.71)         239.32
Year ended 10/31/04 .............        --           7.33           3.5       276,982          2.09          (1.83)         210.18
Year ended 10/31/03 .............        --           7.08          36.9       326,015          2.20          (1.92)         238.17
Year ended 10/31/02 .............        --           5.17         (21.4)      247,201          2.15          (1.80)         324.69
Year ended 10/31/01 .............     (1.18)          6.58         (22.4)      426,699          2.06          (1.49)         115.45

CLASS C
Six Months ended 4/30/06 (iii) ..    $(1.00)        $ 8.53          14.4%     $ 83,692          2.01%         (1.49)%        112.62%
Year ended 10/31/05 .............        --           8.41          15.1        72,985          2.11          (1.71)         239.32
Year ended 10/31/04 .............        --           7.31           3.5        70,677          2.09          (1.83)         210.18
Year ended 10/31/03 .............        --           7.06          36.8        62,627          2.20          (1.92)         238.17
Year ended 10/31/02 .............        --           5.16         (21.3)       46,238          2.16          (1.80)         324.69
Year ended 10/31/01 .............     (1.18)          6.56         (22.4)       53,592          2.06          (1.51)         115.45

THE ALGER FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                                        Income from
                                                   Investment Operations
                                                  ------------------------
                                                                   Net
                                                                Realized
                                                                  and
                                       Net Asset      Net      Unrealized      Total
                                        Value,    Investment      Gain         from
                                      Beginning     Income     (Loss) on    Investment
                                       of Period  (Loss) (i)   Investments  Operations
                                      ----------  ----------   -----------  ----------
ALGER CAPITAL APPRECIATION FUND

CLASS A
Six Months ended 4/30/06 (iii) ...      $ 9.27      $(0.02)      $ 1.30       $ 1.28
Year ended 10/31/05 ..............        7.71       (0.04)        1.60         1.56
Year ended 10/31/04 ..............        7.74       (0.10)        0.07        (0.03)
Year ended 10/31/03 ..............        6.23       (0.07)        1.58         1.51
Year ended 10/31/02 ..............        8.21       (0.08)       (1.90)       (1.98)
Year ended 10/31/01 ..............       13.54       (0.05)       (4.80)       (4.85)

CLASS B
Six Months ended 4/30/06 (iii) ...      $ 8.62      $(0.06)      $ 1.22       $ 1.16
Year ended 10/31/05 ..............        7.23       (0.09)        1.48         1.39
Year ended 10/31/04 ..............        7.31       (0.15)        0.07        (0.08)
Year ended 10/31/03 ..............        5.93       (0.11)        1.49         1.38
Year ended 10/31/02 ..............        7.88       (0.14)       (1.81)       (1.95)
Year ended 10/31/01 ..............       13.09       (0.12)       (4.61)       (4.73)

CLASS C
Six Months ended 4/30/06 (iii) ...      $ 8.61      $(0.06)      $ 1.23       $ 1.17
Year ended 10/31/05 ..............        7.22       (0.09)        1.48         1.39
Year ended 10/31/04 ..............        7.31       (0.10)        0.01        (0.09)
Year ended 10/31/03 ..............        5.93       (0.11)        1.49         1.38
Year ended 10/31/02 ..............        7.87       (0.14)       (1.80)       (1.94)
Year ended 10/31/01 ..............       13.09       (0.12)       (4.62)       (4.74)


----------
(i)   Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of any sales charges.

(iii) Unaudited. Ratios have been annualized; total return has not been annualized.

                       See Notes to Financial Statements.


                                                                                        Ratios/Supplemental Data
                                                                              -----------------------------------------------
                                                                                                      Ratio of
                                                                                Net        Ratio of      Net
                                                      Net                      Assets,     Expenses  Investment
                                    Distributions     Asset                    End of         to       Income
                                        from         Value,                    Period       Average  (Loss) to      Portfolio
                                    Net Realized     End of      Total         (000's        Net      Average       Turnover
                                        Gains        Period   Return (ii)     omitted)      Assets   Net Assets       Rate
                                    -------------    ------   -----------     --------     --------  ----------     ---------
ALGER CAPITAL APPRECIATION FUND

CLASS A
Six Months ended 4/30/06 (iii) ...      $   --       $10.55       13.8%       $149,417       1.41%      (0.45)%       97.23%
Year ended 10/31/05 ..............          --         9.27       20.2         128,816       1.63       (0.44)       144.61
Year ended 10/31/04 ..............          --         7.71       (0.4)        121,341       1.58       (1.23)       157.23
Year ended 10/31/03 ..............          --         7.74       24.2         112,031       1.70       (1.06)       202.81
Year ended 10/31/02 ..............          --         6.23      (24.1)         97,962       1.53       (1.06)       174.83
Year ended 10/31/01 ..............       (0.48)        8.21      (36.8)        179,365       1.40       (0.46)       102.58

CLASS B
Six Months ended 4/30/06 (iii) ...      $   --       $ 9.78       13.5%       $194,377       2.17%      (1.20)%       97.23%
Year ended 10/31/05 ..............          --         8.62       19.2         192,976       2.37       (1.15)       144.61
Year ended 10/31/04 ..............          --         7.23       (1.1)        228,646       2.33       (1.97)       157.23
Year ended 10/31/03 ..............          --         7.31       23.3         324,292       2.45       (1.82)       202.81
Year ended 10/31/02 ..............          --         5.93      (24.8)        342,592       2.28       (1.82)       174.83
Year ended 10/31/01 ..............       (0.48)        7.88      (37.2)        572,068       2.15       (1.20)       102.58

CLASS C
Six Months ended 4/30/06 (iii) ...      $   --       $ 9.78       13.6%       $ 35,645       2.16%      (1.20)%       97.23%
Year ended 10/31/05 ..............          --         8.61       19.3          33,643       2.37       (1.13)       144.61
Year ended 10/31/04 ..............          --         7.22       (1.2)         41,595       2.33       (1.98)       157.23
Year ended 10/31/03 ..............          --         7.31       23.3          54,273       2.45       (1.81)       202.81
Year ended 10/31/02 ..............          --         5.93      (24.7)         53,936       2.28       (1.82)       174.83
Year ended 10/31/01 ..............       (0.48)        7.87      (37.2)         96,451       2.15       (1.20)       102.58

THE ALGER FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                                                    Income from
                                                               Investment Operations
                                                          --------------------------------
                                                                         Net
                                                                      Realized
                                                                        and
                                             Net Asset      Net      Unrealized      Total
                                              Value,    Investment      Gain         from
                                            Beginning     Income     (Loss) on    Investment
                                             of Period  (Loss) (i)   Investments  Operations
                                            ----------  ----------   -----------  ----------
ALGER HEALTH SCIENCES FUND

CLASS A
Six Months ended 4/30/06 (iii) (vii) ...      $16.24      $(0.03)      $ 0.66       $ 0.63
Year ended 10/31/05 ....................       13.29       (0.11)        3.76         3.65
Year ended 10/31/04 ....................       11.91       (0.14)        1.75         1.61
Year ended 10/31/03 ....................        9.29       (0.20)        2.82         2.62
From 5/1/02 (commencement of
  operations) to 10/31/2002 (iii) ......       10.00       (0.06)       (0.65)       (0.71)

CLASS B
Six Months ended 4/30/06 (iii) (vii) ...      $15.83      $(0.09)      $ 0.64       $ 0.55
Year ended 10/31/05 ....................       13.05       (0.22)        3.70         3.48
Year ended 10/31/04 ....................       11.78       (0.24)        1.74         1.50
Year ended 10/31/03 ....................        9.26       (0.28)        2.80         2.52
From 5/1/02 (commencement of
  operations) to 10/31/2002 (iii) ......       10.00       (0.10)       (0.64)       (0.74)

CLASS C
Six Months ended 4/30/06 (iii) (vii) ...      $15.82      $(0.09)      $ 0.64       $ 0.55
Year ended 10/31/05 ....................       13.05       (0.22)        3.69         3.47
Year ended 10/31/04 ....................       11.78       (0.24)        1.74         1.50
Year ended 10/31/03 ....................        9.26       (0.29)        2.81         2.52
From 5/1/02 (commencement of
  operations) to 10/31/2002 (iii) ......       10.00       (0.10)       (0.64)       (0.74)

(i) Amount was computed based on average shares outstanding during the period.

(ii)   Does not reflect the effect of any sales charges.

(iii)  Ratios  have been annualized; total return has not been annualized.

(iv)   Amount has been reduced by 0.14% due to expense reimbursements.

(v)    Amount has been reduced by 0.03% due to expense reimbursements.

(vi)   Amount has been  reduced by 0.15% due to  expense  reimbursements.

(vii)  Unaudited.

                       See Notes to Financial Statements.


                                                                                             Ratios/Supplemental Data
                                                                                ---------------------------------------------------
                                                                                                             Ratio of
                                                                                   Net        Ratio of          Net
                                                         Net                      Assets,     Expenses      Investment
                                       Distributions     Asset                    End of         to           Income
                                           from         Value,                    Period       Average      (Loss) to      Portfolio
                                       Net Realized     End of      Total         (000's        Net          Average       Turnover
                                           Gains        Period   Return (ii)     omitted)      Assets       Net Assets       Rate
                                       -------------    ------   -----------     --------     --------      ----------     ---------
ALGER HEALTH SCIENCES FUND

CLASS A
Six Months ended 4/30/06 (iii) (vii) ...   $(0.35)      $16.52        3.9%       $112,806       1.37%          (0.38)%       66.86%
Year ended 10/31/05 ....................    (0.70)       16.24       28.3          50,581       1.50(v)        (0.77)       127.78
Year ended 10/31/04 ....................    (0.23)       13.29       13.7          15,106       1.55(iv)       (1.04)       202.79
Year ended 10/31/03 ....................       --        11.91       28.2           8,594       2.36           (1.80)       246.96
From 5/1/02 (commencement of
  operations) to 10/31/2002 (iii) ......       --         9.29       (7.1)            712       2.15           (1.43)       135.82

CLASS B
Six Months ended 4/30/06 (iii) (vii) ...   $(0.35)      $16.03        3.5%       $ 21,239       2.11%          (1.12)%       66.86%
Year ended 10/31/05 ....................    (0.70)       15.83       27.5          16,244       2.25(viii)     (1.52)       127.78
Year ended 10/31/04 ....................    (0.23)       13.05       12.9           7,939       2.29(iv)       (1.78)       202.79
Year ended 10/31/03 ....................       --        11.78       27.2           3,620       3.22           (2.63)       246.96
From 5/1/02 (commencement of
  operations) to 10/31/2002 (iii) ......       --         9.26       (7.4)            325       2.91           (2.18)       135.82

CLASS C
Six Months ended 4/30/06 (iii) (vii) ...   $(0.35)      $16.02        3.5%       $ 40,604       2.12%(x)       (1.13)%       66.86%
Year ended 10/31/05 ....................    (0.70)       15.82       27.4          25,251       2.25(ix)       (1.52)       127.78
Year ended 10/31/04 ....................    (0.23)       13.05       12.9           3,740       2.29(vi)       (1.78)       202.79
Year ended 10/31/03 ....................       --        11.78       27.2           1,357       3.30           (2.69)       246.96
From 5/1/02 (commencement of
  operations) to 10/31/2002 (iii) ......       --         9.26       (7.4)            309       2.90           (2.17)       135.82

(viii) Amount has been reduced by 0.02% due to expense reimbursements.

(ix)   Amount has been reduced by 0.04% due to expense reimbursements.

(x)    Amount has been reduced by 0.01% due to expense reimbursements.

THE ALGER FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                                              Income from
                                                         Investment Operations
                                                       ------------------------
                                                                        Net
                                                                     Realized
                                                                       and
                                            Net Asset      Net      Unrealized      Total
                                             Value,    Investment      Gain         from
                                           Beginning     Income     (Loss) on    Investment
                                            of Period  (Loss) (i)   Investments  Operations
                                           ----------  ----------   -----------  ----------
ALGER SMALLCAP AND MIDCAP GROWTH FUND

CLASS A
Six Months ended 4/30/06 (iii) (xi) ...      $12.23      $(0.06)      $ 2.62       $ 2.56
Year ended 10/31/05 ...................       10.46       (0.13)        2.71         2.58
Year ended 10/31/04 ...................        9.97       (0.13)        0.62         0.49
Year ended 10/31/03 ...................        7.65       (0.09)        2.41         2.32
From 5/8/02 (commencement of
  operations) to 10/31/2002 (iii) .....       10.00       (0.01)       (2.34)       (2.35)

CLASS B
Six Months ended 4/30/06 (iii) (xi) ...      $11.92      $(0.11)      $ 2.55       $ 2.44
Year ended 10/31/05 ...................       10.27       (0.20)        2.66         2.46
Year ended 10/31/04 ...................        9.87       (0.20)        0.60         0.40
Year ended 10/31/03 ...................        7.63       (0.16)        2.40         2.24
From 5/8/02 (commencement of
  operations) to 10/31/2002 (iii) .....       10.00       (0.09)       (2.28)       (2.37)

CLASS C
Six Months ended 4/30/06 (iii) (xi) ...      $11.92      $(0.11)      $ 2.56       $ 2.45
Year ended 10/31/05 ...................       10.27       (0.20)        2.66         2.46
Year ended 10/31/04 ...................        9.86       (0.20)        0.61         0.41
Year ended 10/31/03 ...................        7.63       (0.16)        2.39         2.23
From 5/8/02 (commencement of
  operations) to 10/31/2002 (iii) .....       10.00       (0.09)       (2.28)       (2.37)

----------
(i) Amount was computed based on average shares outstanding during the period.

(ii)   Does not reflect the effect of any sales charges.

(iii)  Ratios have been annualized; total return has not been annualized.

(iv)   Amount has been reduced by 0.33% due to expense reimbursements.

(v)    Amount has been reduced by 0.17% due to expense reimbursements.

(vi)   Amount has been reduced by 0.14% due to expense reimbursements.

                       See Notes to Financial Statements.


                                                                                                  Ratios/Supplemental Data
                                                                                 ---------------------------------------------------
                                                                                                             Ratio of
                                                                                     Net      Ratio of        Net
                                                          Net                       Assets,   Expenses     Investment
                                       Distributions     Asset                     End of        to           Income
                                           from         Value,                     Period      Average      (Loss) to      Portfolio
                                       Net Realized     End of       Total         (000's       Net          Average       Turnover
                                           Gains        Period    Return (ii)     omitted)     Assets       Net Assets       Rate
                                       -------------    ------    -----------     --------   ---------      ----------     ---------
ALGER SMALLCAP AND MIDCAP GROWTH FUND

CLASS A
Six Months ended 4/30/06 (iii) (xi) ...   $(0.75)      $14.04       21.8%       $26,012      1.50%(iv)       (0.97)%       52.53%
Year ended 10/31/05 ...................    (0.81)       12.23       25.7         14,389      1.50(v)         (1.13)        80.54
Year ended 10/31/04 ...................       --        10.46        4.9         10,827      1.53(vi)        (1.21)       101.16
Year ended 10/31/03 ...................       --         9.97       30.3          9,932      1.58            (1.06)        83.67
From 5/8/02 (commencement of
  operations) to 10/31/2002 (iii) .....       --         7.65      (23.5)         7,775      1.89            (1.57)        34.09

CLASS B
Six Months ended 4/30/06 (iii) (xi) ...   $(0.75)      $13.61       21.4%       $ 5,264      2.25%(vii)      (1.72)%       52.53%
Year ended 10/31/05 ...................    (0.81)       11.92       25.0          3,262      2.25(v)         (1.88)        80.54
Year ended 10/31/04 ...................       --        10.27        4.1          2,291      2.27(vii)       (1.95)       101.16
Year ended 10/31/03 ...................       --         9.87       29.4          1,205      2.37            (1.87)        83.67
From 5/8/02 (commencement of
  operations) to 10/31/2002 (iii) .....       --         7.63      (23.7)           269      2.64            (2.32)        34.09

CLASS C
Six Months ended 4/30/06 (iii) (xi) ...   $(0.75)      $13.62       21.4%       $ 7,010      2.25%(ix)       (1.73)%       52.53%
Year ended 10/31/05 ...................    (0.81)       11.92       25.0          1,960      2.25(x)         (1.88)        80.54
Year ended 10/31/04 ...................       --        10.27        4.2          1,345      2.28(viii)      (1.95)       101.16
Year ended 10/31/03 ...................       --         9.86       29.2            969      2.38            (1.86)        83.67
From 5/8/02 (commencement of
  operations) to 10/31/2002 (iii) .....       --         7.63      (23.7)           254      2.64            (2.32)        34.09

----------
(vii)  Amount has been reduced by 0.31% due to expense reimbursements.

(viii) Amount has been reduced by 0.15% due to expense reimbursements.

(ix)   Amount has been reduced by 0.37% due to expense reimbursements.

(x)    Amount has been reduced by 0.16% due to expense reimbursements.

(xi)   Unaudited.

THE ALGER FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                                           Income from
                                                      Investment Operations
                                                   ---------------------------
                                                                       Net
                                                                    Realized
                                                                      and
                                     Net Asset                     Unrealized      Total
                                      Value,            Net           Gain         from
                                    Beginning       Investment     (Loss) on    Investment
                                     of Period     Income (Loss)   Investments  Operations
                                     ---------     -------------   -----------  ----------
ALGER TECHNOLOGY FUND

CLASS A
From 3/1/06 (commencement of
  operations) to 4/30/06 (i) .....     $10.00       $ (0.02)(ii)    $(0.03)     $ (0.05)

CLASS B
From 3/1/06 (commencement of
  operations) to 4/30/06 (i) .....     $10.00       $ (0.03)(ii)    $(0.03)     $ (0.06)

CLASS C
From 3/1/06 (commencement of
  operations) to 4/30/06 (i) .....     $10.00       $ (0.03)(ii)    $(0.03)     $ (0.06)

ALGER CORE FIXED-INCOME FUND

CLASS A
From 3/1/06 (commencement of
  operations) to 4/30/06 (i) .....     $10.00       $  0.06(ii)     $(0.10)     $ (0.04)

CLASS B
From 3/1/06 (commencement of
  operations) to 4/30/06 (i) .....     $10.00       $  0.05(ii)     $(0.10)     $ (0.05)

CLASS C
From 3/1/06 (commencement of
  operations) to 4/30/06 (i) .....     $10.00       $  0.05(ii)     $(0.10)     $ (0.05)

ALGER MONEY MARKET FUND
Six Months ended 4/30/06 (i) .....     $ 1.00       $0.0166         $   --      $0.0166
Year ended 10/31/05 ..............       1.00        0.0188             --       0.0188
Year ended 10/31/04 ..............       1.00        0.0039             --       0.0039
Year ended 10/31/03 ..............       1.00        0.0033             --       0.0033
Year ended 10/31/02 ..............       1.00        0.0097             --       0.0097
Year ended 10/31/01 ..............       1.00        0.0387             --       0.0387

----------
(i) Unaudited. Ratios have been annualized; total return has not been annualized.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii) Amount has been reduced by 2.43% due to expense reimbursements.

(iv)  Amount has been reduced by 2.45% due to expense reimbursements.

(v)   Amount has been reduced by 2.44% due to expense reimbursements.

(vi)  Amount has been reduced by 2.68% due to expense reimbursements.


                       See Notes to Financial Statements.


                                                                                         Ratios/Supplemental Data
                                                                           -------------------------------------------------
                                                                                                      Ratio of
                                                                             Net       Ratio of          Net
                                                     Net                    Assets,    Expenses      Investment
                                       Dividends     Asset                  End of        to           Income
                                       from Net     Value,                  Period      Average          to        Portfolio
                                      Investment    End of      Total       (000's       Net          Average      Turnover
                                        Income      Period     Return      Omitted)     Assets       Net Assets      Rate
                                      ----------    ------     ------      --------    --------      ----------    ---------
ALGER TECHNOLOGY FUND

CLASS A
From 3/1/06 (commencement of
  operations) to 4/30/06 (i) .....    $     --      $ 9.95     (0.50)%     $  4,918    1.75%(iii)     (1.25)%      86.10%

CLASS B
From 3/1/06 (commencement of
  operations) to 4/30/06 (i) .....    $     --      $ 9.94     (0.60)%     $    102    2.50%(iv)      (2.00)%      86.10%

CLASS C
From 3/1/06 (commencement of
  operations) to 4/30/06 (i) .....    $     --      $ 9.94     (0.60)%     $     99    2.50%(v)       (1.99)%      86.10%

ALGER CORE FIXED-INCOME FUND

CLASS A
From 3/1/06 (commencement of
  operations) to 4/30/06 (i) .....    $  (0.06)     $ 9.90     (0.41)%     $  4,981    1.00%(vi)       3.81%      187.41%

CLASS B
From 3/1/06 (commencement of
  operations) to 4/30/06 (i) .....    $  (0.05)     $ 9.90     (0.53)%     $    100    1.75%(vi)       3.06%      187.41%

CLASS C
From 3/1/06 (commencement of
  operations) to 4/30/06 (i) .....    $  (0.05)     $ 9.90     (0.53)%     $     99    1.75%(vi)       3.06%      187.41%

ALGER MONEY MARKET FUND
Six Months ended 4/30/06 (i) .....    $(0.0166)     $ 1.00       1.7%      $ 54,718    0.94%           3.35%          --%
Year ended 10/31/05 ..............     (0.0188)       1.00       1.9         61,570    0.90            1.84           --
Year ended 10/31/04 ..............     (0.0039)       1.00       0.4         80,528    0.77            0.37           --
Year ended 10/31/03 ..............     (0.0033)       1.00       0.3        115,935    0.82            0.34           --
Year ended 10/31/02 ..............     (0.0097)       1.00       1.0        330,213    0.79            0.99           --
Year ended 10/31/01 ..............     (0.0387)       1.00       3.9        402,515    0.71            3.88           --

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 -- GENERAL:

      The Alger Funds (the "Trust") is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in ten funds--LargeCap Growth Fund, SmallCap Growth Fund, Balanced Fund, MidCap Growth Fund, Capital Appreciation Fund, Health Sciences Fund, SmallCap and MidCap Growth Fund, Technology Fund, Core Fixed-Income Fund and Money Market Fund (collectively, the "Funds" or individually, each a "Fund"). The LargeCap Growth Fund, SmallCap Growth Fund, MidCap Growth Fund, Capital Appreciation Fund, Health Sciences Fund, SmallCap and MidCap Growth Fund and Technology Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Balanced Fund's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. The Core Fixed-Income Fund's investment objective is current income consistent with the preservation of capital value, which it seeks by investing in fixed-income securities. The Money Market Fund's investment objective is high current income which it seeks to achieve by investing in short-term instruments.

      Each Fund, other than the Money Market Fund, offers Class A, Class B and Class C shares. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Each class has identical rights to assets and earnings except that only Class B and Class C shares have plans of distribution and bear the related expenses.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES:

(a) INVESTMENT VALUATION: Investments of the Funds, other than the Money Market Fund, are valued on each day the NewYork Stock Exchange (the "NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed securities for which such information is readily available are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Securities listed on foreign exchanges are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price. Securities included within the Nasdaq market shall be valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there is no NOCP issued, at the last sale price on such day. Securities included within the Nasdaq market for which there is no NOCP and no last sale price on the day of valuation shall be valued at the mean between the last bid and asked prices on such day.

      Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

      Securities in which the Funds invest may be traded in markets that close before the close of the NYSE. Normally, developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) will not be reflected in the Funds' net asset values. However, if it be determined that such developments are so significant that they will materially affect the value of the Funds' securities, the Funds may adjust the previous closing prices to reflect what the investment manager, under the direction of the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

      The investments of the Money Market Fund, and short-term securities held by the other Funds having a remaining maturity of sixty days or less, are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

(b) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

(c) FOREIGN CURRENCY TRANSLATIONS--The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the Statements of Operations.

(c) REPURCHASE AGREEMENTS: The Funds enter into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities, which are either received and held in physical possession by the custodian or received by such custodian in book-entry form through the Federal Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Fund. Additional collateral is obtained when necessary.

(d) OPTION CONTRACTS: When a Fund writes an option, an amount equal to the premium

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may also purchase put and call options. Purchasing call and put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement ofAssets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

(e) LENDING OF FUND SECURITIES: The Funds may lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Fund's total assets, as defined. The Funds earn fees on the securities loaned. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any required additional collateral is delivered to the Funds on the next business day. As of April 30, 2006, there were no securities on loan.

(f) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded on the ex-dividend date.

      The Money Market Fund declares dividends daily from net investment income; the Core Fixed-Income Fund declares dividends monthly from net investment income; such dividends are paid monthly. The dividends from net investment income of the other Funds are declared and paid annually.

      With respect to all Funds, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

      Each class is treated separately in determining the amounts of dividends of net investment income payable to holders of its shares.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

      The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses and premium/discount of debt securities. The reclassifications had no impact on the net asset values of the Funds and are designed to present the Funds' capital accounts on a tax basis.

(g) FEDERAL INCOME TAXES: It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Provided a Fund maintains such compliance, no federal income tax provision is required. Each Fund is treated as a separate entity for the purpose of determining such compliance.

(h) ALLOCATION METHODS: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Fund, other than the Money Market Fund, are allocated among the Fund's classes based on relative net assets, with the exception of distribution fees, which are only applicable to Class B and Class C shares.

(i) INDEMNIFICATION: The Trust enters into contracts that contain a variety of indemnification provisions. The Trust's maximum exposure under these arrangements is unknown. The Trust does not anticipate recognizing any loss related to these arrangements.

(j) OTHER: These financial statements have been prepared in accordance with U.S. generally accepted accounting principles, which require using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3 -- INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Fund, pursuant to the provisions of its Investment Management Agreement with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and are computed based on the value of the average daily net assets of each Fund at the following annual rates:

LargeCap Growth Fund ..............................  .750%
SmallCap Growth Fund ..............................  .850
Balanced Fund .....................................  .750
MidCap Growth Fund ................................  .800
Capital Appreciation Fund .........................  .850
Health Sciences Fund ..............................  .850

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

SmallCap and MidCap Growth Fund ...................  .850%
Technology Fund ...................................  .850
Core Fixed-Income Fund ............................  .375
Money Market Fund .................................  .500

      Alger Management has established an expense cap for the Health Sciences Fund and the SmallCap and MidCap Growth Fund effective March 1, 2004, and for the Technology Fund and the Core Fixed-Income Fund effective March 1, 2006. Alger Management will reimburse these Funds if annualized operating expenses exceed 1.50% of average daily net assets for Class A shares and 2.25% of average daily net assets for Class B and Class C shares, for the Health Sciences Fund and the SmallCap and MidCap Growth Fund; 1.75% of average daily net assets for Class A and 2.50% of average daily net assets for Class B and Class C shares for the Technology Fund; and 1.00% of average daily net assets for Class A and 1.75% of average daily net assets for Class B and Class C for the Core Fixed-Income Fund. For the period ended April 30, 2006, Alger Management reimbursed the Health Sciences Fund, SmallCap and MidCap Growth Fund, Technology Fund and the Core Fixed-Income Fund, $3,728, $45,351, $19,907 and $22,135, respectively. Alger Management has contractually agreed to extend each expense cap through February 28, 2007.

(b) DISTRIBUTION FEES: CLASS B SHARES--The Trust has adopted an Amended and Restated Plan of Distribution pursuant to which Class B shares of each Fund, other than the Money Market Fund, reimburse Fred Alger & Company, Incorporated, the Fund's distributor (the "Distributor" or "Alger Inc.") and an affiliate of Alger Management, for costs and expenses incurred by the Distributor in connection with advertising, marketing and selling the Class B shares. The distribution fee is not to exceed an annual rate of .75% of the respective average daily net assets of the Class B shares of the designated Funds. If in any month, the costs incurred by the Distributor relating to the Class B shares are in excess of the distribution fees charged to the Class B shares of the
Funds, the excess may be carried forward, with interest, and sought to be reimbursed in future periods. As of April 30, 2006, such excess carried forward was approximately $16,890,739, $13,306,848, $4,387,303, $10,556,389,
$20,363,666,  $253,260,  $74,599,  $0 and $0. for Class B shares of the LargeCap
Growth Fund, the SmallCap Growth Fund, the Balanced Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Health Sciences Fund, the SmallCap and MidCap Growth Fund, the Technology Fund and the Core Fixed-Income Fund, respectively. Contingent deferred sales charges imposed on redemptions of Class B shares will reduce the amount of distribution expenses for which reimbursement may be sought. See Note 3(c) below.

CLASS C SHARES--The Trust has adopted a Distribution Plan pursuant to which Class C shares of each Fund, other than the Money Market Fund, pay the Distributor a fee at the annual rate of .75% of the respective average daily net assets of the Class C shares of the designated Funds to compensate the Distributor for its activities and expenses incurred in distributing the Class C shares. The fees charged may be more or less than the expenses incurred by the Distributor.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

(c) SALES CHARGES: Purchases and sales of shares of the Funds, other than the Money Market Fund, may be subject to initial sales charges or contingent deferred sales charges. For the period ended April 30, 2006, the initial sales charges and contingent deferred sales charges retained by the Distributor were approximately $19,974 and $764,408, respectively. The contingent deferred sales charges are used by the Distributor to offset distribution expenses previously incurred. Sales charges do not represent expenses of the Trust.

(d) BROKERAGE COMMISSIONS: During the period ended April 30, 2006, the LargeCap Growth Fund, the SmallCap Growth Fund, the Balanced Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Health Sciences Fund, the SmallCap and MidCap Growth Fund and the Technology Fund paid the Distributor commissions of $734,733, $126,722, $165,105, $750,399, $378,728, $141,165, $18,521 and $3,045,
respectively,  in  connection  with  securities  transactions.

(e) SHAREHOLDER ADMINISTRATIVE FEES AND EXPENSES: The Trust has entered into a shareholder administrative services agreement with Alger Shareholder Services, Inc. ("Alger Services") to compensate Alger Services on a per account basis for its liaison and administrative oversight of Boston Financial Data Services, Inc., the transfer agent for the Funds ("BFDS") and other related services. During the period ended April 30, 2006, the LargeCap Growth Fund, the SmallCap Growth Fund, the Balanced Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Health Sciences Fund, the SmallCap and MidCap Growth Fund, the Technology Fund, the Core Fixed-Income Fund and the Money Market Fund incurred fees of $79,152, $45,570, $22,956, $78,000, $102,525, $13,780, $2,835, $5, $3
and $12,778, respectively, for these services provided by Alger Services. In addition, during the period ended April 30, 2006, the LargeCap Growth Fund, the SmallCap Growth Fund, the Balanced Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Health Sciences Fund, the SmallCap and MidCap Growth Fund, the Technology Fund, the Core Fixed-Income Fund and the Money Market Fund reimbursed Alger Services $61,259, $28,165, $20,936, $76,176, $60,756, $9,271,
$2,265, $0, $0 and $9,054, respectively, for shareholder administrative related expenses paid by Alger Services on behalf of the Funds.

(f) SHAREHOLDER SERVICING FEES: The Trust has entered into a shareholder servicing agreement with the Distributor whereby the Distributor provides each Fund, other than the Money Market Fund, with ongoing servicing of shareholder accounts. As compensation for such services, each designated Fund pays the Distributor a monthly fee at an annual rate equal to .25% of each Fund's average daily net assets.

(g) OTHER TRANSACTIONS WITH AFFILIATES: Certain trustees and officers of the Trust are directors and officers of Alger Management, the Distributor and Alger Services. At April 30, 2006,Alger Management and its affiliates owned 622,332 shares, 886,535 shares, 500,000 shares and 502,969 shares of the Health Sciences Fund, the SmallCap and MidCap Growth Fund, the Technology Fund and the Core Fixed-Income Fund, respectively.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 4 -- SECURITIES TRANSACTIONS:

The following summarizes the securities transactions by the Trust, other than short-term securities, for the period ended April 30, 2006:

                                                    PURCHASES          SALES
                                                  ------------     ------------
LargeCap Growth Fund .........................    $675,608,633     $687,679,287
SmallCap Growth Fund .........................     135,852,285       99,234,151
Balanced Fund ................................     196,493,959      212,069,771
MidCap Growth Fund ...........................     755,867,483      787,460,535
Capital Appreciation Fund ....................     364,062,376      386,689,894
Health Sciences Fund .........................     178,384,915       92,391,341
SmallCap and MidCap Growth Fund ..............      25,816,688       13,974,549
Technology Fund ..............................       6,158,573        1,211,044
Core Fixed-Income Fund .......................       7,710,744        2,651,457

As of April 30, 2006, the Alger LargeCap Growth Fund and the Alger MidCap Growth Fund had portfolio securities valued at $3,271,904 and $21,819,875, respectively, segregated as collateral for written options. Written call and put option activity for the six months ended April 30, 2006, was as follows:

                                                   NUMBER OF         PREMIUMS
                                                   CONTRACTS         RECEIVED
                                                  ------------     ------------
Alger LargeCap Growth Fund
  Options outstanding at
    October 31, 2005 .........................           2,754     $    573,703
  Options written ............................           4,012          574,086
  Options closed or expired ..................          (4,319)        (692,508)
  Options exercised ..........................            (325)         (49,398)
                                                  ------------     ------------
  OPTIONS OUTSTANDING AT
    APRIL 30, 2006 ...........................           2,122     $    405,883
                                                  ============     ============
Alger MidCap Growth Fund
  Options outstanding at
    October 31, 2005 .........................          20,120     $  3,748,292
  Options written ............................          16,110        1,993,304
  Options closed or expired ..................         (26,008)      (4,399,331)
  Options exercised ..........................          (1,022)        (157,227)
                                                  ------------     ------------
  Options outstanding at
    April 30, 2006 ...........................           9,200     $  1,185,038
                                                  ============     ============

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 5 -- LINES OF CREDIT:

      The Trust participates in committed lines of credit with other Mutual Funds managed by Alger Management. All borrowings have variable interest rates and are payable on demand.

      With the exception of the Capital Appreciation Fund and the Technology Fund, the Trust borrows under such lines of credit exclusively for temporary or emergency purposes. The Capital Appreciation Fund and the Technology Fund, may each borrow under these lines up to 1/3 of the value of their assets, to purchase additional securities. To the extent the Capital Appreciation Fund or the Technology Fund borrow under these lines, they must pledge securities with a total value of at least twice the amount borrowed. For the six months ended April 30, 2006, the Trust had the following borrowings:

                                                    AVERAGE     WEIGHTED AVERAGE
                                                   BORROWING      INTEREST RATE
                                                  ------------  ----------------
LargeCap Growth Fund .........................      $200,738          5.05%
Balanced Fund ................................       109,508          4.86
MidCap Growth Fund ...........................       956,481          4.86
Capital Appreciation Fund ....................       803,304          5.06

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 6 -- SHARE CAPITAL:

      The Trust has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into ten series. Each series, other than the Money Market Fund, is divided into three separate classes. The transactions of shares of beneficial interest were as follows:

                                           FOR THE PERIOD ENDED                FOR THE YEAR ENDED
                                              APRIL 30, 2006                    OCTOBER 31, 2005
                                          SHARES           AMOUNT           SHARES           AMOUNT
                                       ------------     ------------     ------------     ------------
Alger LargeCap Growth Fund
 Class A:
  Shares sold .....................       2,006,373     $ 22,318,868        2,324,619     $ 22,925,032
  Shares converted from Class B ...         694,483        7,698,156        1,361,971       13,427,631
  Shares redeemed .................      (1,833,207)     (20,383,007)      (7,105,754)     (68,977,578)
                                       ------------     ------------     ------------     ------------
  Net increase (decrease) .........         867,649     $  9,634,017       (3,419,164)    $(32,624,915)
                                       ============     ============     ============     ============
 Class B:
  Shares sold .....................       1,046,679     $ 10,706,873        2,285,190     $ 20,756,134
  Shares converted to Class A .....        (751,861)      (7,698,156)      (1,466,535)     (13,427,631)
  Shares redeemed .................      (2,800,129)     (28,809,749)      (7,106,248)     (64,900,208)
                                       ------------     ------------     ------------     ------------
  Net decrease ....................      (2,505,311)    $(25,801,032)      (6,287,593)    $(57,571,705)
                                       ============     ============     ============     ============
 Class C:
  Shares sold .....................         502,771     $  5,173,610          562,997     $  5,142,979
  Shares redeemed .................        (413,609)      (4,255,442)      (1,478,761)     (13,418,208)
                                       ------------     ------------     ------------     ------------
  Net increase (decrease) .........          89,162     $    918,168         (915,764)    $ (8,275,229)
                                       ============     ============     ============     ============
Alger SmallCap Growth Fund
 Class A:
  Shares sold .....................       9,311,056     $ 53,844,251        2,412,214     $ 12,193,513
  Shares converted from Class B ...       1,066,332        6,096,182        2,928,153       13,680,093
  Shares redeemed .................      (2,535,227)     (14,952,468)      (3,995,808)     (18,979,042)
                                       ------------     ------------     ------------     ------------
  Net increase ....................       7,842,161     $ 44,987,965        1,344,559     $  6,894,564
                                       ============     ============     ============     ============
 Class B:
  Shares sold .....................         780,010     $  4,191,645        1,446,314     $  6,355,365
  Shares converted to Class A .....      (1,158,976)      (6,096,182)      (3,124,262)     (13,680,093)
  Shares redeemed .................      (1,159,385)      (6,177,685)      (3,631,233)     (15,856,746)
                                       ------------     ------------     ------------     ------------
  Net decrease ....................      (1,538,351)    $ (8,082,222)      (5,309,181)    $(23,181,474)
                                       ============     ============     ============     ============
 Class C:
  Shares sold .....................       1,126,525     $  6,138,681          236,479     $  1,073,190
  Shares redeemed .................        (132,195)        (711,213)        (376,634)      (1,637,419)
                                       ------------     ------------     ------------     ------------
  Net increase (decrease) .........         994,330     $  5,427,468         (140,155)    $   (564,229)
                                       ============     ============     ============     ============

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                           FOR THE PERIOD ENDED               FOR THE YEAR ENDED
                                              APRIL 30, 2006                   OCTOBER 31, 2005
                                          SHARES           AMOUNT           SHARES           AMOUNT
                                       ------------     ------------     ------------     ------------
Alger Balanced Fund
 Class A:
  Shares sold .....................         159,608     $  3,369,823          490,076     $  9,565,181
  Shares converted from Class B ...          28,066          586,015           87,013        1,698,164
  Dividends reinvested ............          24,300          506,652           21,332          411,710
  Shares redeemed .................        (608,501)     (12,773,103)      (1,659,398)     (32,409,362)
                                       ------------     ------------     ------------     ------------
  Net decrease ....................        (396,527)    $ (8,310,613)      (1,060,977)    $(20,734,307)
                                       ============     ============     ============     ============
 Class B:
  Shares sold .....................         129,948     $  2,665,565          253,609     $  4,821,665
  Dividends reinvested ............           8,911          182,673           11,126          211,063
  Shares converted to Class A .....         (28,636)        (586,015)         (88,824)      (1,698,164)
  Shares redeemed .................        (568,740)     (11,701,302)      (2,111,540)     (40,172,190)
                                       ------------     ------------     ------------     ------------
  Net decrease ....................        (458,517)    $ (9,439,079)      (1,935,629)    $(36,837,626)
                                       ============     ============     ============     ============
 Class C:
  Shares sold .....................          64,049     $  1,323,103           62,755     $  1,215,149
  Dividends reinvested ............           2,969           61,125            3,453           65,822
  Shares redeemed .................        (130,342)      (2,687,740)        (702,031)     (13,370,597)
                                       ------------     ------------     ------------     ------------
  Net decrease ....................         (63,324)    $ (1,303,512)        (635,823)    $(12,089,626)
                                       ============     ============     ============     ============
Alger MidCap Growth Fund
 Class A:
  Shares sold .....................       5,833,721     $ 53,429,620        7,892,150     $ 68,849,847
  Dividends Reinvested ............       3,627,043       31,156,299               --               --
  Shares converted from Class B ...         941,646        8,690,870        2,330,615       20,431,026
  Shares redeemed .................      (6,943,720)     (63,263,526)     (10,385,586)     (90,676,209)
                                       ------------     ------------     ------------     ------------
  Net increase (decrease) .........       3,458,690     $ 30,013,263         (162,821)    $ (1,395,336)
                                       ============     ============     ============     ============
 Class B:
  Shares sold .....................       2,375,804     $ 19,567,065        3,963,737     $ 31,948,237
  Dividends Reinvested ............       3,521,745       27,575,261               --               --
  Shares converted to Class A .....      (1,030,443)      (8,690,870)      (2,519,535)     (20,431,026)
  Shares redeemed .................      (4,634,834)     (38,522,348)      (8,283,623)     (66,967,057)
                                       ------------     ------------     ------------     ------------
  Net increase (decrease) .........         232,272     $    (70,892)      (6,839,421)    $(55,449,846)
                                       ============     ============     ============     ============
 Class C:
  Shares sold .....................       1,418,482     $ 11,636,873        1,657,418     $ 13,478,329
  Dividends Reinvested ............       1,042,599        8,142,699               --               --
  Shares redeemed .................      (1,325,463)     (10,883,666)      (2,645,778)     (21,251,185)
                                       ------------     ------------     ------------     ------------
  Net increase (decrease) .........       1,135,618     $  8,895,906         (988,360)    $ (7,772,856)
                                       ============     ============     ============     ============

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                           FOR THE PERIOD ENDED               FOR THE YEAR ENDED
                                              APRIL 30, 2006                   OCTOBER 31, 2005
                                          SHARES           AMOUNT           SHARES           AMOUNT
                                       ------------     ------------     ------------     ------------
Alger Capital Appreciation Fund
 Class A:
  Shares sold .....................       1,186,203     $ 11,924,716        2,234,005     $ 19,314,402
  Shares converted from Class B ...         579,473        5,783,148        1,634,174       13,915,183
  Shares redeemed .................      (1,511,675)     (15,448,653)      (5,700,896)     (48,220,944)
                                       ------------     ------------     ------------     ------------
  Net increase (decrease) .........         254,001     $  2,259,211       (1,832,717)    $(14,991,359)
                                       ============     ============     ============     ============
 Class B:
  Shares sold .....................         404,641     $  3,834,004        1,041,065     $  8,250,166
  Shares converted to Class A .....        (623,657)      (5,783,148)      (1,749,940)     (13,915,183)
  Shares redeemed .................      (2,299,947)     (21,617,947)      (8,542,286)     (67,692,076)
                                       ------------     ------------     ------------     ------------
  Net decrease ....................      (2,518,963)    $(23,567,091)      (9,251,161)    $(73,357,093)
                                       ============     ============     ============     ============
 Class C:
  Shares sold .....................         168,379     $  1,601,313          242,476     $  1,939,799
  Shares redeemed .................        (428,066)      (4,022,431)      (2,095,745)     (16,510,970)
                                       ------------     ------------     ------------     ------------
  Net decrease ....................        (259,687)    $ (2,421,118)      (1,853,269)    $(14,571,171)
                                       ============     ============     ============     ============
Alger Health Sciences Fund
 Class A:
  Shares sold .....................       4,163,540     $ 70,194,622        2,148,646     $ 33,257,004
  Shares converted from Class B ...          11,041          186,948           24,886          370,287
  Dividends reinvested ............          93,237        1,539,352           46,853          657,351
  Shares redeemed .................        (551,596)      (9,293,727)        (243,126)      (3,716,151)
                                       ------------     ------------     ------------     ------------
  Net increase ....................       3,716,222     $ 62,627,195        1,977,259     $ 30,568,491
                                       ============     ============     ============     ============
 Class B:
  Shares sold .....................         374,935     $  6,177,092          544,014     $  8,166,377
  Dividends reinvested ............          14,641          235,133           18,064          248,555
  Shares converted to Class A .....         (11,352)        (186,948)         (25,440)        (370,287)
  Shares redeemed .................         (79,173)      (1,297,794)        (118,760)      (1,768,601)
                                       ------------     ------------     ------------     ------------
  Net increase ....................         299,051     $  4,927,483          417,878     $  6,276,044
                                       ============     ============     ============     ============
 Class C:
  Shares sold .....................       1,020,131     $ 16,829,697        1,376,587     $ 21,208,881
  Dividends reinvested ............          25,825          414,753           11,371          156,462
  Shares redeemed .................        (107,622)      (1,758,150)         (78,811)      (1,170,187)
                                       ------------     ------------     ------------     ------------
  Net increase ....................         938,334     $ 15,486,300        1,309,147     $ 20,195,156
                                       ============     ============     ============     ============
Alger SmallCap and MidCap
Growth Fund
 Class A:
  Shares sold .....................         720,690     $  9,506,864          173,667     $  1,977,626
  Shares converted from Class B ...           4,704           62,083           11,604          129,423
  Dividends reinvested ............          48,077          587,989           42,535          457,679
  Shares redeemed .................         (97,377)      (1,309,837)         (85,976)        (963,466)
                                       ------------     ------------     ------------     ------------
  Net increase ....................         676,094     $  8,847,097          141,830     $  1,601,262
                                       ============     ============     ============     ============
 Class B:
  Shares sold .....................         118,924     $  1,528,817           98,482     $  1,091,860
  Dividends reinvested ............          17,794          211,565           16,197          171,044
  Shares converted to Class A .....          (4,840)         (62,083)         (11,858)        (129,423)
  Shares redeemed .................         (18,909)        (238,004)         (52,174)        (576,738)
                                       ------------     ------------     ------------     ------------
  Net increase ....................         112,969     $  1,440,295           50,647     $    556,743
                                       ============     ============     ============     ============

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                           FOR THE PERIOD ENDED               FOR THE YEAR ENDED
                                              APRIL 30, 2006                   OCTOBER 31, 2005
                                          SHARES           AMOUNT           SHARES           AMOUNT
                                       ------------     ------------     ------------     ------------
Alger SmallCap and MidCap
Growth Fund
 Class C:
  Shares sold .....................         354,885     $  4,555,309           44,485     $    500,079
  Dividends reinvested ............          12,118          144,205            8,606           90,884
  Shares redeemed .................         (16,585)        (215,453)         (19,684)        (216,131)
                                       ------------     ------------     ------------     ------------
  Net increase ....................         350,418     $  4,484,061           33,407     $    374,832
                                       ============     ============     ============     ============
Alger Technology Fund**
 Class A:
  Shares sold .....................         494,084     $  4,940,628               --     $         --
  Shares redeemed .................             (33)            (327)              --               --
                                       ------------     ------------     ------------     ------------
  Net increase ....................         494,051        4,940,301               --     $         --
                                       ============     ============     ============     ============
 Class B:
  Shares sold .....................          10,381     $    103,806               --     $         --
  Shares redeemed .................             (79)            (791)              --               --
                                       ------------     ------------     ------------     ------------
  Net increase ....................          10,302     $    103,015               --     $         --
                                       ============     ============     ============     ============
 Class C:
  Shares sold .....................          10,000     $    100,000               --     $         --
                                       ============     ============     ============     ============
Alger Core Fixed-Income Fund**
 Class A:
  Shares sold .....................         500,000     $  5,000,000               --     $         --
  Dividends reinvested ............           2,993           29,692               --               --
  Shares redeemed .................             (59)            (586)              --               --
                                       ------------     ------------     ------------     ------------
  Net increase ....................         502,934     $  5,029,106               --     $         --
                                       ============     ============     ============     ============
 Class B:
  Shares sold .....................          10,000     $    100,000               --     $         --
  Dividends reinvested ............              48              475               --               --
                                       ------------     ------------     ------------     ------------
  Net increase ....................          10,048     $    100,475               --     $         --
                                       ============     ============     ============     ============
 Class C:
  Shares sold .....................          10,000     $    100,000               --     $         --
  Dividends reinvested ............              48              475               --               --
                                       ------------     ------------     ------------     ------------
  Net increase ....................          10,048     $    100,475               --     $         --
                                       ============     ============     ============     ============
Alger Money Market Fund
  Shares sold .....................      13,249,187     $ 13,276,187+      35,368,581     $ 35,443,581*
  Dividends reinvested ............         919,940          919,940        1,210,005        1,210,005
  Shares redeemed .................     (21,048,575)     (21,048,575)     (55,611,776)     (55,611,776)
                                       ------------     ------------     ------------     ------------
  Net decrease ....................      (6,879,448)    $ (6,852,448)     (19,033,190)    $(18,958,190)
                                       ============     ============     ============     ============

----------
   * Dollar amount of shares sold includes a reimbursement by Alger Management of $75,000 for losses on portfolio investments incurred in previous fiscal years.

   + Dollar amount of shares sold includes a reimbursement by Alger Management of $27,000 for losses on portfolio investments incurred in previous fiscal years.

   ** Intitally offered March 1, 2006

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 7 -- TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS:

      The tax character of distributions paid during the six months ended April 30, 2006 and the year ended October 31, 2005 were as follows:

                                              SIX MONTHS ENDED     YEAR ENDED
                                               APRIL 30, 2006   OCTOBER 31, 2005
                                             ------------------ ----------------
LargeCap Growth Fund
Distributions paid from:
  Ordinary Income ..........................              --              --
  Long-term capital gain ...................              --              --
                                                ------------    ------------
  Total distributions paid .................              --              --
                                                ============    ============
SmallCap Growth Fund
Distributions paid from:
  Ordinary Income ..........................              --              --
  Long-term capital gain ...................              --              --
                                                                ------------
  Total distributions paid .................              --              --
                                                ============    ============
Balanced Fund
Distributions paid from:
  Ordinary Income ..........................    $    808,232    $  1,122,926
  Long-term capital gain ...................              --              --
                                                ------------    ------------
  Total distributions paid .................    $    808,232    $  1,122,926
                                                ============    ============
MidCap Growth Fund
Distributions paid from:
  Ordinary Income ..........................      49,398,077              --
  Long-term capital gain ...................      24,194,224              --
                                                ------------    ------------
  Total distributions paid .................      73,592,301              --
                                                ============    ============
Capital Appreciation Fund
Distributions paid from:
  Ordinary Income ..........................              --              --
  Long-term capital gain ...................              --              --
                                                ------------    ------------
  Total distributions paid .................              --              --
                                                                ------------
                                                ------------    ------------
Health Sciences Fund
Distributions paid from:
  Ordinary Income ..........................    $  1,970,103    $  1,114,739
  Long-term capital gain ...................         967,799         345,088
                                                ------------    ------------
  Total distributions paid .................    $  2,937,902    $  1,459,827
                                                ============    ============
SmallCap and MidCap Growth Fund
Distributions paid from:
  Ordinary Income ..........................    $    391,354    $    167,312
  Long-term capital gain ...................         959,496         998,103
                                                ------------    ------------
  Total distributions paid .................    $  1,350,850    $  1,165,415
                                                ============    ============
Core Fixed-Income Fund*
Distributions paid from:
  Ordinary Income ..........................    $     30,642    $         --
  Long-term capital gain ...................              --              --
                                                ------------    ------------
  Total distributions paid .................    $     30,642    $         --
                                                ============    ============
Money Market Fund
Distributions paid from:
  Ordinary Income ..........................    $    949,060    $  1,249,958
  Long-term capital gain ...................              --              --
                                                ------------    ------------
  Total distributions paid .................    $    949,060    $  1,249,958
                                                ============    ============

   *  Commenced operations March 1, 2006.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

      As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

LargeCap Growth Fund
  Undistributed ordinary income ..................................            --
  Undistributed long-term gain ...................................            --
  Unrealized appreciation ........................................   $24,756,405

SmallCap Growth Fund
  Undistributed ordinary income ..................................            --
  Undistributed long-term gain ...................................            --
  Unrealized appreciation ........................................   $23,974,259

Balanced Fund
  Undistributed ordinary income ..................................   $   647,347
  Undistributed long-term gain ...................................            --
  Unrealized appreciation ........................................     6,364,715

MidCap Growth Fund
  Undistributed ordinary income ..................................   $49,391,586
  Undistributed long-term gain ...................................    24,188,128
  Unrealized appreciation ........................................    33,542,074

Capital Appreciation Fund
  Undistributed ordinary income ..................................            --
  Undistributed long-term gain ...................................            --
  Unrealized appreciation ........................................   $42,003,644

Health Sciences Fund
  Undistributed ordinary income ..................................   $ 1,969,329
  Undistributed long-term gain ...................................       967,519
  Unrealized appreciation ........................................     7,740,872

SmallCap and MidCap Growth Fund
  Undistributed ordinary income ..................................   $   391,183
  Undistributed long-term gain ...................................       959,460
  Unrealized appreciation ........................................     4,273,912

Money Market Fund
  Undistributed ordinary income ..................................            --
  Undistributed long-term gain ...................................            --
  Unrealized appreciation ........................................            --

      The difference between book basis and tax basis unrealized appreciation is determined annually and is attributable primarily to the tax deferral of losses on wash sales. Tax basis unrealized appreciation as of April 30, 2006, does not reflect any potential tax adjustments subsequent to October 31, 2005.

      At October 31, 2005, the Funds, for federal income tax purposes, had capital loss carryforwards which expire as set forth in the table below. These amounts may be applied against future net realized gains until the earlier of their utilization or expiration.

                                                       EXPIRATION DATE
                                 -------------------------------------------------------
                                     2009            2010            2011         2012         TOTAL
                                 ------------    ------------    -----------    --------    ------------
LargeCap Growth Fund ........    $ 38,166,509    $165,962,647    $21,526,122          --    $225,655,278
SmallCap Growth Fund ........    $ 79,071,807    $ 30,152,501             --          --    $109,224,308
Balanced Fund ...............              --    $ 28,940,251    $ 2,892,067          --    $ 31,832,318
Capital Appreciation Fund ...    $334,408,610    $204,820,909             --          --    $539,229,519
Money Market Fund ...........    $    216,474              --                       $640    $    217,114

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 8 -- LITIGATION:

      Alger Management has responded to inquiries, document requests and/or subpoenas from regulatory authorities, including the United States Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General, the Attorney General of New Jersey, and the West Virginia Securities Commissioner, in connection with their investigations of practices in the mutual fund industry identified as "market timing" and "late trading."

      On December 16, 2005, Alger Management received from the staff of the SEC a "Wells Notice" which indicated that the staff intends to recommend that the Commission bring civil enforcement action for possible violations of the federal securities laws. "Wells Notices" also have been sent to certain companies affiliated with Alger Management, as well as certain present and former members of its senior management. The Wells Notices arose out of the SEC's staff ongoing investigation of market timing and late trading practices in the mutual fund industry. Alger Management and the other recipients have the opportunity to respond to the staff before the staff makes a formal recommendation. Alger Management submitted a response in January 2006.

      On June 7, 2006, Alger Management, its parent, Alger Inc., and their affiliated companies reached an agreement in principle with the staff of the New York Regional Office of the SEC and with the staff of the New York State Attorney General's office ("NYAG") resolving all issues with the SEC and the NYAG related to the allegations of mutual fund market timing and late trading that were the subject of the December 2005 Wells Notice. Alger Management and Alger Inc. are working with the staff of the SEC and the NYAG to finalize the agreement. The agreement is subject to the approval of the SEC and the NYAG. In the proposed settlement agreement, without admitting or denying liability, the firm will consent to the payment of $30 million dollars to reimburse fund shareholders; a fine of $10 million; and certain other remedial measures including a reduction in management fees of $1 million per year for five years. The entire $40 million and fee reduction will be available for the benefit of investors. Alger Management has advised the Fund that the proposed settlement payment is not expected to adversely affect the operations of the Manager, Alger Inc. or their affilates, or adversely affect their ability to continue to provide services to the Fund.

      On August 31, 2005, the West Virginia Securities Commissioner in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing concluded that Alger Management and Alger Inc. had violated the West Virginia Uniform Securities Act, and ordered Alger Management and Alger Inc. to cease and desist from further violations of the Act by engaging in the market-timing related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the Commissioner. Other firms unaffiliated with Alger Management were served with similar orders. Alger Management and Alger Inc. intend to request a hearing for the purpose of seeking to vacate or modify the order.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

      In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including Alger Management, certain mutual funds managed by Alger Management (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings. In September 2004, consolidated amended complaints involving these cases (not yet including the West Virginia action) -- a Consolidated Amended Fund Derivative Complaint (the "Derivative Complaint") and two substantially identical Consolidated Amended Class Action Complaints (together, the "Class Action Complaint") -- were filed in the Maryland federal district court under the caption number 1:04-MD-15863 (JFM). In April 2005, a civil lawsuit involving similar allegations was filed by the West Virginia Attorney General and also transferred to the Maryland District Court.

      The Derivative Complaint alleged (i) violations, by Alger Management and, depending on the specific offense alleged, by its immediate parent, Alger Inc., which is the Distributor of the Alger Mutual Funds, and/or the fund trustee defendants, of Sections 36(a), 36(b), 47, and 48 of the Investment Company Act of 1940 (the "Investment Company Act") and of Sections 206 and 215 of the Investment Advisers Act of 1940, breach of fiduciary duty, and breach of contract, (ii) various offenses by other third-party defendants, and (iii) unjust enrichment by all the named defendants. The Class Action Complaint alleged, in addition to the offenses listed above, (i) violations, by Alger Management, Alger Inc., their affiliates, the funds named as defendants, and the current and former fund trustees and officers, of Sections 11, 12(a)(2), and 15 of the Securities Act of 1933, Sections 10(b) (and Rule 10b-5 thereunder) and 20(a) of the Securities Exchange Act of 1934 (the "1934 Act"), and Section 34(b) of the Investment Company Act of 1940, (ii) breach of contract by the funds named as defendants, and (iii) unjust enrichment of the defendants. The West Virginia attorney general action also alleges violations of the West Virginia Consumer Credit and Protection Act and other wrongful conduct.

      Motions to dismiss the Class Action Complaint and the Derivative Complaint were subsequently filed. On November 3, 2005, the district court issued letter rulings dismissing both complaints in their entirety with respect to the Alger Mutual Funds and dismissing all claims against the other Alger defendants, other than the claims under the 1934Act and Section 36(b) of the Investment Company Act (as to which the court deferred ruling with respect to the Alger Mutual Fund Trustees), with leave to the class action plaintiffs to file amended complaints against those defendants with respect to claims under state law. Orders implementing the letter rulings are being entered. On January 11, 2006, the Alger defendants filed a motion for partial reconsideration of the district court's ruling with respect to the Section 10(b), Rule 10b-5 and Section 36(b) claims against them; the district court denied the motion on February 9, 2006.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

      Alger Management does not believe that the Alger Mutual Funds are themselves targets of the regulatory investigations as potential enforcement defendants.

      The SEC and, in some cases, state government authorities have a variety of administrative and civil enforcement powers, including injunctive powers, authority to assess fines and penalties and order restitution, authority to limit the activities of a person or company and other enforcement powers, that may be exercised administratively or through the courts.

      Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against Alger Management or Alger Inc., Alger Management would, in the absence of exemptive relief granted by the SEC, be barred from serving as investment adviser/sub-adviser for any registered investment company, including the Fund. While exemptive relief from Section 9(a) has been granted in certain other cases, there is no assurance that such exemptive relief would be granted if sought. In addition, it is possible that these matters and/or other developments resulting from these matters could result in loss of Alger Management personnel, diversion of time and attention of Alger Management personnel, diminishment of financial resources of Alger Management, or other consequences potentially adverse to the Fund. Alger Management cannot predict the potential effect of such actions upon Alger Management or the Fund. There can be no assurance that the effect, if any, would not be material.

THE ALGER FUNDS
ADDITIONAL INFORMATION (UNAUDITED)

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

      As a shareholder of the Fund, you incur two types of costs: transaction costs, if applicable, including sales charges (loads) and redemption fees; and ongoing costs, including management fees, distribution (12b-1) fees, if applicable, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example below is based on an investment of $1,000 invested at the beginning of the six-month period starting November 1, 2005 and ending April 30, 2006.

ACTUAL EXPENSES

      The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you would have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) and redemption fees. Therefore, the second line under each class of shares in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                      Ratio of
                                                                     Expenses to
                                                         Expenses      Average
                                                        Paid During  Net Assets
                                Beginning    Ending     the Period    For the
                                 Account     Account    November 1,   Six Months
                                  Value       Value        2005         Ended
                               November 1,  April 30,  to April 30,   April 30,
                                  2005        2006        2006(b)      2006(c)
                               ----------   --------   ------------  -----------
ALGER LARGECAP GROWTH FUND

CLASS A    ACTUAL ............  $1,000.00  $1,077.30      $ 6.49        1.26%
           HYPOTHETICAL(a) ...   1,000.00   1,018.55        6.31        1.26
CLASS B    ACTUAL ............   1,000.00   1,072.20       10.38        2.02
           HYPOTHETICAL(a) ...   1,000.00   1,014.78       10.09        2.02
CLASS C    ACTUAL ............   1,000.00   1,073.30       10.33        2.01
           HYPOTHETICAL(a) ...   1,000.00   1.014.83       10.04        2.01

ALGER SMALLCAP GROWTH FUND

CLASS A    ACTUAL ............  $1,000.00  $1,207.30      $ 7.61        1.39%
           HYPOTHETICAL(a) ...   1,000.00   1,017.90        6.95        1.39
CLASS B    ACTUAL ............   1,000.00   1,202.10       11.79        2.16
           HYPOTHETICAL(a) ...   1,000.00   1,014.08       10.79        2.16
CLASS C    ACTUAL ............   1,000.00   1,201.70       11.68        2.14
           HYPOTHETICAL(a) ...   1,000.00   1,014.18       10.69        2.14

ALGER BALANCED FUND

CLASS A    ACTUAL ............  $1,000.00  $1,047.10      $ 6.80        1.34%
           HYPOTHETICAL(a) ...   1,000.00   1,018.15        6.71        1.34
CLASS B    ACTUAL ............   1,000.00   1,043.30       10.54        2.08
           HYPOTHETICAL(a) ...   1,000.00   1,014.48       10.39        2.08
CLASS C    ACTUAL ............   1,000.00   1,043.30       10.54        2.08
           HYPOTHETICAL(a) ...   1,000.00   1,014.48       10.39        2.08

ALGER MIDCAP GROWTH FUND

CLASS A    ACTUAL ............  $1,000.00  $1,148.00      $ 6.71        1.26%
           HYPOTHETICAL(a) ...   1,000.00   1,018.55        6.31        1.26
CLASS B    ACTUAL ............   1,000.00   1,143.60       10.68        2.01
           HYPOTHETICAL(a) ...   1,000.00   1,014.83       10.04        2.01
CLASS C    ACTUAL ............   1,000.00   1,144.00       10.69        2.01
           HYPOTHETICAL(a) ...   1,000.00   1,014.83       10.04        2.01

ALGER CAPITAL APPRECIATION FUND

CLASS A    ACTUAL ............  $1,000.00  $1,138.10      $ 7.47        1.41%
           HYPOTHETICAL(a) ...   1,000.00   1,017.80        7.05        1.41
CLASS B    ACTUAL ............   1,000.00   1,134.60       11.49        2.17
           HYPOTHETICAL(a) ...   1,000.00   1,014.03       10.84        2.17
CLASS C    ACTUAL ............   1,000.00   1,135.90       11.44        2.16
           HYPOTHETICAL(a) ...   1,000.00   1,014.08       10.79        2.16

ALGER HEALTH SCIENCES FUND

CLASS A    ACTUAL ............  $1,000.00  $1,038.82      $ 6.93        1.37%
           HYPOTHETICAL(a) ...   1,000.00   1,018.02        6.85        1.37
CLASS B    ACTUAL ............   1,000.00   1,034.60       10.65        2.11
           HYPOTHETICAL(a) ...   1,000.00   1,014.33       10.54        2.11
CLASS C    ACTUAL ............   1,000.00   1,034.70       10.70        2.12
           HYPOTHETICAL(a) ...   1,000.00   1,014.28       10.59        2.12

                                                                      Ratio of
                                                                     Expenses to
                                                         Expenses      Average
                                                        Paid During  Net Assets
                                Beginning    Ending     the Period    For the
                                 Account     Account    November 1,   Six Months
                                  Value       Value        2005         Ended
                               November 1,  April 30,  to April 30,   April 30,
                                  2005        2006        2006(b)      2006(c)
                               ----------   --------   ------------  -----------

ALGER SMALLCAP AND MIDCAP GROWTH FUND

CLASS A    ACTUAL ............  $1,000.00  $1,218.10      $ 8.25        1.50%
           HYPOTHETICAL(a) ...   1,000.00   1,017.36        7.50        1.50
CLASS B    ACTUAL ............   1,000.00   1,213.50       12.35        2.25
           HYPOTHETICAL(a) ...   1,000.00   1,013.64       11.23        2.25
CLASS C    ACTUAL ............   1,000.00   1,214.40       12.35        2.25
           HYPOTHETICAL(a) ...   1,000.00   1,013.64       11.23        2.25

ALGER TECHNOLOGY FUND

CLASS A    ACTUAL* ...........  $1,000.00    $995.00      $ 8.66        1.75%
           HYPOTHETICAL(a) ...   1,000.00   1,016.12        8.75        1.75
CLASS B    ACTUAL* ...........   1,000.00     994.00       12.36        2.50
           HYPOTHETICAL(a) ...   1,000.00   1,012.40       12.47        2.50
CLASS C    ACTUAL* ...........   1,000.00     994.00       12.36        2.50
           HYPOTHETICAL(a) ...   1,000.00   1,012.40       12.47        2.50

ALGER CORE FIXED-INCOME FUND

CLASS A    ACTUAL* ...........  $1,000.00    $995.90      $ 4.95        1.00%
           HYPOTHETICAL(a) ...   1,000.00   1,019.84        5.01        1.00
CLASS B    ACTUAL* ...........   1,000.00     994.70        8.66        1.75
           HYPOTHETICAL(a) ...   1,000.00   1,016.12        8.75        1.75
CLASS C    ACTUAL* ...........   1,000.00     994.70        8.66        1.75
           HYPOTHETICAL(a) ...   1,000.00   1,016.12        8.75        1.75

ALGER MONEY MARKET FUND

           ACTUAL ............  $1,000.00  $1,106.70      $ 4.70        0.94%
           HYPOTHETICAL(a) ...   1,000.00   1,020.13        4.71        0.94

----------
*   From March 1, 2006 -- commencement of operations.

(a) 5% annual return before expenses.

(b) Expenses are equal to the annualized expense ratio of the respective share class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(c) Annualized.

PROXY VOTING POLICIES

      A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Funds' website at http://www.alger.com or on the SEC's website at http://www.sec.gov.

QUARTERLY FUND HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Funds' website at http://www.alger.com or on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Funds by calling (800) 992-3863.

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


THE ALGER FUNDS

111 Fifth Avenue
New York, NY 10003
(800) 992-3863
www.alger.com

INVESTMENT MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266

This report is submitted for the general information of the shareholders of The Alger Funds. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Funds, which contains information concerning the Trust's investment policies, fees and expenses as well as other pertinent information.

[ALGER LOGO]

ASAR 43006

[ALGER LOGO]    The Alger Funds
                Boston Financial Data Services, Inc.
                P.O. Box 8480
                Boston, MA 02266





ASAR 43006

ITEM 2.  CODE OF ETHICS.
Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.
Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1) Not applicable

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


The Alger Funds


By: /s/ Dan C. Chung

    Dan C. Chung

    President

Date: June 22, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Dan C. Chung

    Dan C. Chung

    President

Date: June 22, 2006


By: /s/ Frederick A. Blum

    Frederick A. Blum

    Treasurer

Date: June 22, 2006